UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Blue Chip Growth Fund
Blue Chip Growth
Class K

Class F

October 31, 2009

1.809076.105

BCF-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.3%
Johnson Controls, Inc.	1,571,300	$ 37,585
Automobiles - 0.2%
Harley-Davidson, Inc. (c)	880,100	21,932
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	304,800	17,404
Hotels, Restaurants & Leisure - 2.6%
Carnival Corp. unit	638,400	18,590
Las Vegas Sands Corp. (a)	987,700	14,904
Starbucks Corp. (a)	6,778,000	128,646
Starwood Hotels & Resorts Worldwide, Inc.	2,978,400	86,552
Wyndham Worldwide Corp.	2,166,485	36,939
		285,631
Household Durables - 1.5%
D.R. Horton, Inc.	2,784,900	30,523
Furniture Brands International, Inc. (a)(d)	4,870,949	20,702
KB Home	571,600	8,105
Mohawk Industries, Inc. (a)	565,400	24,216
Pulte Homes, Inc.	2,783,302	25,078
Ryland Group, Inc.	698,900	12,965
Toll Brothers, Inc. (a)	1,347,800	23,344
Tupperware Brands Corp.	424,800	19,124
		164,057
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	1,619,400	192,401
Leisure Equipment & Products - 0.1%
Brunswick Corp.	1,330,400	12,612
Media - 0.7%
DreamWorks Animation SKG, Inc. Class A (a)	765,288	24,489
Interpublic Group of Companies, Inc. (a)	1,475,400	8,882
McGraw-Hill Companies, Inc.	784,700	22,584
The DIRECTV Group, Inc. (a)(c)	816,400	21,471
		77,426
Multiline Retail - 1.6%
JCPenney Co., Inc.	403,000	13,351
Kohl's Corp. (a)	475,100	27,185
Target Corp.	2,726,300	132,035
		172,571
Specialty Retail - 2.2%
Guess?, Inc.	874,500	31,963
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Home Depot, Inc.	1,143,700	$ 28,695
J. Crew Group, Inc. (a)	126,300	5,151
Lowe's Companies, Inc.	1,977,300	38,696
Office Depot, Inc. (a)	3,709,801	22,444
RadioShack Corp.	1,312,133	22,162
Staples, Inc.	2,510,900	54,487
Williams-Sonoma, Inc.	2,011,100	37,768
		241,366
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. (a)	190,400	17,073
Liz Claiborne, Inc. (c)	4,159,517	23,876
NIKE, Inc. Class B	283,600	17,634
Polo Ralph Lauren Corp. Class A	917,200	68,258
		126,841
TOTAL CONSUMER DISCRETIONARY		1,349,826
CONSUMER STAPLES - 13.3%
Beverages - 3.1%
Anheuser-Busch InBev SA NV	225,127	10,603
Dr Pepper Snapple Group, Inc. (a)	403,600	11,002
PepsiCo, Inc.	1,341,900	81,252
The Coca-Cola Co.	4,418,500	235,550
		338,407
Food & Staples Retailing - 4.6%
Costco Wholesale Corp.	2,016,600	114,644
CVS Caremark Corp.	2,040,700	72,037
Wal-Mart Stores, Inc.	4,948,855	245,859
Walgreen Co.	1,822,700	68,953
		501,493
Food Products - 0.4%
Ausnutria Dairy Hunan Co. Ltd. Class H	5,844,000	4,948
General Mills, Inc.	536,500	35,366
		40,314
Household Products - 2.5%
Procter & Gamble Co.	4,695,800	272,356
Personal Products - 0.7%
Avon Products, Inc.	1,372,700	43,995
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Mead Johnson Nutrition Co. Class A (c)	139,500	$ 5,865
NBTY, Inc. (a)	628,200	22,873
		72,733
Tobacco - 2.0%
Altria Group, Inc.	2,610,300	47,273
Philip Morris International, Inc.	3,556,600	168,441
		215,714
TOTAL CONSUMER STAPLES		1,441,017
ENERGY - 4.7%
Energy Equipment & Services - 1.7%
Nabors Industries Ltd. (a)	2,034,000	42,368
Noble Corp.	922,300	37,575
Pride International, Inc. (a)	1,012,600	29,932
Schlumberger Ltd.	763,000	47,459
Smith International, Inc.	1,058,400	29,349
		186,683
Oil, Gas & Consumable Fuels - 3.0%
Arch Coal, Inc.	1,204,300	26,085
CONSOL Energy, Inc.	273,700	11,717
EOG Resources, Inc.	63,400	5,177
Marathon Oil Corp.	1,034,400	33,070
Massey Energy Co.	979,600	28,497
Occidental Petroleum Corp.	945,900	71,775
Oil India Ltd.	14,187	333
Petrohawk Energy Corp. (a)	2,495,900	58,704
Plains Exploration & Production Co. (a)	556,600	14,750
Southwestern Energy Co. (a)	1,600,700	69,759
		319,867
TOTAL ENERGY		506,550
FINANCIALS - 7.4%
Capital Markets - 1.7%
AllianceBernstein Holding LP	1,000,000	26,980
Charles Schwab Corp.	593,900	10,298
Evercore Partners, Inc. Class A	250,000	8,160
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc.	585,000	$ 7,675
Morgan Stanley	4,319,600	138,746
		191,859
Commercial Banks - 1.0%
Regions Financial Corp.	4,120,500	19,943
Wells Fargo & Co.	3,279,100	90,241
		110,184
Consumer Finance - 0.6%
American Express Co.	1,008,200	35,126
Capital One Financial Corp.	784,800	28,724
		63,850
Diversified Financial Services - 2.3%
Bank of America Corp.	3,235,100	47,168
CME Group, Inc.	182,100	55,105
JPMorgan Chase & Co.	2,606,300	108,865
Moody's Corp. (c)	1,184,400	28,047
NBH Holdings Corp. Class A (a)(e)	444,100	8,882
		248,067
Insurance - 1.2%
Assured Guaranty Ltd.	1,486,700	24,649
Genworth Financial, Inc. Class A	4,379,900	46,515
Hartford Financial Services Group, Inc.	1,177,794	28,880
Lincoln National Corp.	1,131,100	26,954
		126,998
Real Estate Management & Development - 0.6%
Ackruti City Ltd.	975,000	10,339
Housing Development and Infrastructure Ltd. (a)	1,846,919	12,242
Indiabulls Real Estate Ltd. (a)	3,166,454	16,578
Parsvnath Developers Ltd.	6,435,670	14,182
Unitech Ltd.	5,251,879	9,006
		62,347
TOTAL FINANCIALS		803,305
HEALTH CARE - 13.4%
Biotechnology - 3.2%
Alnylam Pharmaceuticals, Inc. (a)	14,700	250
Amgen, Inc. (a)	893,600	48,013
Amylin Pharmaceuticals, Inc. (a)	2,057,700	22,717
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	1,528,400	$ 78,025
Dendreon Corp. (a)	566,600	14,318
Genzyme Corp. (a)	1,109,400	56,136
Human Genome Sciences, Inc. (a)	797,300	14,902
ImmunoGen, Inc. (a)	381,639	2,553
Isis Pharmaceuticals, Inc. (a)	212,000	2,686
Medivation, Inc. (a)	50,000	1,276
Micromet, Inc. (a)(c)	1,048,020	5,355
Myriad Genetics, Inc. (a)	100,000	2,428
Regeneron Pharmaceuticals, Inc. (a)	575,000	9,028
Vertex Pharmaceuticals, Inc. (a)	2,805,100	94,139
		351,826
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	763,500	41,275
Covidien PLC	1,382,000	58,210
Inverness Medical Innovations, Inc. (a)	928,700	35,300
NuVasive, Inc. (a)(c)	254,703	9,243
		144,028
Health Care Providers & Services - 3.5%
Aetna, Inc.	874,100	22,753
CIGNA Corp.	1,015,500	28,272
Express Scripts, Inc. (a)	1,554,500	124,236
Henry Schein, Inc. (a)	401,800	21,227
Humana, Inc. (a)	877,300	32,969
Medco Health Solutions, Inc. (a)	2,028,100	113,817
UnitedHealth Group, Inc.	1,228,400	31,877
		375,151
Health Care Technology - 0.4%
Allscripts-Misys Healthcare Solutions, Inc.	890,400	17,363
Cerner Corp. (a)	364,400	27,709
		45,072
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	349,153	11,208
Life Technologies Corp. (a)	1,085,700	51,212
		62,420
Pharmaceuticals - 4.4%
Abbott Laboratories	1,857,800	93,949
Allergan, Inc.	1,081,300	60,823
Johnson & Johnson	3,276,500	193,477
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
King Pharmaceuticals, Inc. (a)	1,116,900	$ 11,314
Merck & Co., Inc.	1,411,400	43,655
Pfizer, Inc.	4,017,900	68,425
		471,643
TOTAL HEALTH CARE		1,450,140
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	2,015,900	72,351
Precision Castparts Corp.	562,900	53,774
Raytheon Co.	597,700	27,064
		153,189
Airlines - 1.2%
AMR Corp. (a)	2,904,200	15,654
Continental Airlines, Inc. Class B (a)	2,397,800	27,575
Delta Air Lines, Inc. (a)	6,859,000	48,973
UAL Corp. (a)	5,396,500	35,131
		127,333
Building Products - 0.7%
Masco Corp.	3,823,700	44,928
Owens Corning (a)	1,412,700	31,235
		76,163
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	1,664,200	59,329
Electrical Equipment - 0.2%
A123 Systems, Inc.	44,500	875
Acuity Brands, Inc.	50,000	1,583
JA Solar Holdings Co. Ltd. ADR (a)(c)	2,780,000	10,647
SunPower Corp. Class A (a)(c)	478,315	11,867
		24,972
Industrial Conglomerates - 0.6%
3M Co.	863,500	63,528
Machinery - 1.9%
Caterpillar, Inc.	321,900	17,724
Cummins, Inc.	787,900	33,927
Ingersoll-Rand Co. Ltd.	2,092,600	66,105
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	1,617,500	$ 60,511
Toro Co. (c)	712,400	26,373
		204,640
Professional Services - 0.3%
Manpower, Inc.	317,502	15,053
Monster Worldwide, Inc. (a)	914,286	13,275
		28,328
Road & Rail - 1.5%
Avis Budget Group, Inc. (a)	1,472,232	12,367
CSX Corp.	2,134,400	90,029
Union Pacific Corp.	1,074,600	59,253
		161,649
TOTAL INDUSTRIALS		899,131
INFORMATION TECHNOLOGY - 36.5%
Communications Equipment - 6.4%
Adtran, Inc.	1,352,043	31,151
Cisco Systems, Inc. (a)	14,888,100	340,193
Emulex Corp. (a)	1,614,100	16,302
F5 Networks, Inc. (a)	276,800	12,426
Juniper Networks, Inc. (a)	715,900	18,263
Motorola, Inc.	4,304,500	36,890
Palm, Inc. (a)(c)	927,525	10,769
QUALCOMM, Inc.	4,464,100	184,858
Research In Motion Ltd. (a)	697,100	40,941
		691,793
Computers & Peripherals - 9.8%
Apple, Inc. (a)	3,062,800	577,330
Hewlett-Packard Co.	6,277,300	297,921
NetApp, Inc. (a)	755,100	20,425
QLogic Corp. (a)	1,509,000	26,468
SanDisk Corp. (a)	1,292,287	26,466
Seagate Technology	4,636,100	64,674
Toshiba Corp.	2,342,000	13,386
Western Digital Corp. (a)	965,300	32,511
		1,059,181
Electronic Equipment & Components - 1.7%
Agilent Technologies, Inc.	5,849,200	144,709
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
FLIR Systems, Inc. (a)	180,100	$ 5,009
Tyco Electronics Ltd.	1,907,025	40,524
		190,242
Internet Software & Services - 6.2%
Baidu.com, Inc. sponsored ADR (a)	118,100	44,632
eBay, Inc. (a)	4,879,100	108,658
Google, Inc. Class A (a)	834,100	447,178
Open Text Corp. (a)	331,500	12,368
OpenTable, Inc.	200,000	4,932
Tencent Holdings Ltd.	1,008,400	17,559
VistaPrint Ltd. (a)	100,000	5,105
Yahoo!, Inc. (a)	2,151,100	34,202
		674,634
IT Services - 1.5%
Cognizant Technology Solutions Corp. Class A (a)	1,300,000	50,245
MasterCard, Inc. Class A	163,800	35,875
Visa, Inc. Class A	1,043,800	79,078
		165,198
Semiconductors & Semiconductor Equipment - 3.6%
Aixtron AG	100,000	2,998
Applied Materials, Inc.	1,678,000	20,472
Avago Technologies Ltd.	2,034,200	30,513
Cree, Inc. (a)	313,000	13,177
Intel Corp.	4,151,800	79,341
Lam Research Corp. (a)	1,880,300	63,404
Linear Technology Corp.	2,434,400	63,002
Maxim Integrated Products, Inc.	27,262	454
Microsemi Corp. (a)	4,057,700	54,008
Netlogic Microsystems, Inc. (a)	113,748	4,324
NVIDIA Corp. (a)	4,370,130	52,267
Prime View International Co. Ltd.	2,000,000	3,247
		387,207
Software - 7.3%
Activision Blizzard, Inc. (a)	913,300	9,891
Adobe Systems, Inc. (a)	1,610,900	53,063
BMC Software, Inc. (a)	1,199,200	44,562
Check Point Software Technologies Ltd. (a)	1,747,500	54,295
Citrix Systems, Inc. (a)	1,069,000	39,296
Informatica Corp. (a)	1,459,800	30,992
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	14,608,200	$ 405,085
Nuance Communications, Inc. (a)	1,505,100	19,732
Oracle Corp.	2,792,400	58,920
Red Hat, Inc. (a)	2,048,500	52,872
Solera Holdings, Inc.	50,000	1,611
SuccessFactors, Inc. (a)	189,100	2,891
VMware, Inc. Class A (a)	563,900	21,671
		794,881
TOTAL INFORMATION TECHNOLOGY		3,963,136
MATERIALS - 3.8%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	725,600	55,966
Airgas, Inc.	713,500	31,651
Albemarle Corp.	1,402,800	44,300
Dow Chemical Co.	4,824,900	113,289
Praxair, Inc.	430,200	34,175
Terra Industries, Inc.	832,288	26,442
The Mosaic Co.	594,800	27,795
		333,618
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	648,600	20,677
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	399,100	29,278
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp. (a)	3,334,000	17,504
Weyerhaeuser Co.	412,700	14,998
		32,502
TOTAL MATERIALS		416,075
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd. (a)	813,890	673
TOTAL COMMON STOCKS (Cost $9,545,663)		10,829,853
Money Market Funds - 0.5%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(f) (Cost $53,793)	53,793,225	$ 53,793
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $9,599,456)		10,883,646
NET OTHER ASSETS - (0.3)%		(34,786)
NET ASSETS - 100%		$ 10,848,860
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,882,000 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6
Fidelity Securities Lending Cash Central Fund	77
Total	$ 83
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Furniture Brands International, Inc.	$ 19,567	$ 202	$ 274	$ -	$ 20,702
Total	$ 19,567	$ 202	$ 274	$ -	$ 20,702
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,349,826	$ 1,349,826	$ -	$ -
Consumer Staples	1,441,017	1,436,069	4,948	-
Energy	506,550	506,217	333	-
Financials	803,305	732,076	71,229	-
Health Care	1,450,140	1,450,140	-	-
Industrials	899,131	899,131	-	-
Information Technology	3,963,136	3,928,944	34,192	-
Materials	416,075	416,075	-	-
Utilities	673	-	673	-
Money Market Funds	53,793	53,793	-	-
Total Investments in Securities	$ 10,883,646	$ 10,772,271	$ 111,375	$ -
Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $9,640,058,000. Net unrealized appreciation aggregated $1,243,588,000, of which $1,656,278,000 related to appreciated investment securities and $412,690,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Blue Chip Value Fund

October 31, 2009

1.809087.105

BCV-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 0.8%
Autoliv, Inc.	12,500	$ 419,750
Johnson Controls, Inc.	76,000	1,817,920
The Goodyear Tire & Rubber Co. (a)	47,200	607,936
		2,845,606
Automobiles - 0.2%
Renault SA (a)	14,500	652,927
Hotels, Restaurants & Leisure - 0.2%
Wyndham Worldwide Corp.	34,600	589,930
Household Durables - 2.5%
Black & Decker Corp.	33,700	1,591,314
KB Home (c)	322,200	4,568,796
Pulte Homes, Inc.	167,602	1,510,094
Whirlpool Corp.	12,800	916,352
		8,586,556
Media - 2.6%
Cablevision Systems Corp. - NY Group Class A	25,700	590,072
Comcast Corp. Class A (special) (non-vtg.)	150,900	2,115,618
DISH Network Corp. Class A (a)	56,900	990,060
The DIRECTV Group, Inc. (a)(c)	37,300	980,990
Time Warner Cable, Inc.	31,467	1,241,058
Time Warner, Inc.	97,100	2,924,652
		8,842,450
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	23,800	886,788
Home Depot, Inc.	43,200	1,083,888
Lowe's Companies, Inc.	117,600	2,301,432
Ross Stores, Inc.	22,200	977,022
Staples, Inc.	141,900	3,079,230
		8,328,360
TOTAL CONSUMER DISCRETIONARY		29,845,829
CONSUMER STAPLES - 5.1%
Beverages - 0.9%
Anheuser-Busch InBev SA NV	24,626	1,159,810
Constellation Brands, Inc. Class A (sub. vtg.) (a)	35,500	561,610
The Coca-Cola Co.	24,900	1,327,419
		3,048,839
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	98,700	$ 3,484,110
Kroger Co.	39,800	920,574
Winn-Dixie Stores, Inc. (a)	71,862	796,950
		5,201,634
Food Products - 1.3%
Bunge Ltd.	13,500	770,310
Nestle SA (Reg.)	54,642	2,546,516
Ralcorp Holdings, Inc. (a)	19,300	1,036,410
		4,353,236
Household Products - 1.0%
Energizer Holdings, Inc. (a)	17,100	1,040,877
Procter & Gamble Co.	42,100	2,441,800
		3,482,677
Tobacco - 0.4%
British American Tobacco PLC sponsored ADR	18,700	1,201,101
TOTAL CONSUMER STAPLES		17,287,487
ENERGY - 19.1%
Energy Equipment & Services - 4.3%
ENSCO International, Inc.	32,150	1,472,149
Helmerich & Payne, Inc.	12,300	467,646
Nabors Industries Ltd. (a)	196,832	4,100,011
National Oilwell Varco, Inc. (a)	49,314	2,021,381
Noble Corp.	19,300	786,282
Pride International, Inc. (a)	32,800	969,568
Transocean Ltd. (a)	26,000	2,181,660
Weatherford International Ltd. (a)	155,800	2,731,174
		14,729,871
Oil, Gas & Consumable Fuels - 14.8%
Anadarko Petroleum Corp.	17,200	1,047,996
Arch Coal, Inc.	47,300	1,024,518
Chesapeake Energy Corp.	150,500	3,687,250
Chevron Corp.	171,200	13,103,648
EOG Resources, Inc.	33,200	2,711,112
EXCO Resources, Inc.	29,100	454,542
Exxon Mobil Corp.	64,500	4,622,715
Marathon Oil Corp.	133,100	4,255,207
Occidental Petroleum Corp.	142,400	10,805,312
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp. (a)	75,200	$ 1,768,704
Plains Exploration & Production Co. (a)	54,100	1,433,650
Range Resources Corp.	26,800	1,341,340
Royal Dutch Shell PLC Class B ADR	41,700	2,425,272
Southwestern Energy Co. (a)	21,900	954,402
Suncor Energy, Inc.	18,048	598,683
		50,234,351
TOTAL ENERGY		64,964,222
FINANCIALS - 27.2%
Capital Markets - 4.8%
Charles Schwab Corp.	40,432	701,091
Franklin Resources, Inc.	16,100	1,684,543
Goldman Sachs Group, Inc.	33,100	5,632,627
Morgan Stanley	194,800	6,256,976
State Street Corp.	44,370	1,862,653
		16,137,890
Commercial Banks - 5.8%
Huntington Bancshares, Inc.	55,200	210,312
Mitsubishi UFJ Financial Group, Inc.	103,500	551,313
PNC Financial Services Group, Inc.	91,072	4,457,064
Regions Financial Corp.	152,700	739,068
SVB Financial Group (a)	18,300	754,875
U.S. Bancorp, Delaware	53,000	1,230,660
Wells Fargo & Co.	428,237	11,785,082
		19,728,374
Consumer Finance - 1.0%
Capital One Financial Corp.	61,300	2,243,580
Discover Financial Services	84,700	1,197,658
		3,441,238
Diversified Financial Services - 9.9%
Bank of America Corp.	885,782	12,914,702
CME Group, Inc.	6,000	1,815,660
JPMorgan Chase & Co.	417,252	17,428,615
KKR Financial Holdings LLC (a)	139,600	639,368
Moody's Corp.	32,600	771,968
		33,570,313
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 4.2%
ACE Ltd.	76,080	$ 3,907,469
Allied World Assurance Co. Holdings Ltd.	14,800	662,448
Argo Group International Holdings, Ltd. (a)	14,488	492,012
Assurant, Inc.	13,000	389,090
Everest Re Group Ltd.	27,600	2,414,724
Genworth Financial, Inc. Class A	172,127	1,827,989
Lincoln National Corp.	62,900	1,498,907
Loews Corp.	16,700	552,770
MetLife, Inc.	48,100	1,636,843
XL Capital Ltd. Class A	60,900	999,369
		14,381,621
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc.	16,600	899,222
CBL & Associates Properties, Inc.	32,600	266,016
Duke Realty LP	30,900	347,316
ProLogis Trust	41,900	474,727
SL Green Realty Corp.	21,700	841,092
		2,828,373
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	209,500	2,168,325
TOTAL FINANCIALS		92,256,134
HEALTH CARE - 10.4%
Biotechnology - 0.7%
Amgen, Inc. (a)	14,800	795,204
Biogen Idec, Inc. (a)	25,400	1,070,102
Genzyme Corp. (a)	12,700	642,620
		2,507,926
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	146,400	1,188,768
Covidien PLC	99,685	4,198,732
Stryker Corp.	15,900	731,400
		6,118,900
Health Care Providers & Services - 1.9%
Aetna, Inc.	54,300	1,413,429
Brookdale Senior Living, Inc.	69,500	1,170,380
CIGNA Corp.	57,500	1,600,800
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc. (a)	26,400	$ 992,112
UnitedHealth Group, Inc.	49,100	1,274,145
		6,450,866
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	12,100	544,500
Pharmaceuticals - 5.8%
King Pharmaceuticals, Inc. (a)	41,400	419,382
Merck & Co., Inc.	180,900	5,595,237
Pfizer, Inc.	752,619	12,817,102
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,800	898,544
		19,730,265
TOTAL HEALTH CARE		35,352,457
INDUSTRIALS - 9.3%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	96,460	3,461,949
Precision Castparts Corp.	8,400	802,452
United Technologies Corp.	37,800	2,322,810
		6,587,211
Building Products - 1.0%
Armstrong World Industries, Inc. (a)	5,500	204,875
Masco Corp.	201,900	2,372,325
Owens Corning (a)	35,800	791,538
		3,368,738
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	48,330	1,252,230
Electrical Equipment - 0.4%
Acuity Brands, Inc.	15,300	484,398
Regal-Beloit Corp.	16,300	764,144
		1,248,542
Industrial Conglomerates - 0.5%
Textron, Inc.	88,600	1,575,308
Machinery - 2.7%
Caterpillar, Inc.	21,500	1,183,790
Cummins, Inc.	60,900	2,622,354
Deere & Co.	28,500	1,298,175
Ingersoll-Rand Co. Ltd.	92,000	2,906,280
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	13,600	$ 450,704
Oshkosh Co.	23,900	747,114
		9,208,417
Road & Rail - 2.4%
Avis Budget Group, Inc. (a)	43,300	363,720
CSX Corp.	81,000	3,416,580
Ryder System, Inc.	16,400	665,020
Union Pacific Corp.	69,300	3,821,202
		8,266,522
TOTAL INDUSTRIALS		31,506,968
INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	111,600	2,550,060
Juniper Networks, Inc. (a)	33,200	846,932
		3,396,992
Computers & Peripherals - 2.0%
Hewlett-Packard Co.	131,500	6,240,990
NCR Corp. (a)	70,600	716,590
		6,957,580
Electronic Equipment & Components - 1.9%
Agilent Technologies, Inc.	34,250	847,345
Amphenol Corp. Class A	9,400	377,128
Arrow Electronics, Inc. (a)	45,500	1,152,970
Avnet, Inc. (a)	78,346	1,941,414
Flextronics International Ltd. (a)	144,100	933,768
Tyco Electronics Ltd.	60,085	1,276,806
		6,529,431
Internet Software & Services - 0.5%
eBay, Inc. (a)	71,000	1,581,170
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc.	188,800	2,303,360
ASML Holding NV (NY Shares)	31,000	835,140
Atmel Corp. (a)	138,400	514,848
KLA-Tencor Corp.	21,500	698,965
Lam Research Corp. (a)	46,200	1,557,864
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MEMC Electronic Materials, Inc. (a)	22,100	$ 274,482
ON Semiconductor Corp. (a)	23,100	154,539
		6,339,198
Software - 0.3%
Microsoft Corp.	42,600	1,181,298
TOTAL INFORMATION TECHNOLOGY		25,985,669
MATERIALS - 3.7%
Chemicals - 1.3%
Albemarle Corp.	45,290	1,430,258
Celanese Corp. Class A	33,200	911,340
Dow Chemical Co.	93,500	2,195,380
		4,536,978
Construction Materials - 0.4%
HeidelbergCement AG	17,792	1,066,385
Vulcan Materials Co.	8,800	405,064
		1,471,449
Containers & Packaging - 0.7%
Owens-Illinois, Inc. (a)	33,200	1,058,416
Temple-Inland, Inc.	73,200	1,130,940
		2,189,356
Metals & Mining - 1.3%
AngloGold Ashanti Ltd. sponsored ADR	13,454	505,063
ArcelorMittal SA (NY Shares) Class A (c)	29,200	993,384
Freeport-McMoRan Copper & Gold, Inc.	12,000	880,320
Newcrest Mining Ltd.	46,359	1,332,135
Steel Dynamics, Inc.	55,500	743,145
		4,454,047
TOTAL MATERIALS		12,651,830
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	286,610	7,357,279
Qwest Communications International, Inc.	260,900	936,631
Verizon Communications, Inc.	113,173	3,348,789
		11,642,699
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	511,000	$ 1,512,560
TOTAL TELECOMMUNICATION SERVICES		13,155,259
UTILITIES - 4.1%
Electric Utilities - 2.3%
Allegheny Energy, Inc.	12,600	287,532
American Electric Power Co., Inc.	68,100	2,057,982
Entergy Corp.	23,400	1,795,248
Exelon Corp.	37,100	1,742,216
FirstEnergy Corp.	44,600	1,930,288
		7,813,266
Independent Power Producers & Energy Traders - 0.6%
AES Corp.	38,100	497,967
Constellation Energy Group, Inc.	16,600	513,272
NRG Energy, Inc. (a)	50,500	1,160,995
		2,172,234
Multi-Utilities - 1.2%
CMS Energy Corp.	80,100	1,065,330
PG&E Corp.	31,700	1,296,213
Sempra Energy	34,000	1,749,300
		4,110,843
TOTAL UTILITIES		14,096,343
TOTAL COMMON STOCKS (Cost $355,530,861)		337,102,198
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	700	597,100
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $523,558)		597,100
Money Market Funds - 2.5%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (d)	1,832,189	$ 1,832,189
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	6,717,825	6,717,825
TOTAL MONEY MARKET FUNDS (Cost $8,550,014)		8,550,014
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $364,604,433)		346,249,312
NET OTHER ASSETS - (1.9)%		(6,507,198)
NET ASSETS - 100%		$ 339,742,114
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,230
Fidelity Securities Lending Cash Central Fund	1,069
Total	$ 2,299
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 29,845,829	$ 29,845,829	$ -	$ -
Consumer Staples	17,287,487	17,287,487	-	-
Energy	64,964,222	64,964,222	-	-
Financials	92,853,234	92,301,921	551,313	-
Health Care	35,352,457	35,352,457	-	-
Industrials	31,506,968	31,506,968	-	-
Information Technology	25,985,669	25,985,669	-	-
Materials	12,651,830	11,319,695	1,332,135	-
Telecommunication Services	13,155,259	13,155,259	-	-
Utilities	14,096,343	14,096,343	-	-
Money Market Funds	8,550,014	8,550,014	-	-
Total Investments in Securities	$ 346,249,312	$ 344,365,864	$ 1,883,448	$ -
Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $376,316,627. Net unrealized depreciation aggregated $30,067,315, of which $34,862,263 related to appreciated investment securities and $64,929,578 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Dividend Growth Fund

October 31, 2009

1.809095.105

DGF-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.7%
Autoliv, Inc.	182,800	$ 6,138
BorgWarner, Inc.	174,800	5,300
Johnson Controls, Inc.	775,300	18,545
The Goodyear Tire & Rubber Co. (a)	972,200	12,522
TRW Automotive Holdings Corp. (a)	571,800	8,949
		51,454
Automobiles - 0.3%
Fiat SpA (a)	507,800	7,592
Mazda Motor Corp.	727,000	1,641
Thor Industries, Inc.	337,300	8,844
Winnebago Industries, Inc.	566,454	6,514
		24,591
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	24,200	1,382
Hillenbrand, Inc.	367,500	7,343
Regis Corp.	438,770	7,126
Service Corp. International	1,072,000	7,365
Stewart Enterprises, Inc. Class A	2,333,532	10,688
		33,904
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc.	572,300	7,234
Burger King Holdings, Inc.	251,305	4,312
DineEquity, Inc. (d)	744,900	15,762
Las Vegas Sands Corp. unit	18,504	4,756
NH Hoteles SA (a)	727,300	3,815
O'Charleys, Inc. (a)	428,200	3,002
P.F. Chang's China Bistro, Inc. (a)(d)	12,100	353
Red Robin Gourmet Burgers, Inc. (a)	152,200	2,543
Sonic Corp. (a)	1,097,100	10,258
Starwood Hotels & Resorts Worldwide, Inc.	792,500	23,030
Vail Resorts, Inc. (a)(d)	101,663	3,501
Wyndham Worldwide Corp.	2,122,615	36,191
		114,757
Household Durables - 1.2%
Black & Decker Corp.	113,500	5,359
Dorel Industries, Inc. Class B (sub. vtg.)	144,700	3,879
Hooker Furniture Corp.	360,242	4,615
Mohawk Industries, Inc. (a)	426,600	18,271
Newell Rubbermaid, Inc.	636,400	9,234
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
PDG Realty S.A. Empreendimentos e Participacoes	255,600	$ 2,133
Pulte Homes, Inc.	1,018,282	9,175
Stanley Furniture Co., Inc.	228,560	1,796
Whirlpool Corp.	434,100	31,077
		85,539
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	264,200	7,205
Media - 2.8%
Cablevision Systems Corp. - NY Group Class A	581,500	13,351
CC Media Holdings, Inc. Class A (a)	1,200,000	1,560
Comcast Corp.:
Class A	51,870	752
Class A (special) (non-vtg.)	2,330,000	32,667
DISH Network Corp. Class A (a)	1,004,273	17,474
Informa PLC	1,712,482	8,243
Lamar Advertising Co. Class A (a)(d)	589,401	14,322
Liberty Media Corp. Entertainment Series A (a)	982,468	30,280
McGraw-Hill Companies, Inc.	460,900	13,265
The DIRECTV Group, Inc. (a)	472,400	12,424
The Walt Disney Co.	495,767	13,569
Time Warner Cable, Inc.	757,526	29,877
United Business Media Ltd.	464,500	3,528
Viacom, Inc. Class B (non-vtg.) (a)	505,200	13,938
		205,250
Multiline Retail - 0.4%
Dollarama, Inc. (a)(f)	50,700	904
Target Corp.	636,064	30,805
		31,709
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	517,800	19,293
Asbury Automotive Group, Inc. (a)	432,400	4,212
Best Buy Co., Inc.	204,800	7,819
Big 5 Sporting Goods Corp.	492,900	7,270
Carphone Warehouse Group PLC	1,326,534	4,010
Casual Male Retail Group, Inc. (a)	1,424,000	3,574
Collective Brands, Inc. (a)	289,129	5,363
Gymboree Corp. (a)	172,600	7,348
Home Depot, Inc.	382,368	9,594
Lowe's Companies, Inc.	2,277,800	44,577
Lumber Liquidators, Inc. (a)(d)	465,397	9,890
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
OfficeMax, Inc.	828,306	$ 9,468
RadioShack Corp.	225,000	3,800
Sally Beauty Holdings, Inc. (a)	1,390,800	9,388
Staples, Inc.	1,169,182	25,371
The Children's Place Retail Stores, Inc. (a)	132,514	4,168
Tween Brands, Inc. (a)	792,238	6,718
Zale Corp. (a)(d)	341,403	1,615
		183,478
Textiles, Apparel & Luxury Goods - 0.1%
American Apparel, Inc. (a)	1,574,600	4,834
Iconix Brand Group, Inc. (a)	323,200	3,769
		8,603
TOTAL CONSUMER DISCRETIONARY		746,490
CONSUMER STAPLES - 9.6%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	743,642	35,023
Carlsberg AS Series B	113,100	7,983
Coca-Cola Enterprises, Inc.	800,752	15,270
Fomento Economico Mexicano SAB de CV sponsored ADR	153,500	6,648
Pernod Ricard SA	4,100	343
The Coca-Cola Co.	1,778,600	94,817
		160,084
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	324,300	18,436
CVS Caremark Corp.	1,383,300	48,830
Kroger Co.	582,400	13,471
Pricesmart, Inc.	405,565	7,827
Safeway, Inc.	413,600	9,236
Wal-Mart Stores, Inc.	1,363,300	67,729
Walgreen Co.	230,300	8,712
Winn-Dixie Stores, Inc. (a)	1,720,396	19,079
		193,320
Food Products - 2.8%
Bunge Ltd.	112,500	6,419
Calavo Growers, Inc.	323,232	5,770
Cermaq ASA (a)	422,100	3,686
Corn Products International, Inc.	464,798	13,098
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Danone	148,343	$ 8,940
Dole Food Co., Inc.	48,500	569
Global Bio-Chem Technology Group Co. Ltd.	24,249,000	5,902
Kellogg Co.	156,628	8,073
Leroy Seafood Group ASA	614,600	11,270
Marine Harvest ASA (a)	64,624,000	47,062
Nestle SA (Reg.)	418,578	19,507
Ralcorp Holdings, Inc. (a)	164,700	8,844
Smithfield Foods, Inc. (a)(d)	1,450,500	19,350
Tingyi (Cayman Island) Holding Corp.	1,172,000	2,615
Tyson Foods, Inc. Class A	2,526,300	31,629
Unilever NV (Certificaten Van Aandelen) unit	413,800	12,791
		205,525
Household Products - 0.7%
Energizer Holdings, Inc. (a)	210,587	12,818
Kimberly-Clark Corp.	87,801	5,370
Procter & Gamble Co.	590,351	34,240
		52,428
Personal Products - 0.5%
Avon Products, Inc.	678,928	21,760
BaWang International (Group) Holding Ltd.	3,715,000	1,510
Hengan International Group Co. Ltd.	1,344,000	8,652
NBTY, Inc. (a)	32,300	1,176
		33,098
Tobacco - 0.8%
Imperial Tobacco Group PLC	80,363	2,375
Lorillard, Inc.	202,325	15,725
Philip Morris International, Inc.	902,900	42,761
		60,861
TOTAL CONSUMER STAPLES		705,316
ENERGY - 11.8%
Energy Equipment & Services - 4.1%
BJ Services Co.	530,926	10,194
Halliburton Co.	762,400	22,270
Helix Energy Solutions Group, Inc. (a)	663,300	9,107
Nabors Industries Ltd. (a)	562,382	11,714
National Oilwell Varco, Inc. (a)	1,651,400	67,691
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	951,534	$ 38,765
Parker Drilling Co. (a)	877,300	4,562
Patterson-UTI Energy, Inc.	164,200	2,558
Pride International, Inc. (a)	406,327	12,011
Schlumberger Ltd.	212,600	13,224
Scorpion Offshore Ltd. (a)	2,489,500	10,000
Seahawk Drilling, Inc. (a)	175,765	4,746
Smith International, Inc.	918,900	25,481
Superior Well Services, Inc. (a)	104,500	1,109
Tidewater, Inc.	79,900	3,329
Union Drilling, Inc. (a)	725,843	5,545
Weatherford International Ltd. (a)	3,232,400	56,664
		298,970
Oil, Gas & Consumable Fuels - 7.7%
Alpha Natural Resources, Inc. (a)	283,977	9,647
Anadarko Petroleum Corp.	362,400	22,081
Arch Coal, Inc.	1,327,100	28,745
Arena Resources, Inc. (a)	72,700	2,709
Berry Petroleum Co. Class A	686,700	17,415
Brigham Exploration Co. (a)	2,002,900	19,028
Cabot Oil & Gas Corp.	173,906	6,690
Chesapeake Energy Corp.	1,998,000	48,951
Cimarex Energy Co.	173,700	6,802
Compton Petroleum Corp. (a)	1,309,400	1,330
Concho Resources, Inc. (a)	257,665	9,820
Denbury Resources, Inc. (a)	865,390	12,635
EXCO Resources, Inc.	1,121,357	17,516
Hess Corp.	429,600	23,516
Holly Corp.	328,100	9,518
Iteration Energy Ltd. (a)	843,600	888
Keyera Facilities Income Fund	338,100	6,195
Lukoil Oil Co. sponsored ADR	76,687	4,387
Niko Resources Ltd.	101,000	8,171
Northern Oil & Gas, Inc. (a)(d)	1,220,145	11,128
Occidental Petroleum Corp.	284,300	21,573
OPTI Canada, Inc. (a)(d)	5,365,900	9,415
OPTI Canada, Inc. (a)(f)	2,861,700	5,021
Painted Pony Petroleum Ltd. (a)(f)(g)	74,900	407
Painted Pony Petroleum Ltd. Class A (a)	210,500	1,139
Penn Virginia Corp.	271,200	5,492
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
PetroBakken Energy Ltd. Class A	533,025	$ 15,368
Petrohawk Energy Corp. (a)	3,188,638	74,997
Petroleo Brasileiro SA - Petrobras sponsored ADR	88,400	4,086
Plains Exploration & Production Co. (a)	1,471,168	38,986
Range Resources Corp.	587,900	29,424
Rosetta Resources, Inc. (a)	784,852	10,619
SandRidge Energy, Inc. (a)	1,150,600	11,771
Southwestern Energy Co. (a)	849,437	37,018
Suncor Energy, Inc.	724,000	24,016
Venoco, Inc. (a)	949,419	11,963
		568,467
TOTAL ENERGY		867,437
FINANCIALS - 17.6%
Capital Markets - 1.8%
AllianceBernstein Holding LP	261,000	7,042
Bank of New York Mellon Corp.	20,200	539
Bank Sarasin & Co. Ltd. Series B (Reg.)	196,440	7,840
Charles Schwab Corp.	875,768	15,186
Fortress Investment Group LLC (a)(d)	767,500	3,216
GCA Savvian Group Corp.	2,021	2,349
Goldman Sachs Group, Inc.	81,098	13,800
Janus Capital Group, Inc.	643,400	8,441
Morgan Stanley	1,533,544	49,257
Nomura Holdings, Inc.	653,500	4,606
optionsXpress Holdings, Inc.	60,646	948
State Street Corp.	340,500	14,294
UBS AG (NY Shares) (a)	422,000	7,001
		134,519
Commercial Banks - 5.5%
Associated Banc-Corp.	920,000	11,785
CapitalSource, Inc.	5,560,045	19,794
Huntington Bancshares, Inc.	2,496,200	9,511
Mitsubishi UFJ Financial Group, Inc.	5,321,600	28,347
PNC Financial Services Group, Inc.	1,987,994	97,292
Regions Financial Corp.	969,600	4,693
Sumitomo Mitsui Financial Group, Inc.	673,100	22,880
SVB Financial Group (a)	141,290	5,828
U.S. Bancorp, Delaware	1,028,500	23,882
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.	6,380,141	$ 175,583
Wilmington Trust Corp., Delaware	323,178	3,894
		403,489
Consumer Finance - 0.6%
Capital One Financial Corp.	481,500	17,623
Discover Financial Services	1,084,532	15,335
ORIX Corp.	121,680	7,860
		40,818
Diversified Financial Services - 5.4%
Bank of America Corp.	9,684,807	141,204
CME Group, Inc.	69,900	21,152
Deutsche Boerse AG	113,142	9,177
JPMorgan Chase & Co.	3,760,600	157,080
Moody's Corp.	620,146	14,685
PICO Holdings, Inc. (a)(e)	1,536,114	52,136
Ricoh Leasing Co. Ltd.	16,500	337
		395,771
Insurance - 2.2%
ACE Ltd.	214,300	11,006
Arch Capital Group Ltd. (a)	8,011	540
Assurant, Inc.	255,871	7,658
Assured Guaranty Ltd.	301,290	4,995
Endurance Specialty Holdings Ltd.	124,500	4,481
Everest Re Group Ltd.	141,300	12,362
Genworth Financial, Inc. Class A	1,701,300	18,068
Lincoln National Corp.	941,900	22,445
Loews Corp.	223,900	7,411
Maiden Holdings Ltd. (f)	695,042	4,817
MBIA, Inc. (a)(d)	1,474,800	5,988
MetLife, Inc.	283,276	9,640
Montpelier Re Holdings Ltd.	453,900	7,335
Platinum Underwriters Holdings Ltd.	161,800	5,788
Protective Life Corp.	539,000	10,376
The First American Corp.	16,200	492
The Travelers Companies, Inc.	414,140	20,620
Validus Holdings Ltd.	176,300	4,460
XL Capital Ltd. Class A	323,255	5,305
		163,787
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.8%
British Land Co. PLC	274,730	$ 2,130
CapitaCommercial Trust (REIT)	1,737,000	1,306
CBL & Associates Properties, Inc.	633,200	5,167
Corporate Office Properties Trust (SBI)	32,000	1,062
Developers Diversified Realty Corp.	273,677	2,351
Duke Realty LP	298,000	3,350
Kite Realty Group Trust	60,300	224
ProLogis Trust	1,321,300	14,970
Segro PLC	683,100	3,959
SL Green Realty Corp.	340,400	13,194
The Macerich Co. (d)	69,600	2,074
U-Store-It Trust	245,400	1,399
Ventas, Inc.	62,500	2,508
Vornado Realty Trust	130,591	7,778
		61,472
Real Estate Management & Development - 1.1%
Allgreen Properties Ltd.	1,859,000	1,500
Avatar Holdings, Inc. (a)	67,708	1,104
Capital & Regional PLC	1,756,320	980
CB Richard Ellis Group, Inc. Class A (a)	4,349,000	45,012
Iguatemi Empresa de Shopping Centers SA	444,800	6,579
Jones Lang LaSalle, Inc.	294,500	13,797
Kenedix, Inc. (a)	9,905	3,764
Unite Group PLC	2,061,139	9,001
		81,737
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	250,434	2,737
Washington Federal, Inc.	442,800	7,594
		10,331
TOTAL FINANCIALS		1,291,924
HEALTH CARE - 12.1%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	126,500	5,618
Amgen, Inc. (a)	758,000	40,727
Biogen Idec, Inc. (a)	171,000	7,204
Clinical Data, Inc. (a)(d)	513,709	8,106
Dendreon Corp. (a)(d)	280,800	7,096
DUSA Pharmaceuticals, Inc. (a)(d)	1,020,853	1,143
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genzyme Corp. (a)	339,945	$ 17,201
Gilead Sciences, Inc. (a)	364,013	15,489
Human Genome Sciences, Inc. (a)	717,900	13,418
ImmunoGen, Inc. (a)	47,800	320
Maxygen, Inc. (a)	401,767	2,242
Micromet, Inc. (a)	437,800	2,237
OREXIGEN Therapeutics, Inc. (a)	921,206	5,951
Protalix BioTherapeutics, Inc. (a)	326,330	3,094
Rigel Pharmaceuticals, Inc. (a)	532,200	3,411
Theravance, Inc. (a)	1,753,861	24,501
United Therapeutics Corp. (a)	248,000	10,550
Vertex Pharmaceuticals, Inc. (a)	459,429	15,418
		183,726
Health Care Equipment & Supplies - 2.1%
Beckman Coulter, Inc.	172,700	11,110
C. R. Bard, Inc.	225,830	16,953
Cooper Companies, Inc.	180,700	5,061
Covidien PLC	856,200	36,063
ev3, Inc. (a)	567,336	6,683
Integra LifeSciences Holdings Corp. (a)	17,991	549
Inverness Medical Innovations, Inc. (a)	283,600	10,780
Kinetic Concepts, Inc. (a)	83,000	2,755
Nobel Biocare Holding AG (Switzerland)	206,054	5,864
Orthofix International NV (a)	323,288	10,345
Sonova Holding AG	153,575	15,835
St. Jude Medical, Inc. (a)	191,800	6,537
Stryker Corp.	274,700	12,636
William Demant Holding AS (a)	118,900	8,498
Wright Medical Group, Inc. (a)	404,100	6,567
		156,236
Health Care Providers & Services - 2.9%
Aetna, Inc.	405,600	10,558
Brookdale Senior Living, Inc.	1,165,600	19,629
CIGNA Corp.	1,765,800	49,160
Community Health Systems, Inc. (a)	286,900	8,974
Emeritus Corp. (a)	144,681	2,700
Express Scripts, Inc. (a)	348,500	27,852
Health Net, Inc. (a)	251,483	3,750
Humana, Inc. (a)	257,000	9,658
McKesson Corp.	171,300	10,060
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	488,000	$ 27,387
Quest Diagnostics, Inc.	40,400	2,260
Triple-S Management Corp. (a)	483,810	8,080
UnitedHealth Group, Inc.	625,200	16,224
Universal Health Services, Inc. Class B	282,100	15,699
		211,991
Life Sciences Tools & Services - 0.2%
Life Technologies Corp. (a)	215,300	10,156
Thermo Fisher Scientific, Inc. (a)	108,500	4,883
		15,039
Pharmaceuticals - 4.4%
Abbott Laboratories	196,600	9,942
Allergan, Inc.	337,200	18,968
Ardea Biosciences, Inc. (a)	800	11
Cadence Pharmaceuticals, Inc. (a)	1,089,395	9,837
Merck & Co., Inc.	2,770,805	85,701
Novo Nordisk AS Series B	148,304	9,236
Pfizer, Inc.	9,133,225	155,539
Sanofi-Aventis	217,816	15,965
Teva Pharmaceutical Industries Ltd. sponsored ADR	264,190	13,336
ViroPharma, Inc. (a)	848,400	6,397
		324,932
TOTAL HEALTH CARE		891,924
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.8%
Alliant Techsystems, Inc. (a)	182,500	14,195
GeoEye, Inc. (a)	566,362	14,369
Honeywell International, Inc.	608,100	21,825
LMI Aerospace, Inc. (a)	204,848	2,206
Orbital Sciences Corp. (a)	561,900	7,237
Precision Castparts Corp.	105,000	10,031
Raytheon Co.	346,386	15,684
United Technologies Corp.	768,100	47,200
		132,747
Airlines - 0.2%
Delta Air Lines, Inc. (a)	1,803,775	12,879
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.5%
Armstrong World Industries, Inc. (a)	84,400	$ 3,144
Masco Corp.	1,360,400	15,985
Owens Corning (a)	623,625	13,788
USG Corp. (a)(d)	140,500	1,846
		34,763
Commercial Services & Supplies - 0.8%
Clean Harbors, Inc. (a)	196,090	11,069
Consolidated Graphics, Inc. (a)	104,500	2,096
R.R. Donnelley & Sons Co.	1,342,600	26,959
Republic Services, Inc.	584,495	15,144
		55,268
Construction & Engineering - 0.3%
Great Lakes Dredge & Dock Corp.	1,961,970	12,027
MYR Group, Inc. (a)	316,357	5,435
Tutor Perini Corp. (a)	266,584	4,705
		22,167
Electrical Equipment - 0.9%
AMETEK, Inc.	223,055	7,782
Cooper Industries PLC Class A	661,951	25,611
First Solar, Inc. (a)(d)	54,000	6,584
Renewable Energy Corp. AS (a)(d)	1,665,103	9,997
Roper Industries, Inc.	76,100	3,847
Schneider Electric SA	77,043	8,051
SunPower Corp.:
Class A (a)	24,100	598
Class B (a)	262,100	5,677
Zumtobel AG (a)	48,200	836
		68,983
Industrial Conglomerates - 1.1%
Koninklijke Philips Electronics NV	644,900	16,199
McDermott International, Inc. (a)	159,978	3,556
Rheinmetall AG	215,500	11,714
Siemens AG sponsored ADR	145,300	13,080
Textron, Inc.	1,924,349	34,215
		78,764
Machinery - 1.9%
Briggs & Stratton Corp.	448,432	8,386
Columbus McKinnon Corp. (NY Shares) (a)	340,461	5,635
Cummins, Inc.	665,900	28,674
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Danaher Corp.	199,700	$ 13,626
Gardner Denver, Inc. (a)	144,600	5,193
Ingersoll-Rand Co. Ltd.	494,500	15,621
JTEKT Corp.	622,000	6,571
Navistar International Corp. (a)	684,600	22,688
The Stanley Works	167,600	7,581
Timken Co.	420,204	9,257
Trinity Industries, Inc.	173,700	2,932
Vallourec SA	79,000	12,520
		138,684
Professional Services - 0.2%
Manpower, Inc.	79,400	3,764
Monster Worldwide, Inc. (a)	500,000	7,260
Robert Half International, Inc.	309,300	7,176
		18,200
Road & Rail - 2.0%
Arkansas Best Corp.	366,400	9,460
Avis Budget Group, Inc. (a)	921,800	7,743
Burlington Northern Santa Fe Corp.	52,600	3,962
CSX Corp.	692,700	29,218
Norfolk Southern Corp.	301,300	14,047
Ryder System, Inc.	431,200	17,485
Saia, Inc. (a)	492,935	7,226
Union Pacific Corp.	747,000	41,190
Universal Truckload Services, Inc. (e)	1,048,036	17,230
		147,561
Trading Companies & Distributors - 0.0%
Wolseley PLC (a)	169,678	3,449
TOTAL INDUSTRIALS		713,465
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 3.3%
Adtran, Inc.	540,371	12,450
Cisco Systems, Inc. (a)	4,981,800	113,834
Comverse Technology, Inc. (a)	1,480,600	12,437
Harris Stratex Networks, Inc. Class A (a)	460,443	2,901
Infinera Corp. (a)	1,006,668	7,480
Juniper Networks, Inc. (a)	1,737,300	44,319
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	4,480,704	$ 38,400
QUALCOMM, Inc.	305,000	12,630
		244,451
Computers & Peripherals - 2.5%
Apple, Inc. (a)	256,300	48,313
Hewlett-Packard Co.	2,031,100	96,396
Netezza Corp. (a)	706,688	6,530
QLogic Corp. (a)	462,083	8,105
Seagate Technology	1,608,100	22,433
		181,777
Electronic Equipment & Components - 2.1%
Agilent Technologies, Inc.	1,164,661	28,814
Amphenol Corp. Class A	383,419	15,383
Arrow Electronics, Inc. (a)	617,200	15,640
Avnet, Inc. (a)	976,229	24,191
Bell Microproducts, Inc. (a)(e)	2,045,259	5,972
Corning, Inc.	1,741,300	25,440
FLIR Systems, Inc. (a)	144,588	4,021
Ingram Micro, Inc. Class A (a)	525,554	9,276
Itron, Inc. (a)	194,905	11,702
Keyence Corp.	18,200	3,613
Omron Corp.	105,000	1,768
Tyco Electronics Ltd.	466,572	9,915
		155,735
Internet Software & Services - 1.6%
Google, Inc. Class A (a)	141,900	76,075
NetEase.com, Inc. sponsored ADR (a)	313,000	12,088
Open Text Corp. (a)	141,400	5,275
VeriSign, Inc. (a)	909,649	20,749
		114,187
IT Services - 1.3%
Affiliated Computer Services, Inc. Class A (a)	83,400	4,344
Alliance Data Systems Corp. (a)	330,852	18,190
Atos Origin SA (a)	172,136	8,091
China Information Security Technology, Inc. (a)(d)	242,400	1,551
Fidelity National Information Services, Inc.	1,524,024	33,163
Hewitt Associates, Inc. Class A (a)	321,250	11,411
Lender Processing Services, Inc.	294,052	11,703
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Visa, Inc. Class A	73,700	$ 5,584
Wright Express Corp. (a)	92,896	2,593
		96,630
Office Electronics - 0.1%
Xerox Corp.	1,004,600	7,555
Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	548,300	14,053
Applied Materials, Inc.	1,642,300	20,036
Atmel Corp. (a)	13,154,261	48,934
Cymer, Inc. (a)	362,100	12,398
Fairchild Semiconductor International, Inc. (a)	2,594,238	19,405
Himax Technologies, Inc. sponsored ADR	1,030,236	2,720
International Rectifier Corp. (a)	305,002	5,575
Kulicke & Soffa Industries, Inc. (a)	1,401,200	6,516
Lam Research Corp. (a)	2,013,893	67,908
LTX-Credence Corp. (a)(d)(e)	7,536,843	10,099
Maxim Integrated Products, Inc.	943,800	15,733
MEMC Electronic Materials, Inc. (a)	441,600	5,485
Micron Technology, Inc. (a)	2,922,000	19,840
National Semiconductor Corp.	675,877	8,746
NVIDIA Corp. (a)	500,912	5,991
ON Semiconductor Corp. (a)	3,138,654	20,998
Semitool, Inc. (a)	1,064,463	7,515
Standard Microsystems Corp. (a)	24,100	464
Teradyne, Inc. (a)	723,000	6,052
Varian Semiconductor Equipment Associates, Inc. (a)	408,715	11,603
		310,071
Software - 2.3%
Adobe Systems, Inc. (a)	321,390	10,587
BMC Software, Inc. (a)	266,400	9,899
Citrix Systems, Inc. (a)	445,890	16,391
Giant Interactive Group, Inc. ADR (d)	1,044,057	7,632
Informatica Corp. (a)	427,600	9,078
Microsoft Corp.	2,290,600	63,518
Misys PLC	1,449,500	4,929
Nuance Communications, Inc. (a)	525,318	6,887
Oracle Corp.	1,529,000	32,262
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Perfect World Co. Ltd. sponsored ADR Class B (a)	76,300	$ 3,358
Sourcefire, Inc. (a)	396,995	8,059
		172,600
TOTAL INFORMATION TECHNOLOGY		1,283,006
MATERIALS - 5.9%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	176,200	13,590
Airgas, Inc.	128,000	5,678
Albemarle Corp.	311,600	9,840
Ashland, Inc.	505,736	17,468
Celanese Corp. Class A	1,110,400	30,480
Cytec Industries, Inc.	80,802	2,680
Dow Chemical Co.	1,174,900	27,587
Huabao International Holdings Ltd.	2,868,000	2,736
Monsanto Co.	173,400	11,649
Rockwood Holdings, Inc. (a)	277,293	5,513
Solutia, Inc. (a)	1,832,800	20,161
Spartech Corp.	1,508,151	14,433
The Mosaic Co.	264,000	12,337
W.R. Grace & Co. (a)	1,573,025	34,434
		208,586
Construction Materials - 0.4%
Eagle Materials, Inc.	136,600	3,395
HeidelbergCement AG	367,644	22,035
		25,430
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	658,176	20,983
Temple-Inland, Inc.	1,481,700	22,892
		43,875
Metals & Mining - 1.8%
Agnico-Eagle Mines Ltd. (Canada)	58,300	3,101
Commercial Metals Co.	766,300	11,372
Eldorado Gold Corp. (a)	2,472,700	27,539
First Quantum Minerals Ltd.	24,100	1,647
Globe Specialty Metals, Inc.	161,600	1,280
Grande Cache Coal Corp. (a)	835,400	2,878
Gulf Resources, Inc. (a)	148,475	1,366
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Ivanhoe Mines Ltd. (a)	1,987,400	$ 21,400
Lihir Gold Ltd.	4,086,470	11,173
Mitsubishi Materials Corp.	1,366,000	3,602
Newcrest Mining Ltd.	483,902	13,905
Newmont Mining Corp.	198,700	8,636
Nucor Corp.	135,800	5,412
Quadra Mining Ltd. (a)	80,300	1,118
Rio Tinto PLC (Reg.)	182,200	8,058
Sino Gold Mining Ltd. (a)	1,455,415	8,541
Steel Dynamics, Inc.	113,100	1,514
Timminco Ltd. (a)(d)	1,176,475	1,999
		134,541
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	503,900	18,312
TOTAL MATERIALS		430,744
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	1,119,634	28,741
Iliad Group SA	64,627	7,009
Qwest Communications International, Inc.	3,504,871	12,582
Verizon Communications, Inc.	590,232	17,465
		65,797
Wireless Telecommunication Services - 0.5%
MTN Group Ltd.	233,000	3,504
Sprint Nextel Corp. (a)	8,923,700	26,414
Vivo Participacoes SA sponsored ADR	436,300	10,580
		40,498
TOTAL TELECOMMUNICATION SERVICES		106,295
UTILITIES - 2.5%
Electric Utilities - 1.0%
Allegheny Energy, Inc.	891,200	20,337
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (d)	498,500	7,871
Entergy Corp.	217,912	16,718
FirstEnergy Corp.	578,600	25,042
		69,968
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.3%
EQT Corp.	287,800	$ 12,047
Questar Corp.	53,900	2,147
Xinao Gas Holdings Ltd.	3,604,000	7,714
		21,908
Independent Power Producers & Energy Traders - 0.7%
AES Corp.	1,057,600	13,823
NRG Energy, Inc. (a)	1,358,453	31,231
RRI Energy, Inc. (a)	1,606,350	8,465
		53,519
Multi-Utilities - 0.5%
CMS Energy Corp.	1,938,684	25,784
Sempra Energy	202,400	10,413
		36,197
Water Utilities - 0.0%
Southwest Water Co.	153,500	855
TOTAL UTILITIES		182,447
TOTAL COMMON STOCKS (Cost $7,023,253)		7,219,048
Convertible Preferred Stocks - 0.5%

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
SandRidge Energy, Inc. 8.50% (a)(f)	80,500	11,941
MATERIALS - 0.3%
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	227,900	24,440
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $28,488)		36,381
Investment Companies - 0.3%

Ares Capital Corp. (Cost $31,410)	2,490,900	26,005
Corporate Bonds - 0.8%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.5%
FINANCIALS - 0.1%
Real Estate Management & Development - 0.0%
Forest City Enterprises, Inc. 5% 10/15/16 (f)	$ 2,150	$ 1,990
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (c)(f)	15,533	6,508
TOTAL FINANCIALS		8,498
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15 (f)	8,010	7,686
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. 6% 5/1/15	14,820	10,782
Amkor Technology, Inc. 6% 4/15/14 (f)	4,010	8,113
		18,895
TOTAL CONVERTIBLE BONDS		35,079
Nonconvertible Bonds - 0.3%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OPTI Canada, Inc.:
7.875% 12/15/14	5,385	4,200
8.25% 12/15/14	5,330	4,231
		8,431
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. 10.125% 12/15/16	19,510	13,803
TOTAL NONCONVERTIBLE BONDS		22,234
TOTAL CORPORATE BONDS (Cost $45,412)		57,313
Money Market Funds - 1.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.20% (h)	9,781,922	$ 9,782
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(h)	62,666,385	62,666
TOTAL MONEY MARKET FUNDS (Cost $72,448)		72,448
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $7,201,011)		7,411,195
NET OTHER ASSETS - (0.7)%		(51,234)
NET ASSETS - 100%		$ 7,359,961
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,387,000 or 0.6% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 28
Fidelity Securities Lending Cash Central Fund	182
Total	$ 210
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bell Microproducts, Inc.	$ 3,211	$ -	$ -	$ -	$ 5,972
DUSA Pharmaceuticals, Inc.	1,459	-	404	-	-
Great Lakes Dredge & Dock Corp.	17,803	-	7,256	38	-
LTX-Credence Corp.	6,783	-	-	-	10,099
PICO Holdings, Inc.	3,397	-	2,296	-	52,136
Tween Brands, Inc.	14,547	-	10,062	-	-
Universal Truckload Services, Inc.	18,364	-	1,502	-	17,230
Total	$ 65,564	$ -	$ 21,520	$ 38	$ 85,437
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 746,490	$ 740,093	$ 6,397	$ -
Consumer Staples	705,316	686,637	18,679	-
Energy	879,378	867,030	12,348	-
Financials	1,291,924	1,218,975	72,949	-
Health Care	891,924	875,959	15,965	-
Industrials	713,465	690,695	22,770	-
Information Technology	1,283,006	1,277,625	5,381	-
Materials	455,184	382,729	72,455	-
Telecommunication Services	106,295	106,295	-	-
Utilities	182,447	174,733	7,714	-
Investment Companies	26,005	26,005	-	-
Corporate Bonds	57,313	-	57,313	-
Money Market Funds	72,448	72,448	-	-
Total Investments in Securities:	$ 7,411,195	$ 7,119,224	$ 291,971	$ -
Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $7,286,528,000. Net unrealized appreciation aggregated $124,667,000, of which $1,009,330,000 related to appreciated investment securities and $884,663,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Growth & Income Portfolio -
Growth & Income
Class K

October 31, 2009

1.809089.105

GAI-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.8%
Johnson Controls, Inc.	1,050,000	$ 25,116
The Goodyear Tire & Rubber Co. (a)	1,935,677	24,932
		50,048
Automobiles - 0.7%
Ford Motor Co. (a)	1,650,000	11,550
Harley-Davidson, Inc.	670,000	16,696
Toyota Motor Corp. sponsored ADR	165,000	13,017
		41,263
Hotels, Restaurants & Leisure - 1.2%
Buffalo Wild Wings, Inc. (a)	346,678	14,217
Carnival Corp. unit	255,000	7,426
Darden Restaurants, Inc.	615,000	18,641
Marriott International, Inc. Class A (c)	180,004	4,511
MGM Mirage, Inc. (a)	800,000	7,416
Sonic Corp. (a)	397,600	3,718
Starbucks Corp. (a)	850,000	16,133
Wynn Macau Ltd.	400	1
		72,063
Household Durables - 2.0%
KB Home (c)	2,400,000	34,032
Newell Rubbermaid, Inc.	660,000	9,577
Pulte Homes, Inc.	2,252,370	20,294
Ryland Group, Inc.	1,550,000	28,753
Toll Brothers, Inc. (a)	510,292	8,838
Whirlpool Corp.	338,100	24,205
		125,699
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	143,000	16,990
Media - 2.5%
Comcast Corp. Class A	1,350,000	19,575
Lamar Advertising Co. Class A (a)(c)	295,000	7,169
McGraw-Hill Companies, Inc.	650,000	18,707
The DIRECTV Group, Inc. (a)(c)	550,000	14,465
The Walt Disney Co.	1,915,000	52,414
Time Warner, Inc.	1,368,333	41,214
		153,544
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.4%
Kohl's Corp. (a)	460,000	$ 26,321
Target Corp.	1,196,000	57,922
		84,243
Specialty Retail - 2.7%
Best Buy Co., Inc.	305,000	11,645
Lowe's Companies, Inc.	2,850,000	55,775
PetSmart, Inc.	100,000	2,353
Sherwin-Williams Co.	105,000	5,989
Staples, Inc.	2,615,000	56,746
Tiffany & Co., Inc.	345,000	13,555
TJX Companies, Inc.	655,000	24,464
		170,527
Textiles, Apparel & Luxury Goods - 0.3%
Polo Ralph Lauren Corp. Class A	260,000	19,349
TOTAL CONSUMER DISCRETIONARY		733,726
CONSUMER STAPLES - 6.9%
Beverages - 1.4%
Coca-Cola Enterprises, Inc.	575,000	10,965
The Coca-Cola Co.	1,465,000	78,099
		89,064
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	1,202,900	42,462
Wal-Mart Stores, Inc.	1,610,800	80,025
Walgreen Co.	1,010,000	38,208
		160,695
Food Products - 1.1%
Bunge Ltd.	170,000	9,700
Corn Products International, Inc.	305,000	8,595
Nestle SA (Reg.)	1,077,000	50,192
		68,487
Household Products - 0.6%
Colgate-Palmolive Co.	505,000	39,708
Tobacco - 1.2%
Philip Morris International, Inc.	1,495,000	70,803
TOTAL CONSUMER STAPLES		428,757
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 11.7%
Energy Equipment & Services - 3.8%
Cameron International Corp. (a)	1,230,000	$ 45,473
Halliburton Co.	2,029,400	59,279
Nabors Industries Ltd. (a)	1,020,000	21,247
Schlumberger Ltd.	1,194,500	74,298
Smith International, Inc.	195,000	5,407
Weatherford International Ltd. (a)	1,636,800	28,693
		234,397
Oil, Gas & Consumable Fuels - 7.9%
Anadarko Petroleum Corp.	410,000	24,981
Apache Corp.	310,000	29,177
Arch Coal, Inc.	603,100	13,063
Chesapeake Energy Corp.	355,000	8,698
EOG Resources, Inc.	175,000	14,291
Exxon Mobil Corp.	2,470,400	177,045
Occidental Petroleum Corp.	1,142,900	86,723
Peabody Energy Corp.	130,000	5,147
Petrohawk Energy Corp. (a)	585,000	13,759
Plains Exploration & Production Co. (a)	629,300	16,676
Range Resources Corp.	790,000	39,540
Southwestern Energy Co. (a)	855,000	37,261
Ultra Petroleum Corp. (a)	515,000	25,003
		491,364
TOTAL ENERGY		725,761
FINANCIALS - 17.6%
Capital Markets - 5.0%
Ameriprise Financial, Inc.	800,000	27,736
AP Alternative Assets, L.P. Restricted Depositary Units (a)(d)	4,454,200	30,066
Charles Schwab Corp.	800,000	13,872
Goldman Sachs Group, Inc.	451,300	76,798
Janus Capital Group, Inc.	517,375	6,788
Morgan Stanley	1,428,800	45,893
Nomura Holdings, Inc.	801,900	5,652
State Street Corp.	1,955,600	82,096
T. Rowe Price Group, Inc.	445,000	21,685
		310,586
Commercial Banks - 3.0%
Huntington Bancshares, Inc.	878,800	3,348
KeyCorp	895,000	4,824
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc.	501,800	$ 24,558
U.S. Bancorp, Delaware	1,565,000	36,339
Wells Fargo & Co.	4,223,900	116,242
		185,311
Consumer Finance - 0.7%
American Express Co.	610,000	21,252
Capital One Financial Corp.	376,900	13,795
Discover Financial Services	28,321	400
SLM Corp. (a)	615,000	5,966
		41,413
Diversified Financial Services - 4.3%
Bank of America Corp.	6,643,000	96,855
CME Group, Inc.	78,000	23,604
JPMorgan Chase & Co.	3,435,000	143,480
NBH Holdings Corp. Class A (a)(d)	166,200	3,324
		267,263
Insurance - 3.9%
ACE Ltd.	715,000	36,722
AFLAC, Inc.	70,000	2,904
Assured Guaranty Ltd.	495,000	8,207
Berkshire Hathaway, Inc. Class A (a)	475	47,025
Everest Re Group Ltd.	200,000	17,498
Hartford Financial Services Group, Inc.	505,000	12,383
Lincoln National Corp.	718,800	17,129
MBIA, Inc. (a)(c)	865,000	3,512
MetLife, Inc.	1,035,000	35,221
PartnerRe Ltd.	180,000	13,766
RenaissanceRe Holdings Ltd.	358,000	18,795
The Travelers Companies, Inc.	550,000	27,385
		240,547
Real Estate Investment Trusts - 0.3%
CBL & Associates Properties, Inc.	459,200	3,747
Simon Property Group, Inc.	113,400	7,699
SL Green Realty Corp.	151,600	5,876
		17,322
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	1,900,000	19,665
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	800,000	$ 4,632
TOTAL FINANCIALS		1,086,739
HEALTH CARE - 12.4%
Biotechnology - 2.3%
Amgen, Inc. (a)	816,800	43,887
Amylin Pharmaceuticals, Inc. (a)	900,000	9,936
Biogen Idec, Inc. (a)	12,800	539
Celgene Corp. (a)	345,000	17,612
Cephalon, Inc. (a)	83,000	4,530
Dendreon Corp. (a)(c)	265,000	6,697
Genzyme Corp. (a)	350,000	17,710
Gilead Sciences, Inc. (a)	285,000	12,127
MannKind Corp. (a)(c)	170,144	888
PDL BioPharma, Inc.	1,100,000	9,251
Vertex Pharmaceuticals, Inc. (a)	515,000	17,283
		140,460
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	390,000	21,083
Covidien PLC	1,300,800	54,790
ev3, Inc. (a)	181,500	2,138
Hospira, Inc. (a)	325,000	14,508
St. Jude Medical, Inc. (a)	162,800	5,548
		98,067
Health Care Providers & Services - 2.6%
Express Scripts, Inc. (a)	704,600	56,312
Henry Schein, Inc. (a)	510,000	26,943
Humana, Inc. (a)	220,000	8,268
Medco Health Solutions, Inc. (a)	675,000	37,881
UnitedHealth Group, Inc.	1,145,000	29,713
WellPoint, Inc. (a)	80,000	3,741
		162,858
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	425,000	13,643
Pharmaceuticals - 5.7%
Abbott Laboratories	1,330,000	67,258
Allergan, Inc.	375,000	21,094
Bristol-Myers Squibb Co.	240,000	5,232
Johnson & Johnson	735,000	43,402
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	1,520,000	$ 47,014
Pfizer, Inc.	6,849,500	116,647
Roche Holding AG (participation certificate)	100,000	16,051
Schering-Plough Corp.	855,000	24,111
Teva Pharmaceutical Industries Ltd. sponsored ADR	260,000	13,125
		353,934
TOTAL HEALTH CARE		768,962
INDUSTRIALS - 8.7%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	175,000	6,281
LMI Aerospace, Inc. (a)	40,000	431
Lockheed Martin Corp.	10,000	688
Precision Castparts Corp.	140,000	13,374
United Technologies Corp.	1,295,000	79,578
		100,352
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	260,000	14,329
FedEx Corp.	180,000	13,084
		27,413
Airlines - 0.1%
Delta Air Lines, Inc. (a)	1,125,000	8,033
UAL Corp. (a)	10,000	65
		8,098
Building Products - 0.1%
Masco Corp.	600,000	7,050
Construction & Engineering - 0.0%
Orion Marine Group, Inc. (a)	100,000	1,904
Electrical Equipment - 0.4%
Alstom SA	10,000	696
First Solar, Inc. (a)	16,200	1,975
JA Solar Holdings Co. Ltd. ADR (a)	1,000,000	3,830
Rockwell Automation, Inc.	140,000	5,733
SunPower Corp. Class B (a)	298,742	6,471
Vestas Wind Systems AS (a)	105,000	7,442
		26,147
Industrial Conglomerates - 1.5%
3M Co.	825,000	60,695
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	785,000	$ 11,194
McDermott International, Inc. (a)	345,000	7,669
Textron, Inc.	738,100	13,123
		92,681
Machinery - 1.9%
Caterpillar, Inc.	75,000	4,130
Cummins, Inc.	555,000	23,898
Danaher Corp.	380,000	25,927
Eaton Corp.	250,000	15,113
Ingersoll-Rand Co. Ltd.	1,040,000	32,854
Navistar International Corp. (a)	179,600	5,952
Parker Hannifin Corp.	175,000	9,268
		117,142
Professional Services - 0.6%
Robert Half International, Inc.	1,420,000	32,944
Verisk Analytics, Inc.	168,000	4,608
		37,552
Road & Rail - 1.7%
Avis Budget Group, Inc. (a)	400,000	3,360
CSX Corp.	875,000	36,908
Landstar System, Inc.	690,000	24,316
Union Pacific Corp.	735,000	40,528
		105,112
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	170,000	15,934
TOTAL INDUSTRIALS		539,385
INFORMATION TECHNOLOGY - 24.3%
Communications Equipment - 3.9%
Cisco Systems, Inc. (a)	6,490,000	148,297
Harris Corp.	260,000	10,847
Juniper Networks, Inc. (a)	853,000	21,760
Motorola, Inc.	2,425,000	20,782
Palm, Inc. (a)	339,500	3,942
QUALCOMM, Inc.	825,000	34,163
		239,791
Computers & Peripherals - 5.4%
Apple, Inc. (a)	720,000	135,720
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)	1,064,200	$ 15,420
Hewlett-Packard Co.	2,670,000	126,718
International Business Machines Corp.	480,000	57,893
		335,751
Electronic Equipment & Components - 1.3%
Agilent Technologies, Inc.	770,000	19,050
Corning, Inc.	2,816,900	41,155
Tyco Electronics Ltd.	820,000	17,425
		77,630
Internet Software & Services - 3.0%
eBay, Inc. (a)	1,360,000	30,287
Google, Inc. Class A (a)	259,000	138,855
Move, Inc. (a)	1,146,025	2,349
Tencent Holdings Ltd.	300,000	5,224
Yahoo!, Inc. (a)	410,000	6,519
		183,234
IT Services - 1.2%
Cognizant Technology Solutions Corp. Class A (a)	655,000	25,316
Paychex, Inc.	420,000	11,932
Visa, Inc. Class A	494,400	37,456
		74,704
Semiconductors & Semiconductor Equipment - 4.8%
Altera Corp.	785,000	15,535
Applied Materials, Inc.	7,525,400	91,810
ARM Holdings PLC	4,400,000	10,764
ASML Holding NV (NY Shares)	2,490,000	67,081
Broadcom Corp. Class A (a)	260,000	6,919
Intel Corp.	3,206,300	61,272
Lam Research Corp. (a)	8,100	273
MEMC Electronic Materials, Inc. (a)	1,150,000	14,283
Micron Technology, Inc. (a)	1,590,000	10,796
Xilinx, Inc.	990,000	21,533
		300,266
Software - 4.7%
Adobe Systems, Inc. (a)	555,000	18,282
BMC Software, Inc. (a)	392,400	14,582
Citrix Systems, Inc. (a)	300,000	11,028
Microsoft Corp.	6,120,000	169,708
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	3,500,000	$ 73,850
Red Hat, Inc. (a)	160,000	4,130
		291,580
TOTAL INFORMATION TECHNOLOGY		1,502,956
MATERIALS - 4.1%
Chemicals - 2.6%
Albemarle Corp.	700,000	22,106
Ashland, Inc.	115,000	3,972
Dow Chemical Co.	1,600,000	37,568
Ecolab, Inc.	415,000	18,243
FMC Corp.	300,000	15,330
Praxair, Inc.	610,000	48,458
The Mosaic Co.	350,000	16,356
		162,033
Construction Materials - 0.2%
Vulcan Materials Co.	185,000	8,516
Metals & Mining - 1.3%
AngloGold Ashanti Ltd. sponsored ADR	160,000	6,006
ArcelorMittal SA (NY Shares) Class A	452,500	15,394
Barrick Gold Corp.	810,000	29,143
Freeport-McMoRan Copper & Gold, Inc.	360,000	26,410
Nucor Corp.	75,000	2,989
		79,942
TOTAL MATERIALS		250,491
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	948,800	28,075
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	790,000	29,088
Sprint Nextel Corp. (a)	1,360,000	4,026
		33,114
TOTAL TELECOMMUNICATION SERVICES		61,189
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.4%
Electric Utilities - 0.3%
Exelon Corp.	420,000	$ 19,723
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	200,000	6,184
TOTAL UTILITIES		25,907
TOTAL COMMON STOCKS (Cost $5,650,060)		6,123,873
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.20% (e)	47,977,052	47,977
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(e)	50,561,307	50,561
TOTAL MONEY MARKET FUNDS (Cost $98,538)		98,538
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $5,748,598)		6,222,411
NET OTHER ASSETS - (0.6)%		(34,146)
NET ASSETS - 100%		$ 6,188,265
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,390,000 or 0.5% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 33
Fidelity Securities Lending Cash Central Fund	74
Total	$ 107
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 733,726	$ 733,725	$ 1	$ -
Consumer Staples	428,757	428,757	-	-
Energy	725,761	725,761	-	-
Financials	1,086,739	1,077,763	8,976	-
Health Care	768,962	768,962	-	-
Industrials	539,385	539,385	-	-
Information Technology	1,502,956	1,497,732	5,224	-
Materials	250,491	250,491	-	-
Telecommunication Services	61,189	61,189	-	-
Utilities	25,907	25,907	-	-
Money Market Funds	98,538	98,538	-	-
Total Investments in Securities:	$ 6,222,411	$ 6,208,210	$ 14,201	$ -
Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $5,868,517,000. Net unrealized appreciation aggregated $353,894,000, of which $865,487,000 related to appreciated investment securities and $511,593,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Real Estate Fund

October 31, 2009

1.809077.105

IRE-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 14.8%
CFS Retail Property Trust	2,161,244	$ 3,712,413
DEXUS Property Group unit	7,121,610	5,029,872
Goodman Group unit	7,261,450	3,892,366
Macquarie Office Trust	2,600,000	727,680
Stockland Corp. Ltd. unit	2,980,748	9,898,548
The GPT Group unit	7,500,000	3,826,212
Westfield Group unit	2,685,771	29,088,156
TOTAL AUSTRALIA		56,175,247
Bailiwick of Jersey - 0.4%
LXB Retail Properties PLC (a)	967,400	1,624,014
Brazil - 0.2%
BR Malls Participacoes SA (a)	63,700	683,223
Cayman Islands - 2.2%
Agile Property Holdings Ltd.	1,924,000	2,462,611
New World China Land Ltd. (c)	4,120,000	1,636,995
New World China Land Ltd. rights 11/11/09 (a)(c)	44,500	2,967
Shimao Property Holdings Ltd.	2,345,000	4,356,148
TOTAL CAYMAN ISLANDS		8,458,721
China - 2.5%
China Resources Land Ltd.	3,838,000	9,265,008
Finland - 1.0%
Citycon Oyj	833,403	3,691,447
France - 8.3%
Fonciere Des Regions (c)	30,100	3,324,239
ICADE	30,700	3,237,806
Societe de la Tour Eiffel	21,000	1,576,030
Unibail-Rodamco	104,917	23,305,263
TOTAL FRANCE		31,443,338
Germany - 0.9%
alstria office REIT-AG	127,206	1,407,669
Deutsche Wohnen AG (a)(c)	47,540	539,372
IVG Immobilien AG (a)	170,000	1,523,496
TOTAL GERMANY		3,470,537
Hong Kong - 29.1%
China Overseas Land & Investment Ltd.	6,139,680	13,236,932
Hang Lung Properties Ltd.	3,423,000	12,936,438
Henderson Land Development Co. Ltd.	2,489,000	17,596,912
Hong Kong Land Holdings Ltd.	3,201,000	15,110,677
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Link (REIT)	4,335,915	$ 9,764,703
New World Development Co. Ltd.	2,243,000	4,828,056
Sun Hung Kai Properties Ltd.	2,439,000	36,953,034
TOTAL HONG KONG		110,426,752
India - 0.3%
Housing Development and Infrastructure Ltd. (a)	146,911	973,753
Japan - 17.5%
Japan Real Estate Investment Corp.	627	5,003,186
Japan Retail Fund Investment Corp.	820	3,855,294
Kenedix Realty Investment Corp.	553	1,586,039
Kenedix, Inc. (a)	2,866	1,089,242
Mitsubishi Estate Co. Ltd.	988,000	14,924,485
Mitsui Fudosan Co. Ltd.	1,214,000	19,643,627
Nippon Building Fund, Inc.	686	5,623,465
Nomura Real Estate Office Fund, Inc.	588	3,633,297
NTT Urban Development Co.	3,256	2,615,822
ORIX JREIT, Inc.	619	2,835,346
Sumitomo Realty & Development Co. Ltd.	295,000	5,593,925
TOTAL JAPAN		66,403,728
Netherlands - 2.1%
Corio NV	96,011	6,530,899
VastNed Retail NV	21,203	1,416,538
TOTAL NETHERLANDS		7,947,437
Norway - 0.5%
Norwegian Property ASA (a)	1,076,000	2,048,235
Singapore - 6.1%
Allgreen Properties Ltd.	2,170,000	1,751,291
Ascendas Real Estate Investment Trust (A-REIT)	2,929,193	3,806,372
CapitaCommercial Trust (REIT)	6,332,000	4,759,528
CapitaLand Ltd.	3,285,900	9,526,352
CapitaMall Trust	2,314,000	2,598,615
Keppel Land Ltd.	300,000	596,571
TOTAL SINGAPORE		23,038,729
Sweden - 1.0%
Castellum AB	409,000	3,806,709
United Kingdom - 11.3%
Big Yellow Group PLC (a)	367,800	2,359,862
British Land Co. PLC	2,154,340	16,701,692
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Great Portland Estates PLC	872,454	$ 3,538,016
Hammerson PLC	919,799	6,134,132
Land Securities Group PLC	465,902	5,063,756
Segro PLC	1,064,200	6,167,629
Unite Group PLC	681,650	2,976,894
TOTAL UNITED KINGDOM		42,941,981
TOTAL COMMON STOCKS (Cost $402,732,922)		372,398,859
Investment Companies - 0.3%

Luxembourg - 0.3%
ProLogis European Properties Fund (Cost $1,112,353)	185,200	1,200,499
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.20% (d)	6,971,731	6,971,731
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	3,855,350	3,855,350
TOTAL MONEY MARKET FUNDS (Cost $10,827,081)		10,827,081
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $414,672,356)		384,426,439
NET OTHER ASSETS - (1.3)%		(5,095,368)
NET ASSETS - 100%		$ 379,331,071
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,811
Fidelity Securities Lending Cash Central Fund	16,558
Total	$ 23,369
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Hong Kong	$ 110,426,752	$ -	$ 110,426,752	$ -
Japan	66,403,728	-	66,403,728	-
Australia	56,175,247	-	56,175,247	-
United Kingdom	42,941,981	42,941,981	-	-
France	31,443,338	31,443,338	-	-
Singapore	23,038,729	-	23,038,729	-
China	9,265,008	-	9,265,008	-
Cayman Islands	8,458,721	-	8,458,721	-
Netherlands	7,947,437	7,947,437	-	-
Other	16,297,918	11,517,456	4,780,462	-
Investment Companies	1,200,499	1,200,499	-	-
Money Market Funds	10,827,081	10,827,081	-	-
Total Investments in Securities:	$ 384,426,439	$ 105,877,792	$ 278,548,647	$ -
Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $419,733,367. Net unrealized depreciation aggregated $35,306,928, of which $37,099,937 related to appreciated investment securities and $72,406,865 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor International
Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2009

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity International Real Estate Fund

1.859110.102

AIRE-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 14.8%
CFS Retail Property Trust	2,161,244	$ 3,712,413
DEXUS Property Group unit	7,121,610	5,029,872
Goodman Group unit	7,261,450	3,892,366
Macquarie Office Trust	2,600,000	727,680
Stockland Corp. Ltd. unit	2,980,748	9,898,548
The GPT Group unit	7,500,000	3,826,212
Westfield Group unit	2,685,771	29,088,156
TOTAL AUSTRALIA		56,175,247
Bailiwick of Jersey - 0.4%
LXB Retail Properties PLC (a)	967,400	1,624,014
Brazil - 0.2%
BR Malls Participacoes SA (a)	63,700	683,223
Cayman Islands - 2.2%
Agile Property Holdings Ltd.	1,924,000	2,462,611
New World China Land Ltd. (c)	4,120,000	1,636,995
New World China Land Ltd. rights 11/11/09 (a)(c)	44,500	2,967
Shimao Property Holdings Ltd.	2,345,000	4,356,148
TOTAL CAYMAN ISLANDS		8,458,721
China - 2.5%
China Resources Land Ltd.	3,838,000	9,265,008
Finland - 1.0%
Citycon Oyj	833,403	3,691,447
France - 8.3%
Fonciere Des Regions (c)	30,100	3,324,239
ICADE	30,700	3,237,806
Societe de la Tour Eiffel	21,000	1,576,030
Unibail-Rodamco	104,917	23,305,263
TOTAL FRANCE		31,443,338
Germany - 0.9%
alstria office REIT-AG	127,206	1,407,669
Deutsche Wohnen AG (a)(c)	47,540	539,372
IVG Immobilien AG (a)	170,000	1,523,496
TOTAL GERMANY		3,470,537
Hong Kong - 29.1%
China Overseas Land & Investment Ltd.	6,139,680	13,236,932
Hang Lung Properties Ltd.	3,423,000	12,936,438
Henderson Land Development Co. Ltd.	2,489,000	17,596,912
Hong Kong Land Holdings Ltd.	3,201,000	15,110,677
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Link (REIT)	4,335,915	$ 9,764,703
New World Development Co. Ltd.	2,243,000	4,828,056
Sun Hung Kai Properties Ltd.	2,439,000	36,953,034
TOTAL HONG KONG		110,426,752
India - 0.3%
Housing Development and Infrastructure Ltd. (a)	146,911	973,753
Japan - 17.5%
Japan Real Estate Investment Corp.	627	5,003,186
Japan Retail Fund Investment Corp.	820	3,855,294
Kenedix Realty Investment Corp.	553	1,586,039
Kenedix, Inc. (a)	2,866	1,089,242
Mitsubishi Estate Co. Ltd.	988,000	14,924,485
Mitsui Fudosan Co. Ltd.	1,214,000	19,643,627
Nippon Building Fund, Inc.	686	5,623,465
Nomura Real Estate Office Fund, Inc.	588	3,633,297
NTT Urban Development Co.	3,256	2,615,822
ORIX JREIT, Inc.	619	2,835,346
Sumitomo Realty & Development Co. Ltd.	295,000	5,593,925
TOTAL JAPAN		66,403,728
Netherlands - 2.1%
Corio NV	96,011	6,530,899
VastNed Retail NV	21,203	1,416,538
TOTAL NETHERLANDS		7,947,437
Norway - 0.5%
Norwegian Property ASA (a)	1,076,000	2,048,235
Singapore - 6.1%
Allgreen Properties Ltd.	2,170,000	1,751,291
Ascendas Real Estate Investment Trust (A-REIT)	2,929,193	3,806,372
CapitaCommercial Trust (REIT)	6,332,000	4,759,528
CapitaLand Ltd.	3,285,900	9,526,352
CapitaMall Trust	2,314,000	2,598,615
Keppel Land Ltd.	300,000	596,571
TOTAL SINGAPORE		23,038,729
Sweden - 1.0%
Castellum AB	409,000	3,806,709
United Kingdom - 11.3%
Big Yellow Group PLC (a)	367,800	2,359,862
British Land Co. PLC	2,154,340	16,701,692
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Great Portland Estates PLC	872,454	$ 3,538,016
Hammerson PLC	919,799	6,134,132
Land Securities Group PLC	465,902	5,063,756
Segro PLC	1,064,200	6,167,629
Unite Group PLC	681,650	2,976,894
TOTAL UNITED KINGDOM		42,941,981
TOTAL COMMON STOCKS (Cost $402,732,922)		372,398,859
Investment Companies - 0.3%

Luxembourg - 0.3%
ProLogis European Properties Fund (Cost $1,112,353)	185,200	1,200,499
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.20% (d)	6,971,731	6,971,731
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	3,855,350	3,855,350
TOTAL MONEY MARKET FUNDS (Cost $10,827,081)		10,827,081
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $414,672,356)		384,426,439
NET OTHER ASSETS - (1.3)%		(5,095,368)
NET ASSETS - 100%		$ 379,331,071
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,811
Fidelity Securities Lending Cash Central Fund	16,558
Total	$ 23,369
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Hong Kong	$ 110,426,752	$ -	$ 110,426,752	$ -
Japan	66,403,728	-	66,403,728	-
Australia	56,175,247	-	56,175,247	-
United Kingdom	42,941,981	42,941,981	-	-
France	31,443,338	31,443,338	-	-
Singapore	23,038,729	-	23,038,729	-
China	9,265,008	-	9,265,008	-
Cayman Islands	8,458,721	-	8,458,721	-
Netherlands	7,947,437	7,947,437	-	-
Other	16,297,918	11,517,456	4,780,462	-
Investment Companies	1,200,499	1,200,499	-	-
Money Market Funds	10,827,081	10,827,081	-	-
Total Investments in Securities:	$ 384,426,439	$ 105,877,792	$ 278,548,647	$ -
Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $419,733,367. Net unrealized depreciation aggregated $35,306,928, of which $37,099,937 related to appreciated investment securities and $72,406,865 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Leveraged Company
Stock Fund
Leveraged Company Stock
Class K

October 31, 2009

1.809078.105

LSF-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.8%
Johnson Controls, Inc.	548,300	$ 13,115
The Goodyear Tire & Rubber Co. (a)	564,063	7,265
TRW Automotive Holdings Corp. (a)	430,300	6,734
WABCO Holdings, Inc.	211,533	5,018
		32,132
Automobiles - 0.2%
Daimler AG	209,400	10,099
Diversified Consumer Services - 3.3%
Brinks Home Security Holdings, Inc. (a)	244,500	7,575
Carriage Services, Inc. (a)	266,200	1,012
Service Corp. International (f)	17,967,393	123,436
Stewart Enterprises, Inc. Class A	1,515,242	6,940
		138,963
Hotels, Restaurants & Leisure - 1.3%
Bally Technologies, Inc. (a)	254,460	10,023
Domino's Pizza, Inc. (a)	824,666	6,053
Las Vegas Sands Corp. (a)(e)	1,130,611	17,061
Penn National Gaming, Inc. (a)	537,836	13,516
The Steak n Shake Co. (a)	659,400	7,682
		54,335
Household Durables - 2.4%
Black & Decker Corp.	223,800	10,568
Harman International Industries, Inc.	796,074	29,940
Lennar Corp. Class A	983,400	12,391
Newell Rubbermaid, Inc.	3,304,500	47,948
		100,847
Leisure Equipment & Products - 0.2%
Callaway Golf Co.	870,287	5,953
Media - 1.8%
Cablevision Systems Corp. - NY Group Class A	541,324	12,429
Cinemark Holdings, Inc.	1,554,497	18,017
Comcast Corp. Class A	2,590,900	37,568
Gray Television, Inc. (f)	2,401,344	4,202
Nexstar Broadcasting Group, Inc. Class A (a)	1,130,500	2,498
		74,714
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. (a)	385,122	$ 3,751
The Pep Boys - Manny, Moe & Jack	996,671	8,741
		12,492
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	398,120	13,126
Hanesbrands, Inc. (a)	562,400	12,159
		25,285
TOTAL CONSUMER DISCRETIONARY		454,820
CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 0.9%
Kroger Co.	339,300	7,848
Rite Aid Corp. (a)(e)	16,497,982	21,282
Safeway, Inc.	310,100	6,925
		36,055
Food Products - 1.0%
Corn Products International, Inc.	281,534	7,934
Darling International, Inc. (a)	2,498,930	17,368
Dean Foods Co. (a)	569,900	10,389
Smithfield Foods, Inc. (a)	559,606	7,465
		43,156
TOTAL CONSUMER STAPLES		79,211
ENERGY - 14.3%
Energy Equipment & Services - 2.8%
ENSCO International, Inc.	110,000	5,037
Exterran Holdings, Inc. (a)(e)	1,468,740	30,006
Hercules Offshore, Inc. (a)	1,493,431	7,661
Noble Corp.	524,700	21,376
Oil States International, Inc. (a)	270,700	9,323
Parker Drilling Co. (a)	1,200,000	6,240
Pride International, Inc. (a)	346,100	10,231
Rowan Companies, Inc.	321,100	7,466
Schlumberger Ltd.	109,400	6,805
Schoeller-Bleckmann Oilfield Equipment AG	232,656	10,884
Seahawk Drilling, Inc. (a)	23,073	623
		115,652
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 11.5%
Alpha Natural Resources, Inc. (a)	1,172,396	$ 39,826
Arch Coal, Inc.	688,255	14,908
CONSOL Energy, Inc.	327,200	14,007
El Paso Corp.	11,247,076	110,334
Forest Oil Corp. (a)	2,481,586	48,639
Frontier Oil Corp.	1,972,600	27,340
Mariner Energy, Inc. (a)	2,577,938	32,843
Massey Energy Co.	137,500	4,000
Nexen, Inc.	188,000	4,042
Overseas Shipholding Group, Inc.	1,214,992	47,688
Paladin Energy Ltd. (a)	2,042,400	7,387
Peabody Energy Corp.	2,893,208	114,542
Plains Exploration & Production Co. (a)	360,660	9,557
Western Refining, Inc. (a)(e)	560,758	3,146
		478,259
TOTAL ENERGY		593,911
FINANCIALS - 11.5%
Capital Markets - 0.4%
Morgan Stanley	548,900	17,631
Commercial Banks - 8.2%
Huntington Bancshares, Inc.	11,363,080	43,293
KeyCorp	13,005,268	70,098
PNC Financial Services Group, Inc.	2,332,253	114,140
Regions Financial Corp.	1,096,500	5,307
SunTrust Banks, Inc.	2,549,800	48,727
Wells Fargo & Co.	2,158,688	59,407
		340,972
Diversified Financial Services - 2.1%
Bank of America Corp.	5,686,100	82,903
JPMorgan Chase & Co.	109,900	4,591
		87,494
Insurance - 0.6%
Assured Guaranty Ltd.	929,495	15,411
Lincoln National Corp.	327,900	7,814
		23,225
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.2%
Host Hotels & Resorts, Inc.	992,400	$ 10,033
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	5,352,200	766
TOTAL FINANCIALS		480,121
HEALTH CARE - 6.8%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	392,187	514
Health Care Equipment & Supplies - 1.8%
Beckman Coulter, Inc.	304,200	19,569
Boston Scientific Corp. (a)	1,062,100	8,624
Hospira, Inc. (a)	578,358	25,818
Inverness Medical Innovations, Inc. (a)	518,708	19,716
		73,727
Health Care Providers & Services - 4.1%
Community Health Systems, Inc. (a)	617,776	19,324
DaVita, Inc. (a)	394,947	20,944
Rural/Metro Corp. (a)	834,200	4,213
Sun Healthcare Group, Inc. (a)	1,642,522	14,914
Tenet Healthcare Corp. (a)	21,982,165	112,549
		171,944
Health Care Technology - 0.7%
Cerner Corp. (a)	387,205	29,443
Pharmaceuticals - 0.2%
Allergan, Inc.	109,700	6,171
TOTAL HEALTH CARE		281,799
INDUSTRIALS - 15.7%
Aerospace & Defense - 0.4%
American Science & Engineering, Inc.	85,370	5,645
Teledyne Technologies, Inc. (a)	340,694	11,638
		17,283
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	78,022	485
Airlines - 1.3%
AirTran Holdings, Inc. (a)	861,500	3,644
AMR Corp. (a)	670,630	3,615
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. (a)	6,662,522	$ 47,570
UAL Corp. (a)	280,400	1,825
		56,654
Building Products - 3.5%
Armstrong World Industries, Inc. (a)	743,331	27,689
Masco Corp.	2,688,779	31,593
Owens Corning (a)	3,859,024	85,323
Owens Corning warrants 10/31/13 (a)	406,600	809
		145,414
Commercial Services & Supplies - 3.4%
Cenveo, Inc. (a)(f)	3,858,300	27,317
Deluxe Corp.	1,749,127	24,890
R.R. Donnelley & Sons Co.	450,900	9,054
Republic Services, Inc.	2,170,375	56,234
The Brink's Co.	244,500	5,802
Waste Management, Inc.	599,400	17,910
		141,207
Construction & Engineering - 0.3%
Fluor Corp.	189,300	8,409
Great Lakes Dredge & Dock Corp.	429,400	2,632
		11,041
Electrical Equipment - 2.0%
Baldor Electric Co.	404,900	10,467
Belden, Inc.	1,270,366	29,155
EnerSys (a)	310,302	6,858
General Cable Corp. (a)(e)	441,500	13,748
Harbin Electric, Inc. (a)	548,369	8,736
JA Solar Holdings Co. Ltd. ADR (a)(e)	839,500	3,215
Polypore International, Inc. (a)	548,400	6,010
SunPower Corp. Class B (a)	178,606	3,869
		82,058
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	109,910	3,412
General Electric Co.	1,103,883	15,741
Textron, Inc.	550,200	9,783
		28,936
Machinery - 2.6%
Accuride Corp. (a)	1,384,197	277
Badger Meter, Inc. (e)	228,561	8,518
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	738,900	$ 31,817
Ingersoll-Rand Co. Ltd.	849,600	26,839
Middleby Corp. (a)	665,379	30,148
Thermadyne Holdings Corp. (a)	64,900	392
Timken Co.	464,948	10,243
		108,234
Marine - 0.5%
Diana Shipping, Inc.	277,900	3,590
Genco Shipping & Trading Ltd. (e)	380,323	7,565
Navios Maritime Holdings, Inc.	2,162,794	9,884
OceanFreight, Inc.	740,600	711
		21,750
Road & Rail - 0.7%
Avis Budget Group, Inc. (a)	830,314	6,975
Hertz Global Holdings, Inc. (a)(e)	2,598,600	24,193
		31,168
Trading Companies & Distributors - 0.2%
H&E Equipment Services, Inc. (a)	12,900	137
Houston Wire & Cable Co. (e)	559,595	6,766
		6,903
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	215,300	5,060
TOTAL INDUSTRIALS		656,193
INFORMATION TECHNOLOGY - 9.9%
Electronic Equipment & Components - 2.9%
Avnet, Inc. (a)	298,600	7,399
Bell Microproducts, Inc. (a)	623,761	1,821
DDi Corp. (a)	295,899	1,198
Flextronics International Ltd. (a)	13,661,463	88,526
Merix Corp. (a)(f)	1,545,123	2,457
TTM Technologies, Inc. (a)	1,402,619	14,265
Viasystems Group, Inc. (a)	775,300	2,326
Viasystems Group, Inc. (a)(j)	625,780	1,877
		119,869
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.3%
NetEase.com, Inc. sponsored ADR (a)	191,500	$ 7,396
VeriSign, Inc. (a)	194,300	4,432
		11,828
IT Services - 1.5%
Alliance Data Systems Corp. (a)(e)	815,827	44,854
CACI International, Inc. Class A (a)	248,000	11,810
Cognizant Technology Solutions Corp. Class A (a)	56,200	2,172
SAIC, Inc. (a)	348,500	6,172
		65,008
Semiconductors & Semiconductor Equipment - 5.2%
Amkor Technology, Inc. (a)(e)	5,242,218	28,885
Cypress Semiconductor Corp. (a)	651,200	5,490
Fairchild Semiconductor International, Inc. (a)	548,500	4,103
Intel Corp.	693,100	13,245
Micron Technology, Inc. (a)	1,645,200	11,171
ON Semiconductor Corp. (a)(f)	23,079,802	154,400
		217,294
TOTAL INFORMATION TECHNOLOGY		413,999
MATERIALS - 11.1%
Chemicals - 7.2%
Albemarle Corp.	1,163,406	36,740
Arch Chemicals, Inc.	344,342	9,535
Celanese Corp. Class A	4,663,700	128,019
Dow Chemical Co.	877,494	20,604
FMC Corp.	178,600	9,126
Georgia Gulf Corp. (a)	173,861	2,498
H.B. Fuller Co.	1,582,241	30,237
Nalco Holding Co.	894,300	18,914
Phosphate Holdings, Inc. (a)(j)	307,500	2,460
Pliant Corp. (a)	567	0
Solutia, Inc. (a)	446,400	4,910
W.R. Grace & Co. (a)	1,589,619	34,797
		297,840
Containers & Packaging - 0.7%
Owens-Illinois, Inc. (a)	421,000	13,421
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Rock-Tenn Co. Class A	355,202	$ 15,558
Temple-Inland, Inc.	107,200	1,656
		30,635
Metals & Mining - 2.8%
AngloGold Ashanti Ltd. sponsored ADR	250,500	9,404
Compass Minerals International, Inc.	258,500	16,110
Freeport-McMoRan Copper & Gold, Inc.	1,070,809	78,555
Ormet Corp. (a)	330,000	393
Ormet Corp. (a)(j)	1,075,000	1,279
Teck Resources Ltd. Class B (sub. vtg.) (a)	417,300	12,105
		117,846
Paper & Forest Products - 0.4%
Domtar Corp. (a)(e)	259,741	10,881
Neenah Paper, Inc.	518,300	5,364
		16,245
TOTAL MATERIALS		462,566
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. (a)	2,000,000	2,360
PAETEC Holding Corp. (a)	2,980,233	9,656
Qwest Communications International, Inc.	4,637,500	16,649
tw telecom, inc. (a)	332,497	4,189
		32,854
Wireless Telecommunication Services - 2.6%
Centennial Communications Corp. Class A (a)	827,032	6,997
Crown Castle International Corp. (a)	1,478,020	44,666
Sprint Nextel Corp. (a)	5,692,987	16,851
Syniverse Holdings, Inc. (a)	2,244,438	38,447
		106,961
TOTAL TELECOMMUNICATION SERVICES		139,815
UTILITIES - 4.5%
Gas Utilities - 0.3%
ONEOK, Inc.	317,600	11,500
Independent Power Producers & Energy Traders - 4.2%
AES Corp.	10,901,923	142,488
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Calpine Corp. (a)	1,995,200	$ 22,426
NRG Energy, Inc. (a)	457,528	10,519
		175,433
TOTAL UTILITIES		186,933
TOTAL COMMON STOCKS (Cost $4,237,833)		3,749,368
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
El Paso Corp. 4.99%	11,200	9,787
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75% (a)	639,576	3,735
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Preferred Blocker, Inc. 7.00% (g)	944	566
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,301
TOTAL PREFERRED STOCKS (Cost $16,979)		14,088
Nonconvertible Bonds - 3.4%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.4%
General Motors Corp.:
6.75% 5/1/28 (c)	$ 3,075	431
7.125% 7/15/13 (c)	8,320	1,248
7.2% 1/15/11 (c)	22,980	3,217
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Corp.: - continued
8.25% 7/15/23 (c)	$ 25,035	$ 3,693
8.375% 7/15/33 (c)	39,290	5,894
8.8% 3/1/21 (c)	10,765	1,507
		15,990
Hotels, Restaurants & Leisure - 0.1%
Station Casinos, Inc.:
6% 4/1/12 (c)	8,360	1,986
7.75% 8/15/16 (c)	9,380	2,157
		4,143
Media - 0.1%
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (d)(g)	5,662	4,312
TOTAL CONSUMER DISCRETIONARY		24,445
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Smithfield Foods, Inc. 7.75% 7/1/17	805	654
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
El Paso Energy Corp.:
7.75% 1/15/32	8,985	8,412
7.8% 8/1/31	1,960	1,823
		10,235
FINANCIALS - 1.0%
Consumer Finance - 0.8%
GMAC LLC:
7.5% 12/31/13 (g)	25,363	23,461
8% 12/31/18 (g)	13,924	11,418
		34,879
Diversified Financial Services - 0.2%
CIT Group, Inc.:
5% 2/13/14	2,750	1,779
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
CIT Group, Inc.: - continued
5% 2/1/15	$ 1,445	$ 936
5.125% 9/30/14	7,753	5,020
		7,735
TOTAL FINANCIALS		42,614
INDUSTRIALS - 0.1%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(g)	4,145	41
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	7,000	53
		94
Building Products - 0.0%
Owens Corning 7% 12/1/36	1,055	884
Commercial Services & Supplies - 0.1%
Cenveo Corp. 7.875% 12/1/13	2,680	2,338
TOTAL INDUSTRIALS		3,316
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc.:
8.875% 12/15/14	3,885	3,147
10.125% 12/15/16	2,730	1,931
NXP BV:
7.875% 10/15/14	4,362	3,577
10% 7/15/13 (g)	1,655	1,622
		10,277
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
Sprint Capital Corp.:
6.875% 11/15/28	14,800	11,100
6.9% 5/1/19	10,410	9,057
		20,157
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.7%
Nextel Communications, Inc. 7.375% 8/1/15	$ 16,405	$ 14,539
Sprint Nextel Corp. 6% 12/1/16	15,340	13,192
		27,731
TOTAL TELECOMMUNICATION SERVICES		47,888
TOTAL NONCONVERTIBLE BONDS (Cost $107,969)		139,429
Floating Rate Loans - 2.0%

CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Venetian Macau Ltd.:
Tranche B, term loan 5.79% 5/26/13 (h)	1,413	1,293
Tranche DD, term loan 5.79% 5/26/12 (h)	816	747
		2,040
Media - 0.2%
Univision Communications, Inc. Tranche 1LN, term loan 2.5325% 9/29/14 (h)	10,870	8,696
TOTAL CONSUMER DISCRETIONARY		10,736
INDUSTRIALS - 0.4%
Airlines - 0.3%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5344% 4/30/14 (h)	17,252	14,319
Industrial Conglomerates - 0.1%
Sequa Corp. term loan 3.881% 12/3/14 (h)	2,845	2,475
TOTAL INDUSTRIALS		16,794
INFORMATION TECHNOLOGY - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Freescale Semiconductor, Inc. term loan:
1.9963% 12/1/13 (h)	22,656	18,182
12.5% 12/15/14	9,925	10,223
		28,405
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.2%
Chemicals - 0.2%
Georgia Gulf Corp. term loan 10% 10/3/13 (h)	$ 5,904	$ 5,874
Solutia, Inc. term loan 7.25% 2/28/14 (h)	3,247	3,296
		9,170
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
FairPoint Communications, Inc. Tranche B, term loan 5% 3/31/15 (h)	8,250	6,641
Level 3 Financing, Inc. term loan 2.53% 3/13/14 (h)	10,000	8,575
		15,216
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B2, term loan 3.7446% 10/10/14 (h)	5,750	4,428
TOTAL FLOATING RATE LOANS (Cost $67,525)		84,749
Money Market Funds - 6.2%
	Shares
Fidelity Cash Central Fund, 0.20% (i)	169,552,524	169,553
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(i)	89,251,925	89,252
TOTAL MONEY MARKET FUNDS (Cost $258,805)		258,805
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Delta Air Lines ALPA Claim (a) (Cost $519)	64,750,000	$ 324
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $4,689,630)		4,246,763
NET OTHER ASSETS - (2.0)%		(82,273)
NET ASSETS - 100%		$ 4,164,490
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,420,000 or 1.0% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,616,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Phosphate Holdings, Inc.	1/25/08	$ 9,994
Viasystems Group, Inc.	2/13/04	$ 12,594
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 170
Fidelity Securities Lending Cash Central Fund	83
Total	$ 253
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cenveo, Inc.	$ 18,636	$ -	$ -	$ -	$ 27,317
Gray Television, Inc.	978	954	-	-	4,202
Merix Corp.	2,766	-	-	-	2,457
ON Semiconductor Corp.	168,477	-	-	-	154,400
Service Corp. International	110,637	3,332	-	700	123,436
Tenet Healthcare Corp.	103,351	-	24,404	-	-
Total	$ 404,845	$ 4,286	$ 24,404	$ 700	$ 311,812
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 454,820	$ 454,820	$ -	$ -
Consumer Staples	82,946	79,211	-	3,735
Energy	603,698	586,524	17,174	-
Financials	480,687	480,121	566	-
Health Care	281,799	281,799	-	-
Industrials	656,193	656,193	-	-
Information Technology	413,999	409,796	-	4,203
Materials	462,566	462,566	-	-
Telecommunication Services	139,815	139,815	-	-
Utilities	186,933	186,933	-	-
Corporate Bonds	139,429	-	139,335	94
Floating Rate Loans	84,749	-	84,749	-
Money Market Funds	258,805	258,805	-	-
Other	324	-	324	-
Total Investments in Securities	$ 4,246,763	$ 3,996,583	$ 242,148	$ 8,032
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 2,534
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,601)
Cost of Purchases	8,232
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	(1,133)
Ending Balance	$ 8,032
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ (1,694)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $4,737,300,000. Net unrealized depreciation aggregated $490,537,000, of which $612,304,000 related to appreciated investment securities and $1,102,841,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® OTC Portfolio -
OTC
Class K

October 31, 2009

1.809071.105

OTC-QTLY-01209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.1%
Exide Technologies (a)	814,100	$ 4,982
Automobiles - 0.2%
Harley-Davidson, Inc.	457,800	11,408
Diversified Consumer Services - 0.4%
Coinstar, Inc. (a)	264,600	8,398
Strayer Education, Inc. (c)	69,500	14,106
		22,504
Hotels, Restaurants & Leisure - 2.3%
Ameristar Casinos, Inc.	245,000	3,606
BJ's Restaurants, Inc. (a)	518,368	8,273
Ctrip.com International Ltd. sponsored ADR (a)	82,100	4,396
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(c)	2,522,200	12,510
MGM Mirage, Inc. (a)	1,700,200	15,761
P.F. Chang's China Bistro, Inc. (a)(c)	214,700	6,267
Papa John's International, Inc. (a)	230,000	5,175
Starbucks Corp. (a)	2,498,000	47,412
Starwood Hotels & Resorts Worldwide, Inc.	272,700	7,925
Wyndham Worldwide Corp.	626,200	10,677
		122,002
Household Durables - 1.2%
Harman International Industries, Inc.	637,000	23,958
iRobot Corp. (a)(c)(d)	1,443,913	19,305
Lennar Corp. Class A	231,900	2,922
Pulte Homes, Inc.	809,500	7,294
Whirlpool Corp.	162,600	11,641
		65,120
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	982,700	116,755
Netflix, Inc. (a)	130,500	6,975
		123,730
Media - 3.0%
CKX, Inc. (a)	126,830	812
Comcast Corp. Class A	1,307,500	18,959
DISH Network Corp. Class A (a)	1,062,100	18,481
DreamWorks Animation SKG, Inc. Class A (a)	164,507	5,264
Liberty Global, Inc. Class A (a)	232,300	4,769
McGraw-Hill Companies, Inc.	408,800	11,765
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The DIRECTV Group, Inc. (a)(c)	2,927,000	$ 76,980
Virgin Media, Inc.	1,531,000	21,388
		158,418
Specialty Retail - 2.1%
Citi Trends, Inc. (a)(d)	816,337	21,494
Gymboree Corp. (a)	122,100	5,198
O'Reilly Automotive, Inc. (a)	332,800	12,407
Office Depot, Inc. (a)	183,700	1,111
Pacific Sunwear of California, Inc. (a)	659,013	3,980
Staples, Inc.	1,826,900	39,644
Urban Outfitters, Inc. (a)	958,000	30,062
		113,896
Textiles, Apparel & Luxury Goods - 1.9%
American Apparel, Inc. (a)(c)	2,196,300	6,743
Deckers Outdoor Corp. (a)	246,700	22,122
Iconix Brand Group, Inc. (a)	361,300	4,213
Lululemon Athletica, Inc. (a)(c)	1,259,873	31,648
Polo Ralph Lauren Corp. Class A	506,400	37,686
		102,412
TOTAL CONSUMER DISCRETIONARY		724,472
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	521,300	29,636
Diedrich Coffee, Inc. (a)(c)	64,479	1,406
		31,042
Household Products - 0.2%
Energizer Holdings, Inc. (a)	129,100	7,858
Personal Products - 0.0%
Bare Escentuals, Inc. (a)	68,600	866
TOTAL CONSUMER STAPLES		39,766
ENERGY - 1.8%
Energy Equipment & Services - 0.4%
National Oilwell Varco, Inc. (a)	180,600	7,403
Weatherford International Ltd. (a)	707,200	12,397
		19,800
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.4%
Alpha Natural Resources, Inc. (a)	299,300	$ 10,167
Brigham Exploration Co. (a)	920,400	8,744
Denbury Resources, Inc. (a)	739,300	10,794
James River Coal Co. (a)	1,308,100	24,841
Occidental Petroleum Corp.	97,600	7,406
Peabody Energy Corp.	147,300	5,832
Southwestern Energy Co. (a)	229,700	10,010
		77,794
TOTAL ENERGY		97,594
FINANCIALS - 6.5%
Capital Markets - 0.9%
Broadpoint Gleacher Securities Group, Inc. (a)	280,200	1,785
GLG Partners, Inc. (c)	2,599,200	6,810
Morgan Stanley	594,900	19,108
Nomura Holdings, Inc. sponsored ADR (c)	1,644,900	11,547
The Blackstone Group LP	569,700	7,645
		46,895
Commercial Banks - 2.7%
Associated Banc-Corp.	384,100	4,920
Barclays PLC Sponsored ADR	968,500	20,242
Boston Private Financial Holdings, Inc.	473,400	2,817
CapitalSource, Inc.	1,517,200	5,401
Fifth Third Bancorp	2,447,200	21,878
Huntington Bancshares, Inc.	2,402,400	9,153
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,587,800	8,431
Regions Financial Corp.	1,482,500	7,175
Sumitomo Mitsui Financial Group, Inc. ADR	4,600,000	15,640
SVB Financial Group (a)	272,300	11,232
Umpqua Holdings Corp.	482,700	4,784
Wells Fargo & Co.	878,300	24,171
Zions Bancorp	591,000	8,369
		144,213
Consumer Finance - 0.3%
ORIX Corp.	270,220	17,456
Diversified Financial Services - 1.7%
Bank of America Corp.	1,216,600	17,738
CME Group, Inc.	139,100	42,093
Hong Kong Exchange & Clearing Ltd.	208,100	3,663
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Indiabulls Financial Services Ltd.	1,044,600	$ 3,717
JPMorgan Chase & Co.	344,100	14,373
Moody's Corp.	377,600	8,942
NBH Holdings Corp. Class A (a)(e)	141,700	2,834
		93,360
Insurance - 0.6%
CNinsure, Inc. ADR (c)	453,000	9,182
Genworth Financial, Inc. Class A	1,000,000	10,620
Protective Life Corp.	284,700	5,480
XL Capital Ltd. Class A	537,000	8,812
		34,094
Real Estate Investment Trusts - 0.1%
DiamondRock Hospitality Co. (a)	588,800	4,481
Real Estate Management & Development - 0.2%
Housing Development and Infrastructure Ltd. (a)	899,210	5,960
Indiabulls Real Estate Ltd. (a)	700,000	3,665
		9,625
TOTAL FINANCIALS		350,124
HEALTH CARE - 15.0%
Biotechnology - 8.3%
Alexion Pharmaceuticals, Inc. (a)	853,060	37,884
Alkermes, Inc. (a)	1,109,941	8,846
Alnylam Pharmaceuticals, Inc. (a)	574,300	9,786
Amgen, Inc. (a)	2,032,700	109,217
Amylin Pharmaceuticals, Inc. (a)	1,557,009	17,189
Celgene Corp. (a)	168,492	8,602
Cephalon, Inc. (a)	208,700	11,391
Cepheid, Inc. (a)	689,600	9,151
Dendreon Corp. (a)(c)	1,459,800	36,889
Exelixis, Inc. (a)	1,699,972	10,336
Genzyme Corp. (a)	587,800	29,743
GTx, Inc. (a)(c)	1,169,600	10,503
Human Genome Sciences, Inc. (a)(c)	2,128,950	39,790
ImmunoGen, Inc. (a)	230,400	1,541
InterMune, Inc. (c)	478,200	5,777
Isis Pharmaceuticals, Inc. (a)	1,548,049	19,614
Medivation, Inc. (a)	104,762	2,674
Myriad Genetics, Inc. (a)	115,278	2,799
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Regeneron Pharmaceuticals, Inc. (a)	357,095	$ 5,606
Rigel Pharmaceuticals, Inc. (a)	833,284	5,341
Seattle Genetics, Inc. (a)	1,465,403	13,306
Targacept, Inc. (a)	223,449	4,190
Vertex Pharmaceuticals, Inc. (a)	1,320,688	44,322
		444,497
Health Care Equipment & Supplies - 1.7%
Abiomed, Inc. (a)	1,372,359	12,420
AGA Medical Holdings, Inc.	386,200	5,163
ev3, Inc. (a)	641,000	7,551
Intuitive Surgical, Inc. (a)(c)	144,400	35,573
Mako Surgical Corp. (a)	556,547	5,037
NuVasive, Inc. (a)	260,700	9,461
Stereotaxis, Inc. (a)	1,000,000	3,610
Thoratec Corp. (a)	348,424	9,150
Wright Medical Group, Inc. (a)	320,400	5,207
		93,172
Health Care Providers & Services - 1.0%
Express Scripts, Inc. (a)	687,110	54,914
Health Care Technology - 0.8%
Allscripts-Misys Healthcare Solutions, Inc.	137,900	2,689
athenahealth, Inc. (a)	436,400	16,413
SXC Health Solutions Corp. (a)	481,200	22,081
		41,183
Life Sciences Tools & Services - 1.7%
Illumina, Inc. (a)	909,292	29,188
Illumina, Inc.:
warrants 11/20/10 (a)(g)	354,776	3,044
warrants 1/19/11 (a)(g)	452,917	3,991
Life Technologies Corp. (a)	487,798	23,009
QIAGEN NV (a)	1,615,100	33,643
		92,875
Pharmaceuticals - 1.5%
Elan Corp. PLC sponsored ADR (a)	3,572,051	19,468
Shire PLC sponsored ADR	215,300	11,475
Teva Pharmaceutical Industries Ltd. sponsored ADR	950,973	48,005
		78,948
TOTAL HEALTH CARE		805,589
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.1%
Precision Castparts Corp.	66,300	$ 6,334
Airlines - 1.7%
AMR Corp. (a)	5,482,700	29,552
Continental Airlines, Inc. Class B (a)	1,245,100	14,319
Delta Air Lines, Inc. (a)	1,900,300	13,568
JetBlue Airways Corp. (a)	837,320	4,153
UAL Corp. (a)(c)	4,438,700	28,896
		90,488
Building Products - 0.0%
AAON, Inc.	125,000	2,251
Construction & Engineering - 0.3%
Foster Wheeler AG (a)	389,900	10,913
MYR Group, Inc. (a)	124,830	2,145
		13,058
Electrical Equipment - 2.1%
A123 Systems, Inc.	264,000	5,190
Energy Conversion Devices, Inc. (a)(c)	281,300	3,030
First Solar, Inc. (a)(c)	572,936	69,858
Saft Groupe SA	539,600	28,082
SunPower Corp.:
Class A (a)(c)	196,189	4,867
Class B (a)	16,600	360
		111,387
Machinery - 0.8%
Altra Holdings, Inc. (a)	573,800	5,032
Navistar International Corp. (a)	86,289	2,860
PACCAR, Inc.	946,100	35,394
SmartHeat, Inc. (a)	54,800	490
		43,776
Marine - 0.2%
DryShips, Inc.	1,738,500	10,501
Professional Services - 0.1%
Monster Worldwide, Inc. (a)	243,500	3,536
Road & Rail - 0.6%
CSX Corp.	489,200	20,634
Hertz Global Holdings, Inc. (a)(c)	1,015,000	9,450
Saia, Inc. (a)	300,000	4,398
		34,482
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
DXP Enterprises, Inc. (a)	312,715	$ 3,590
Interline Brands, Inc. (a)	409,400	5,977
Rush Enterprises, Inc. Class A (a)	258,100	2,818
		12,385
TOTAL INDUSTRIALS		328,198
INFORMATION TECHNOLOGY - 50.1%
Communications Equipment - 7.0%
Blue Coat Systems, Inc. (a)	1,332,600	29,690
Brocade Communications Systems, Inc. (a)	3,788,100	32,502
Cisco Systems, Inc. (a)	6,143,100	140,370
Emulex Corp. (a)	778,800	7,866
Palm, Inc. (a)(c)	4,952,759	57,502
QUALCOMM, Inc.	2,417,200	100,096
Riverbed Technology, Inc. (a)	405,500	8,309
		376,335
Computers & Peripherals - 9.8%
Apple, Inc. (a)	1,801,100	339,507
Compellent Technologies, Inc. (a)(c)	599,884	11,002
Dell, Inc. (a)	5,274,756	76,431
SanDisk Corp. (a)	1,979,750	40,545
Seagate Technology	4,053,900	56,552
		524,037
Electronic Equipment & Components - 0.5%
BYD Co. Ltd. (H Shares) (a)	1,132,000	10,364
Flextronics International Ltd. (a)	2,980,000	19,310
		29,674
Internet Software & Services - 8.4%
Baidu.com, Inc. sponsored ADR (a)	62,600	23,658
Dice Holdings, Inc. (a)	568,165	3,415
eBay, Inc. (a)	3,826,000	85,205
Google, Inc. Class A (a)	499,840	267,974
NetEase.com, Inc. sponsored ADR (a)	427,600	16,514
SAVVIS, Inc.	799,300	11,822
Tencent Holdings Ltd.	548,800	9,556
VistaPrint Ltd. (a)	70,000	3,574
Yahoo!, Inc. (a)	1,746,300	27,766
		449,484
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	888,945	$ 34,358
Echo Global Logistics, Inc.	126,905	1,656
Visa, Inc. Class A	222,200	16,834
		52,848
Semiconductors & Semiconductor Equipment - 10.2%
Amkor Technology, Inc. (a)(c)	2,227,527	12,274
Applied Materials, Inc.	3,156,451	38,509
ASML Holding NV (NY Shares)	307,200	8,276
Atmel Corp. (a)	1,391,800	5,177
Avago Technologies Ltd.	805,300	12,080
Broadcom Corp. Class A (a)	1,307,600	34,795
Cree, Inc. (a)	306,800	12,916
Cypress Semiconductor Corp. (a)	863,950	7,283
Fairchild Semiconductor International, Inc. (a)	694,800	5,197
Intel Corp.	3,904,500	74,615
KLA-Tencor Corp.	718,100	23,345
Lam Research Corp. (a)	948,900	31,997
Marvell Technology Group Ltd. (a)	3,971,300	54,486
Mellanox Technologies Ltd. (a)	858,000	14,972
MEMC Electronic Materials, Inc. (a)	1,484,700	18,440
Micron Technology, Inc. (a)	1,757,100	11,931
NVE Corp. (a)(c)	49,300	1,844
NVIDIA Corp. (a)	7,514,800	89,877
O2Micro International Ltd. sponsored ADR (a)	2,282,700	10,021
Silicon Laboratories, Inc. (a)(c)	573,606	24,034
Standard Microsystems Corp. (a)	444,600	8,563
Varian Semiconductor Equipment Associates, Inc. (a)	996,000	28,276
Volterra Semiconductor Corp. (a)(d)	1,322,300	18,314
		547,222
Software - 13.2%
Activision Blizzard, Inc. (a)	3,904,000	42,280
ArcSight, Inc. (a)	497,712	12,303
Ariba, Inc. (a)	900,322	10,642
Blackboard, Inc. (a)	366,900	13,014
BMC Software, Inc. (a)	233,800	8,688
Check Point Software Technologies Ltd. (a)	856,800	26,621
Citrix Systems, Inc. (a)	639,500	23,508
Concur Technologies, Inc. (a)	76,800	2,737
DemandTec, Inc. (a)	855,133	7,517
Gameloft (a)(d)	5,859,800	28,025
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Informatica Corp. (a)	584,600	$ 12,411
Mentor Graphics Corp. (a)	627,100	4,578
Microsoft Corp.	13,374,300	370,865
Nuance Communications, Inc. (a)	192,600	2,525
Oracle Corp.	1,036,400	21,868
Pegasystems, Inc.	82,400	2,362
Perfect World Co. Ltd. sponsored ADR Class B (a)	1,242,829	54,697
Red Hat, Inc. (a)	230,900	5,960
Sourcefire, Inc. (a)	489,365	9,934
SuccessFactors, Inc. (a)	593,900	9,081
Take-Two Interactive Software, Inc.	715,190	7,846
Taleo Corp. Class A (a)	851,085	18,503
TiVo, Inc. (a)	909,175	9,892
		705,857
TOTAL INFORMATION TECHNOLOGY		2,685,457
MATERIALS - 1.8%
Chemicals - 1.4%
Celanese Corp. Class A	344,700	9,462
Dow Chemical Co.	541,900	12,724
Solutia, Inc. (a)	418,200	4,600
The Mosaic Co.	832,700	38,912
W.R. Grace & Co. (a)	461,300	10,098
		75,796
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	79,400	5,825
Steel Dynamics, Inc.	1,181,100	15,815
		21,640
TOTAL MATERIALS		97,436
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 1.0%
Cbeyond, Inc. (a)	848,690	11,330
Clearwire Corp. Class A (a)(c)	2,730,200	17,091
Global Crossing Ltd. (a)	2,231,000	25,433
Neutral Tandem, Inc. (a)	126,100	2,659
		56,513
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 3.4%
Leap Wireless International, Inc. (a)(c)	3,824,400	$ 50,559
MetroPCS Communications, Inc. (a)(c)	2,599,700	16,196
Sprint Nextel Corp. (a)	38,351,827	113,521
		180,276
TOTAL TELECOMMUNICATION SERVICES		236,789
TOTAL COMMON STOCKS (Cost $5,236,074)		5,365,425
Money Market Funds - 6.1%

Fidelity Cash Central Fund, 0.20% (f)	6,796,516	6,797
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(f)	319,064,000	319,064
TOTAL MONEY MARKET FUNDS (Cost $325,861)		325,861
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $5,561,935)		5,691,286
NET OTHER ASSETS - (6.1)%		(326,499)
NET ASSETS - 100%		$ 5,364,787
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,834,000 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,035,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Illumina, Inc.: warrants 11/20/10	11/21/05	$ -
warrants 1/19/11	1/18/06	$ -
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 19
Fidelity Securities Lending Cash Central Fund	306
Total	$ 325
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Citi Trends, Inc.	$ 18,823	$ 5,497	$ 1,312	$ -	$ 21,494
Gameloft	23,134	-	-	-	28,025
iRobot Corp.	-	18,290	-	-	19,305
Volterra Semiconductor Corp.	20,371	1,413	-	-	18,314
Total	$ 62,328	$ 25,200	$ 1,312	$ -	$ 87,138
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 724,472	$ 724,472	$ -	$ -
Consumer Staples	39,766	39,766	-	-
Energy	97,594	97,594	-	-
Financials	350,124	312,829	37,295	-
Health Care	805,589	798,554	7,035	-
Industrials	328,198	328,198	-	-
Information Technology	2,685,457	2,665,537	19,920	-
Materials	97,436	97,436	-	-
Telecommunication Services	236,789	236,789	-	-
Money Market Funds	325,861	325,861	-	-
Total Investments in Securities:	$ 5,691,286	$ 5,627,036	$ 64,250	$ -
Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $5,646,653,000. Net unrealized appreciation aggregated $44,633,000, of which $623,664,000 related to appreciated investment securities and $579,031,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Real Estate Income Fund

October 31, 2009

1.809106.105

REI-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 19.8%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	42,600	$ 1,237,956
FINANCIALS - 18.3%
Diversified Financial Services - 0.2%
Two Harbors Investment Corp. (a)	101,500	983,535
Real Estate Investment Trusts - 18.1%
Acadia Realty Trust (SBI)	381,349	6,063,449
Alexandria Real Estate Equities, Inc.	24,000	1,300,080
AMB Property Corp. (SBI)	189,200	4,158,616
American Campus Communities, Inc.	54,700	1,477,994
Annaly Capital Management, Inc.	409,950	6,932,255
Anworth Mortgage Asset Corp.	65,000	463,450
Apartment Investment & Management Co. Class A	126,141	1,557,841
AvalonBay Communities, Inc.	46,925	3,227,502
Brandywine Realty Trust (SBI)	132,000	1,261,920
CapLease, Inc.	143,100	490,833
CBL & Associates Properties, Inc.	246,600	2,012,256
Cypress Sharpridge Investments, Inc.	299,163	3,993,826
Cypress Sharpridge Investments, Inc. (f)	146,458	1,955,214
DiamondRock Hospitality Co. (a)	40,200	305,922
Duke Realty LP	250,283	2,813,181
Education Realty Trust, Inc.	24,900	124,749
Equity Lifestyle Properties, Inc.	132,730	6,165,309
Equity Residential (SBI)	51,700	1,493,096
Federal Realty Investment Trust (SBI)	35,900	2,119,177
Franklin Street Properties Corp.	43,717	471,269
Government Properties Income Trust	43,400	1,010,352
Health Care REIT, Inc.	27,900	1,237,923
Highwoods Properties, Inc. (SBI)	124,500	3,426,240
Inland Real Estate Corp.	120,000	1,029,600
Kimco Realty Corp.	48,200	609,248
Lexington Corporate Properties Trust	46,822	196,184
Liberty Property Trust (SBI)	35,400	1,039,698
MFA Financial, Inc.	1,821,381	13,514,637
Monmouth Real Estate Investment Corp. Class A	100,000	679,000
National Retail Properties, Inc.	91,100	1,765,518
Nationwide Health Properties, Inc.	64,380	2,076,255
ProLogis Trust	286,466	3,245,660
Redwood Trust, Inc.	61,800	861,492
Regency Centers Corp.	153,700	5,156,635
Simon Property Group, Inc.	62,059	4,213,186
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sunstone Hotel Investors, Inc.	571,600	$ 4,315,580
The Macerich Co. (e)	117,608	3,504,718
U-Store-It Trust	301,700	1,719,690
UDR, Inc.	83,301	1,197,868
Ventas, Inc.	244,880	9,827,034
Vornado Realty Trust	28,679	1,708,121
		110,722,578
TOTAL FINANCIALS		111,706,113
HEALTH CARE - 1.3%
Health Care Providers & Services - 1.3%
Brookdale Senior Living, Inc.	136,800	2,303,712
Capital Senior Living Corp. (a)	131,200	694,048
Emeritus Corp. (a)	243,100	4,536,246
Sun Healthcare Group, Inc. (a)	78,400	711,872
		8,245,878
TOTAL COMMON STOCKS (Cost $109,148,126)		121,189,947
Preferred Stocks - 10.5%

Convertible Preferred Stocks - 1.0%
FINANCIALS - 1.0%
Real Estate Investment Trusts - 0.6%
HRPT Properties Trust 6.50%	80,000	1,395,000
Lexington Corporate Properties Trust Series C 6.50%	47,438	1,321,148
Simon Property Group, Inc. 6.00%	20,600	1,220,756
		3,936,904
Real Estate Management & Development - 0.4%
Grubb & Ellis Co. 12.00% (a)(f)(g)	22,500	2,250,000
TOTAL FINANCIALS		6,186,904
Nonconvertible Preferred Stocks - 9.5%
FINANCIALS - 9.5%
Diversified Financial Services - 0.3%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	326,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
Red Lion Hotels Capital Trust 9.50%	77,750	$ 1,555,000
W2007 Grace Acquisition I, Inc. Series B, 8.75% (a)	35,300	19,768
		1,900,768
Real Estate Investment Trusts - 9.2%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	67,000	1,586,560
American Home Mortgage Investment Corp.:
Series A, 9.375% (c)	120,300	602
Series B, 9.25% (c)	124,100	248
Annaly Capital Management, Inc. Series A, 7.875%	144,900	3,492,090
Anworth Mortgage Asset Corp. Series A, 8.625%	219,327	5,285,781
Apartment Investment & Management Co.:
Series G, 9.375%	98,600	2,331,890
Series T, 8.00%	57,500	1,195,425
Cedar Shopping Centers, Inc. 8.875%	66,000	1,541,760
CenterPoint Properties Trust Series D, 5.377%	3,575	1,581,938
Colonial Properties Trust (depositary shares) Series D, 8.125%	39,000	820,950
Cousins Properties, Inc. Series A, 7.75%	71,700	1,480,605
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	25,500	456,195
Digital Realty Trust, Inc. Series A, 8.50%	75,000	1,848,750
Duke Realty LP 8.375%	79,800	1,861,734
Eagle Hospitality Properties Trust, Inc. 8.25%	24,000	10,800
HomeBanc Mortgage Corp. Series A, 10.00% (c)	104,685	628
Hospitality Properties Trust:
Series B, 8.875%	68,275	1,601,049
Series C, 7.00%	58,500	1,126,710
Host Hotels & Resorts, Inc. Series E, 8.875%	38,800	942,840
HRPT Properties Trust Series B, 8.75%	23,961	552,541
Innkeepers USA Trust Series C, 8.00%	62,400	87,360
Kimco Realty Corp. Series G, 7.75%	77,300	1,801,090
LaSalle Hotel Properties:
Series B, 8.375%	21,800	470,880
Series E, 8.00%	42,750	950,760
Series G, 7.25%	21,960	428,000
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	1,587,000
Series B, 7.625% (a)	31,240	374,880
Lexington Corporate Properties Trust Series B, 8.05%	29,000	491,260
Lexington Realty Trust 7.55%	23,800	398,174
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
LTC Properties, Inc. Series F, 8.00%	66,900	$ 1,588,875
MFA Financial, Inc. Series A, 8.50%	298,325	7,288,080
Mid-America Apartment Communities, Inc. Series H, 8.30%	30,800	759,220
Newcastle Investment Corp.:
Series B, 9.75%	152,300	1,087,422
Series D, 8.375%	10,000	68,100
Omega Healthcare Investors, Inc. Series D, 8.375%	59,600	1,415,500
ProLogis Trust Series C, 8.54%	6,446	309,610
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	5,890	138,121
Series P, 6.70%	35,000	728,000
Public Storage:
(depositary shares)	104,800	2,604,280
Series I, 7.25%	10,000	238,500
Series K, 7.25%	21,418	509,748
Series L, 6.75%	1,900	41,952
Series N, 7.00%	4,200	98,028
Realty Income Corp. 6.75%	600	13,698
Regency Centers Corp. 7.25%	10,000	217,500
Saul Centers, Inc. 8.00%	93,700	2,201,950
Strategic Hotel & Resorts, Inc. 8.50% (f)	119,500	1,075,500
Sunstone Hotel Investors, Inc. Series A, 8.00%	20,000	390,200
Weingarten Realty Investors (SBI) Series F, 6.50%	56,230	1,057,124
		56,139,908
TOTAL FINANCIALS		58,040,676
TOTAL PREFERRED STOCKS (Cost $87,960,280)		64,227,580
Corporate Bonds - 40.6%
		Principal Amount (d)
Convertible Bonds - 14.6%
FINANCIALS - 14.6%
Real Estate Investment Trusts - 12.8%
Acadia Realty Trust 3.75% 12/15/26		$ 11,505,000	10,915,369
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (f)		6,895,000	6,381,323
Corporate Bonds - continued
		Principal Amount (d)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
BioMed Realty LP 4.5% 10/1/26 (f)		$ 2,500,000	$ 2,337,500
Brandywine Operating Partnership LP 3.875% 10/15/26		1,000,000	960,000
BRE Properties, Inc. 4.125% 8/15/26		7,800,000	7,502,625
CapLease, Inc. 7.5% 10/1/27 (f)		4,180,000	3,469,400
Corporate Office Properties LP 3.5% 9/15/26 (f)		1,380,000	1,315,002
Duke Realty LP 3.75% 12/1/11 (f)		2,650,000	2,547,313
Home Properties, Inc. 4.125% 11/1/26 (f)		2,100,000	1,989,750
Hospitality Properties Trust 3.8% 3/15/27		5,100,000	4,832,250
Inland Real Estate Corp. 4.625% 11/15/26		6,300,000	5,928,662
Lexington Master Ltd. Partnership 5.45% 1/15/27 (f)		10,600,000	10,096,500
MPT Operating Partnership LP 9.25% 4/1/13 (f)		1,000,000	990,300
National Retail Properties, Inc. 3.95% 9/15/26		2,000,000	2,035,790
ProLogis Trust:
1.875% 11/15/37		2,450,000	2,122,313
2.625% 5/15/38		1,500,000	1,310,625
SL Green Realty Corp. 3% 3/30/27 (f)		500,000	451,250
The Macerich Co. 3.25% 3/15/12 (f)		3,800,000	3,481,750
United Dominion Realty Trust, Inc. 3.625% 9/15/11		6,000,000	5,775,000
Washington (REIT):
3.875% 9/15/26		1,600,000	1,550,000
3.875% 9/15/26		2,450,000	2,373,438
			78,366,160
Real Estate Management & Development - 1.8%
ERP Operating LP 3.85% 8/15/26		5,500,000	5,386,563
First Potomac Realty Investment LP 4% 12/15/11 (f)		1,600,000	1,438,000
Kilroy Realty LP 3.25% 4/15/12 (f)		4,730,000	4,268,825
			11,093,388
TOTAL FINANCIALS			89,459,548
Nonconvertible Bonds - 26.0%
CONSUMER DISCRETIONARY - 3.8%
Hotels, Restaurants & Leisure - 0.8%
Host Marriott LP 7% 8/15/12		2,000,000	2,000,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Starwood Hotels & Resorts Worldwide, Inc. 6.25% 2/15/13		$ 2,000,000	$ 1,990,000
Times Square Hotel Trust 8.528% 8/1/26 (f)		862,998	813,289
			4,803,289
Household Durables - 2.7%
D.R. Horton, Inc. 5.375% 6/15/12		825,000	821,906
KB Home:
5.75% 2/1/14		510,000	478,125
5.875% 1/15/15		2,000,000	1,900,000
6.25% 6/15/15		3,500,000	3,290,000
9.1% 9/15/17		1,000,000	1,035,000
Lennar Corp.:
5.5% 9/1/14		1,000,000	920,000
5.95% 10/17/11		1,000,000	975,000
M/I Homes, Inc. 6.875% 4/1/12		2,150,000	1,978,000
Meritage Homes Corp. 6.25% 3/15/15		2,500,000	2,306,250
Ryland Group, Inc. 8.4% 5/15/17		745,000	797,150
Standard Pacific Corp. 6.25% 4/1/14		1,100,000	968,000
Stanley-Martin Communities LLC 9.75% 8/15/15 (c)		4,620,000	1,247,400
			16,716,831
Specialty Retail - 0.3%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (f)		1,500,000	1,623,750
TOTAL CONSUMER DISCRETIONARY			23,143,870
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,314,590	1,255,434
FINANCIALS - 21.2%
Commercial Banks - 0.2%
CapitalSource, Inc. 12.75% 7/15/14 (f)		1,500,000	1,530,000
Real Estate Investment Trusts - 19.0%
AMB Property LP:
5.9% 8/15/13		400,000	377,310
6.3% 6/1/13		2,095,000	2,066,824
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.:
4.95% 3/15/13		$ 1,000,000	$ 1,019,521
5.5% 1/15/12		527,000	549,348
5.7% 3/15/17		1,000,000	1,024,756
6.625% 9/15/11		393,000	419,097
Brandywine Operating Partnership LP:
4.5% 11/1/09		1,000,000	1,000,000
5.4% 11/1/14		1,750,000	1,627,337
5.75% 4/1/12		1,000,000	1,010,927
7.5% 5/15/15		1,000,000	1,000,604
Camden Property Trust 5% 6/15/15		1,100,000	1,068,355
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,468,323
6.875% 8/15/12		1,000,000	1,002,500
Colonial Realty LP 6.05% 9/1/16		1,000,000	901,638
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		800,000	757,176
6.25% 6/15/14		3,005,000	2,943,830
Developers Diversified Realty Corp.:
4.625% 8/1/10		900,000	888,493
5% 5/3/10		1,000,000	993,628
5.375% 10/15/12		500,000	469,008
7.5% 7/15/18		200,000	172,095
9.625% 3/15/16		1,736,000	1,762,132
Duke Realty LP:
5.625% 8/15/11		560,000	569,900
6.25% 5/15/13		750,000	769,673
7.375% 2/15/15		1,500,000	1,580,730
Federal Realty Investment Trust:
4.5% 2/15/11		1,500,000	1,498,124
5.65% 6/1/16		725,000	696,312
5.95% 8/15/14		2,000,000	2,011,358
Health Care Property Investors, Inc.:
5.65% 12/15/13		1,025,000	1,035,211
6% 3/1/15		500,000	497,929
6% 1/30/17		1,000,000	965,997
6.3% 9/15/16		4,500,000	4,466,052
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	988,241
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc.: - continued
6.2% 6/1/16		$ 750,000	$ 749,810
Healthcare Realty Trust, Inc. 8.125% 5/1/11		2,290,000	2,403,387
Highwoods/Forsyth LP 5.85% 3/15/17		2,800,000	2,524,967
HMB Capital Trust V 3.899% 12/15/36 (c)(f)(h)		2,530,000	253
Hospitality Properties Trust:
5.625% 3/15/17		915,000	798,181
6.75% 2/15/13		610,000	604,628
7.875% 8/15/14		1,000,000	1,028,439
Host Hotels & Resorts LP:
6.875% 11/1/14		500,000	487,500
9% 5/15/17 (f)		750,000	795,000
HRPT Properties Trust:
0.895% 3/16/11 (h)		787,000	742,635
6.5% 1/15/13		200,000	201,934
iStar Financial, Inc. 5.95% 10/15/13		4,830,000	2,463,300
Kimco Realty Corp.:
5.783% 3/15/16		450,000	443,786
6.875% 10/1/19		1,000,000	1,028,057
Liberty Property LP:
5.125% 3/2/15		2,200,000	2,082,540
6.375% 8/15/12		2,679,000	2,773,357
Nationwide Health Properties, Inc.:
6% 5/20/15		2,522,000	2,506,825
6.25% 2/1/13		1,000,000	1,025,512
6.5% 7/15/11		2,000,000	2,083,944
8.25% 7/1/12		1,300,000	1,388,092
Omega Healthcare Investors, Inc.:
7% 4/1/14		7,220,000	7,057,550
7% 1/15/16		695,000	663,725
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,789,088
Potlatch Corp. 7.5% 11/1/19 (f)		1,000,000	996,200
Rouse Co. 7.2% 9/15/12 (c)		3,920,000	3,508,400
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (c)(f)		650,000	578,500
Senior Housing Properties Trust:
7.875% 4/15/15		355,000	333,700
8.625% 1/15/12		5,900,000	6,018,000
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		1,000,000	1,020,964
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Shurgard Storage Centers, Inc.: - continued
7.75% 2/22/11		$ 500,000	$ 519,520
Simon Property Group LP:
5% 3/1/12		800,000	826,632
5.75% 5/1/12		500,000	529,053
6.1% 5/1/16		1,000,000	1,039,520
6.75% 5/15/14		1,200,000	1,291,212
UDR, Inc. 5.5% 4/1/14		500,000	498,652
United Dominion Realty Trust, Inc.:
5% 1/15/12		1,000,000	1,016,160
5.13% 1/15/14		500,000	477,960
6.05% 6/1/13		2,500,000	2,541,173
Ventas Realty LP:
6.5% 6/1/16		2,340,000	2,234,700
6.5% 6/1/16		9,170,000	8,757,350
6.625% 10/15/14		4,660,000	4,543,500
7.125% 6/1/15		3,147,000	3,099,795
Weingarten Realty Invstors:
4.857% 1/15/14		2,500,000	2,326,623
5.263% 5/15/12		1,000,000	979,627
			116,382,180
Real Estate Management & Development - 1.7%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12		1,190,000	1,190,000
CB Richard Ellis Services, Inc. 11.625% 6/15/17 (f)		1,500,000	1,635,000
ERP Operating LP 5.2% 4/1/13		1,000,000	1,034,709
Post Apartment Homes LP 6.3% 6/1/13		2,000,000	2,003,458
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,360,920
5.875% 6/15/17		400,000	376,786
			10,600,873
Thrifts & Mortgage Finance - 0.3%
Wrightwood Capital LLC 9% 6/1/14 (c)(f)		4,000,000	1,550,000
TOTAL FINANCIALS			130,063,053
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
Skilled Healthcare Group, Inc. 11% 1/15/14		$ 1,000,000	$ 1,040,000
Sun Healthcare Group, Inc. 9.125% 4/15/15		3,570,000	3,614,625
			4,654,625
TOTAL NONCONVERTIBLE BONDS			159,116,982
TOTAL CORPORATE BONDS (Cost $239,139,147)			248,576,530
Asset-Backed Securities - 3.7%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (f)		1,384,000	1,186,780
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (f)		2,260,000	904,000
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6038% 3/23/19 (f)(h)		424,313	275,803
Brascan Real Estate CDO Ltd./Brascan Real Estate CDO Corp. Series 2004-1A Class A, 0.6341% 1/20/40 (f)(h)		3,440,497	2,752,398
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.745% 3/20/50 (f)(h)		2,250,000	225,000
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (f)		5,009,000	4,988,313
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5341% 1/20/37 (f)(h)		1,299,919	493,969
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (f)		2,500,000	1,500,000
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	332,729
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)		1,570,000	753,600
Class B2, 1.6331% 12/28/35 (f)(h)		1,575,000	551,250
Class D, 9% 12/28/35 (f)		500,000	128,755
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (f)		850,000	212,500
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1 Class D, 5.612% 6/15/35 (f)		2,050,000	2,060,250
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.7369% 11/28/39 (f)(h)		$ 550,000	$ 22,000
Green Tree Financial Corp. Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,308,865
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7438% 6/25/35 (h)(k)		1,259,000	42,238
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7938% 8/26/30 (f)(h)		738,459	73,846
Class E, 2.2438% 8/26/30 (f)(h)		1,428,321	71,416
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		1,500,000	246,339
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		1,923,000	1,338,749
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (f)		883,000	473,818
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (f)		2,977,421	2,441,486
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.1219% 2/5/36 (f)(h)		3,295,000	32,950
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 5.835% 9/25/26 (f)(h)		2,000,000	120,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.3688% 11/21/40 (f)(h)		250,000	7,500
TOTAL ASSET-BACKED SECURITIES (Cost $36,355,453)			22,544,554
Collateralized Mortgage Obligations - 3.4%

Private Sponsor - 3.4%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.455% 3/15/22 (f)(h)		11,085,000	9,376,612
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.425% 6/15/22 (f)(h)		3,250,000	2,577,577
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (f)		139,864	20,238
Series 2002-R2 Class 2B3, 5.2268% 7/25/33 (f)(h)		245,031	75,891
Series 2003-40 Class B3, 4.5% 10/25/18 (f)		189,465	21,012
Series 2003-R2 Class B3, 5.5% 5/25/43 (f)		464,186	44,391
Series 2003-R3:
Class B2, 5.5% 11/25/33 (f)		1,661,211	382,101
Class B3, 5.5% 11/25/33 (f)		497,420	89,934
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Countrywide Home Loans, Inc.: - continued
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (f)(h)		$ 462,313	$ 32,202
Diversified REIT Trust Series 2000-1A:
Class F, 6.971% 3/8/10 (f)		1,512,000	211,680
Class G, 6.971% 3/8/10 (f)		1,720,000	189,200
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.745% 6/15/22 (f)(h)		5,198,066	4,165,210
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (f)		1,465,000	1,332,004
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.195% 7/10/35 (f)(h)		665,397	364,039
Series 2004-C Class B5, 1.595% 9/10/36 (f)(h)		361,694	166,379
Series 2005-A Class B6, 2.245% 3/10/37 (f)(h)		1,852,395	368,441
Series 2005-B Class B6, 1.845% 6/10/37 (f)(h)		912,054	77,798
Series 2005-D Class B6, 2.495% 12/15/37 (f)(h)		460,130	30,369
Series 2006-B Class B6, 1.945% 7/15/38 (f)(h)		925,567	25,638
Residential Funding Mortgage Securities I, Inc. Series 2002-S20 Class M3, 5.25% 12/25/17		56,567	39,277
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (f)		115,121	53,192
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.745% 12/10/35 (f)(h)		580,435	198,625
Series 2004-A Class B7, 4.495% 2/10/36 (f)(h)		585,037	238,812
Series 2004-B Class B7, 4.245% 2/10/36 (f)(h)		719,966	210,662
Series 2005-C Class B7, 3.345% 9/10/37 (f)(h)		1,874,374	138,329
Series 2006-B Class B7, 4.095% 7/15/38 (f)(h)		925,567	35,542
Series 2007-A Class BB, 3.595% 2/15/39 (f)(h)		784,164	13,723
TOTAL PRIVATE SPONSOR			20,478,878
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (k)		217,435	79,620
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 5.037% 2/25/42 (f)(h)		132,019	45,610
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (k)		289,659	82,037
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 5.0738% 6/25/43 (f)(h)		$ 175,797	$ 43,975
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 5.1791% 10/25/42 (f)(h)		76,140	19,445
TOTAL U.S. GOVERNMENT AGENCY			270,687
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,854,570)			20,749,565
Commercial Mortgage Securities - 13.6%

American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (f)		3,200,000	3,248,000
Asset Securitization Corp. Series 1997-D4:
Class B1, 7.525% 4/14/29		1,565,000	1,641,085
Class B2, 7.525% 4/14/29		515,000	508,563
Banc of America Commercial Mortgage, Inc. sequential payer Series 2002-2 Class F, 5.487% 7/11/43		4,185,000	3,955,546
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.245% 3/15/22 (f)(h)		700,000	245,000
COMM pass-thru certificates Series 2001-J1A Class F, 6.958% 2/14/34 (f)		1,475,000	1,433,064
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (h)		3,500,000	3,635,105
Series 2004-TF2A Class AX, 0.0157% 11/15/19 (f)(h)(j)		4,709,547	471
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class A1, 0.435% 5/15/23 (f)(h)		4,238,717	3,780,081
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (f)		1,000,000	400,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A:
Class D, 5.7724% 11/15/36 (f)		915,000	933,300
Class E, 6.0652% 11/15/36 (f)		800,000	816,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	720,034
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.459% 6/10/31 (f)(h)		2,500,000	2,551,594
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.7437% 4/29/39 (f)(h)		90,433	89,529
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)		$ 7,250,000	$ 6,162,500
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		820,000	803,603
Series 2002-1A Class H, 7.4011% 12/10/35 (f)(h)		921,000	757,575
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (f)		1,000,000	950,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (h)		2,767,000	2,875,186
Class G, 6.75% 4/15/29 (h)		1,000,000	517,610
Series 1999-C3:
Class G, 6.974% 8/15/36 (f)		4,546,858	4,500,057
Class J, 6.974% 8/15/36 (f)		1,500,000	1,397,861
Series 2000-C1:
Class H, 7% 3/15/33 (f)		950,000	786,393
Class K, 7% 3/15/33		1,100,000	684,277
Series 2002-C3 Class D, 5.27% 7/10/39		3,000,000	2,669,529
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (f)		2,000,000	1,768,770
Series 2002-C1 Class H, 5.903% 1/11/35 (f)		750,000	614,263
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 1.5538% 3/1/20 (f)(h)		1,400,000	1,050,000
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-A:
Class G, 6% 10/15/32 (f)(h)		2,895,000	550,050
Class X, 1.549% 10/15/32 (f)(h)(j)		12,050,308	58,227
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.425% 2/15/19 (f)(h)		9,365,000	8,859,828
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		2,720,000	2,699,712
Series 1999-C8:
Class G, 6% 7/15/31 (f)		1,385,000	361,891
Class H, 6% 7/15/31 (f)		2,638,000	158,280
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (f)		2,820,000	2,693,100
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (f)		1,850,000	1,628,000
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	710,000	301,257
Class G, 4.384% 7/12/15	CAD	355,000	144,479
Class H, 4.384% 7/12/15	CAD	236,000	92,163
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Financial Asset, Inc. Series 2005-CA16: - continued
Class J, 4.384% 7/12/15	CAD	355,000	$ 133,099
Class K, 4.384% 7/12/15	CAD	355,000	127,836
Class L, 4.384% 7/12/15	CAD	236,000	81,657
Class M, 4.384% 7/12/15	CAD	995,000	233,486
Merrill Lynch Mortgage Investors Trust:
Series 1999-C1 Class G, 6.71% 11/15/31 (f)		3,359,000	167,950
Series 2001-HRPA Class H, 6.778% 2/3/16 (f)		1,965,000	1,906,050
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 9/15/13		750,000	30,000
Class E, 7.983% 10/15/13		1,453,000	43,590
Class IO, 7.926% 1/15/18 (h)(j)		5,825,529	582,553
Morgan Stanley Capital I Trust:
sequential payer Series 2004-RR2 Class A2, 5.45% 10/28/33 (f)		2,552,689	2,297,420
Series 2005-HQ7 Class E, 5.3778% 11/14/42 (h)		750,000	302,910
Morgan Stanley Dean Witter Capital I Trust Series 2001-IQA Class F, 6.79% 12/18/32 (f)		1,396,185	1,330,570
Multi Security Asset Trust sequential payer Series 2005-RR4A Class A2, 4.83% 11/28/35 (f)		5,000,000	4,250,000
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (f)		1,000,000	1,000,000
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (f)		2,000,000	2,000,469
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)		2,000,000	1,740,000
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.82% 7/15/24 (f)(h)		1,200,000	175,956
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $93,682,730)			83,445,529
Floating Rate Loans - 0.8%

CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 2.36% 10/27/13 (h)		28,308	26,751
Floating Rate Loans - continued
		Principal Amount (d)	Value
FINANCIALS - 0.8%
Real Estate Management & Development - 0.8%
Realogy Corp.:
Credit-Linked Deposit 3.2457% 10/10/13 (h)		$ 661,709	$ 549,218
Tranche 2LN, term loan 13.5% 10/15/17		2,000,000	2,030,000
Tranche B, term loan 3.2869% 10/10/13 (h)		2,457,775	2,039,953
			4,619,171
TOTAL FLOATING RATE LOANS (Cost $4,673,066)			4,645,922
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (f)	1,000,000	0
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (f)(h)	500,000	68,450
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (f)(h)	590,000	105,138
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (f)(h)	810,000	8
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(f)(h)	1,350,000	0
Kent Funding III Ltd. 11/5/47 (f)	1,650,000	0
		173,596
TOTAL PREFERRED SECURITIES (Cost $5,658,149)		173,596
Money Market Funds - 8.2%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (i)	46,363,390	$ 46,363,390
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(i)	3,466,650	3,466,650
TOTAL MONEY MARKET FUNDS (Cost $49,830,040)		49,830,040
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $660,301,561)		615,383,263
NET OTHER ASSETS - (0.6)%		(3,422,782)
NET ASSETS - 100%		$ 611,960,481
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $154,229,729 or 25.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $203,895 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust: Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 188,421
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 218,285
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7438% 6/25/35	6/3/05	$ 1,110,697
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,518
Fidelity Securities Lending Cash Central Fund	37
Total	$ 34,555
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,237,956	$ 1,237,956	$ -	$ -
Financials	175,933,693	165,861,563	6,901,962	3,170,168
Health Care	8,245,878	8,245,878	-	-
Corporate Bonds	248,576,530	-	244,957,554	3,618,976
Asset-Backed Securities	22,544,554	-	11,220,079	11,324,475
Collateralized Mortgage Obligations	20,749,565	-	14,306,337	6,443,228
Commercial Mortgage Securities	83,445,529	-	70,056,008	13,389,521
Floating Rate Loans	4,645,922	-	4,645,922	-
Preferred Securities	173,596	-	-	173,596
Money Market Funds	49,830,040	49,830,040	-	-
Total Investments in Securities:	$ 615,383,263	$ 225,175,437	$ 352,087,862	$ 38,119,964
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Financials
Beginning Balance	$ 3,099,870
Total Realized Gain (Loss)	(2,073,397)
Total Unrealized Gain (Loss)	2,415,608
Cost of Purchases	-
Proceeds of Sales	(271,913)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 3,170,168
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ 180,669
Corporate Bonds
Beginning Balance	$ 2,343,856
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	83,416
Cost of Purchases	-
Proceeds of Sales	(5,697)
Amortization/Accretion	1,124
Transfers in/out of Level 3	1,196,277
Ending Balance	$ 3,618,976
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ 83,416
Asset-Backed Securities
Beginning Balance	$ 11,832,848
Total Realized Gain (Loss)	(31,937)
Total Unrealized Gain (Loss)	2,708,772
Cost of Purchases	42,365
Proceeds of Sales	(95,330)
Amortization/Accretion	9,340
Transfers in/out of Level 3	(3,141,583)
Ending Balance	$ 11,324,475
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ 1,623,701
Collateralized Mortgage Obligations
Beginning Balance	$ 2,036,201
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	807,003
Cost of Purchases	2,202,618
Proceeds of Sales	(245,828)
Amortization/Accretion	(115,459)
Transfers in/out of Level 3	1,758,693
Ending Balance	$ 6,443,228
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ 733,711
Commercial Mortgage Securities
Beginning Balance	$ 6,157,272
Total Realized Gain (Loss)	685
Total Unrealized Gain (Loss)	1,570,812
Cost of Purchases	4,686,250
Proceeds of Sales	(6,301)
Amortization/Accretion	(328,759)
Transfers in/out of Level 3	1,309,562
Ending Balance	$ 13,389,521
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ 1,325,570
Preferred Securities
Beginning Balance	$ 159,115
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	15,318
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(837)
Transfers in/out of Level 3	-
Ending Balance	$ 173,596
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ 15,318

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $661,995,730. Net unrealized depreciation aggregated $46,612,467, of which $47,770,980 related to appreciated investment securities and $94,383,447 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Small Cap
Opportunities Fund
Series Small Cap Opportunities
Class F

October 31, 2009

1.858552.102

SMO-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Diversified Consumer Services - 1.0%
Brinks Home Security Holdings, Inc. (a)	300,200	$ 9,300,196
Regis Corp.	246,300	3,999,912
		13,300,108
Hotels, Restaurants & Leisure - 2.8%
Jack in the Box, Inc. (a)	362,800	6,806,128
Orient Express Hotels Ltd. Class A	713,500	6,136,100
Red Robin Gourmet Burgers, Inc. (a)	218,360	3,648,796
WMS Industries, Inc. (a)	242,400	9,691,152
Wyndham Worldwide Corp.	655,500	11,176,275
		37,458,451
Household Durables - 0.3%
M/I Homes, Inc. (a)	379,000	4,233,430
Internet & Catalog Retail - 1.1%
dELiA*s, Inc. (a)	1,403,334	2,975,068
HSN, Inc. (a)	792,548	11,840,667
		14,815,735
Media - 0.6%
CKX, Inc. (a)	1,271,714	8,138,970
Specialty Retail - 4.2%
Cabela's, Inc. Class A (a)(c)	608,300	7,646,331
Chico's FAS, Inc. (a)	406,700	4,860,065
Fourlis Holdings SA	641,500	10,761,592
Genesco, Inc. (a)	332,955	8,680,137
New York & Co., Inc. (a)	1,476,600	6,497,040
Shoe Carnival, Inc. (a)	503,861	7,562,954
Signet Jewelers Ltd.	275,800	6,952,918
Zumiez, Inc. (a)	355,178	4,784,248
		57,745,285
Textiles, Apparel & Luxury Goods - 3.7%
American Apparel, Inc. (a)(c)	1,865,200	5,726,164
Deckers Outdoor Corp. (a)	83,100	7,451,577
FGX International Ltd. (a)	802,400	10,583,656
Gildan Activewear, Inc. (a)	404,700	7,123,408
Iconix Brand Group, Inc. (a)	594,400	6,930,704
Jones Apparel Group, Inc.	695,000	12,433,550
		50,249,059
TOTAL CONSUMER DISCRETIONARY		185,941,038
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.4%
Food & Staples Retailing - 1.0%
BJ's Wholesale Club, Inc. (a)	285,900	$ 10,015,077
Susser Holdings Corp. (a)	333,200	3,961,748
		13,976,825
Food Products - 1.0%
Hain Celestial Group, Inc. (a)	302,700	5,309,358
PureCircle Ltd. (a)	401,200	1,383,249
Tyson Foods, Inc. Class A	511,300	6,401,476
		13,094,083
Personal Products - 1.4%
Chattem, Inc. (a)	15,200	963,224
Elizabeth Arden, Inc. (a)	731,100	7,786,215
Inter Parfums, Inc.	766,700	9,415,076
Schiff Nutrition International, Inc.	267,800	1,545,206
		19,709,721
TOTAL CONSUMER STAPLES		46,780,629
ENERGY - 5.0%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc. (a)	247,100	8,769,579
Hornbeck Offshore Services, Inc. (a)	268,800	6,534,528
		15,304,107
Oil, Gas & Consumable Fuels - 3.9%
Comstock Resources, Inc. (a)	262,200	10,773,798
Encore Acquisition Co. (a)	185,300	6,869,071
EXCO Resources, Inc.	603,748	9,430,544
Goodrich Petroleum Corp. (a)(c)	174,800	4,487,116
Mariner Energy, Inc. (a)	540,500	6,885,970
Massey Energy Co.	192,900	5,611,461
Whiting Petroleum Corp. (a)	147,100	8,296,440
		52,354,400
TOTAL ENERGY		67,658,507
FINANCIALS - 19.4%
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)	193,700	12,298,013
International Assets Holding Corp. (a)(c)	413,118	7,431,993
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
optionsXpress Holdings, Inc.	541,060	$ 8,456,768
Waddell & Reed Financial, Inc. Class A	350,900	9,846,254
		38,033,028
Commercial Banks - 6.0%
Associated Banc-Corp.	738,240	9,456,854
CapitalSource, Inc.	3,090,800	11,003,248
City National Corp. (c)	247,400	9,319,558
National Penn Bancshares, Inc.	2,000,000	11,240,000
PacWest Bancorp	815,000	13,838,700
SVB Financial Group (a)(c)	118,900	4,904,625
TCF Financial Corp. (c)	1,125,000	13,308,750
Western Liberty Bancorp (a)	1,000,000	8,050,000
		81,121,735
Insurance - 3.9%
American Safety Insurance Group Ltd. (a)	458,700	6,797,934
Amerisafe, Inc. (a)	468,203	8,680,484
Aspen Insurance Holdings Ltd.	244,100	6,297,780
Endurance Specialty Holdings Ltd.	191,200	6,881,288
Max Capital Group Ltd.	588,611	12,154,817
Platinum Underwriters Holdings Ltd.	353,799	12,655,390
		53,467,693
Real Estate Investment Trusts - 2.8%
Alexandria Real Estate Equities, Inc.	275,000	14,896,750
Highwoods Properties, Inc. (SBI)	286,900	7,895,488
Home Properties, Inc.	201,600	7,898,688
National Retail Properties, Inc.	365,400	7,081,452
		37,772,378
Real Estate Management & Development - 1.8%
Forestar Group, Inc. (a)	926,000	13,667,760
Jones Lang LaSalle, Inc.	236,000	11,056,600
		24,724,360
Thrifts & Mortgage Finance - 2.1%
Astoria Financial Corp.	1,390,000	13,872,200
Washington Federal, Inc.	875,600	15,016,540
		28,888,740
TOTAL FINANCIALS		264,007,934
Common Stocks - continued
	Shares	Value
HEALTH CARE - 13.7%
Biotechnology - 1.5%
Dendreon Corp. (a)	133,000	$ 3,360,910
Human Genome Sciences, Inc. (a)	178,244	3,331,380
Micromet, Inc. (a)	120,300	614,733
OREXIGEN Therapeutics, Inc. (a)	617,100	3,986,466
Protalix BioTherapeutics, Inc. (a)(c)	475,000	4,503,000
Theravance, Inc. (a)	342,300	4,781,931
		20,578,420
Health Care Equipment & Supplies - 2.0%
Abiomed, Inc. (a)	280,000	2,534,000
Angiodynamics, Inc. (a)	390,000	5,889,000
ev3, Inc. (a)	124,915	1,471,499
Integra LifeSciences Holdings Corp. (a)	20,268	618,985
Orthofix International NV (a)	239,616	7,667,712
Sirona Dental Systems, Inc. (a)	152,700	4,109,157
Steris Corp.	162,700	4,760,602
		27,050,955
Health Care Providers & Services - 4.7%
Brookdale Senior Living, Inc.	359,100	6,047,244
Emergency Medical Services Corp. Class A (a)	268,000	12,869,360
Genoptix, Inc. (a)	116,000	4,035,640
Hanger Orthopedic Group, Inc. (a)	265,500	3,674,520
IPC The Hospitalist Co., Inc. (a)	184,300	5,584,290
LHC Group, Inc. (a)	160,000	4,465,600
Odyssey Healthcare, Inc. (a)	350,000	4,879,000
Owens & Minor, Inc.	95,000	3,884,550
Providence Service Corp. (a)	567,000	7,064,820
PSS World Medical, Inc. (a)	320,000	6,470,400
ResCare, Inc. (a)	283,200	3,406,896
Sunrise Senior Living, Inc. (a)	320,600	1,333,696
		63,716,016
Health Care Technology - 1.1%
Allscripts-Misys Healthcare Solutions, Inc.	190,000	3,705,000
Computer Programs & Systems, Inc.	122,000	5,153,280
SXC Health Solutions Corp. (a)	58,000	2,661,514
Transcend Services, Inc. (a)	201,700	3,681,025
		15,200,819
Life Sciences Tools & Services - 2.2%
Bruker BioSciences Corp. (a)	764,000	8,281,760
eResearchTechnology, Inc. (a)	300,000	2,220,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
ICON PLC sponsored ADR (a)	200,000	$ 4,940,000
Life Technologies Corp. (a)	156,100	7,363,237
QIAGEN NV (a)	340,900	7,100,947
		29,905,944
Pharmaceuticals - 2.2%
Ardea Biosciences, Inc. (a)	258,000	3,483,000
Auxilium Pharmaceuticals, Inc. (a)	64,000	2,013,440
Cadence Pharmaceuticals, Inc. (a)	338,700	3,058,461
King Pharmaceuticals, Inc. (a)	300,000	3,039,000
Nektar Therapeutics (a)	217,700	1,767,724
Optimer Pharmaceuticals, Inc. (a)	315,399	3,646,012
Par Pharmaceutical Companies, Inc. (a)	90,000	1,887,300
Valeant Pharmaceuticals International (a)(c)	125,000	3,675,000
ViroPharma, Inc. (a)	524,600	3,955,484
XenoPort, Inc. (a)	219,400	3,666,174
		30,191,595
TOTAL HEALTH CARE		186,643,749
INDUSTRIALS - 14.2%
Aerospace & Defense - 0.9%
Alliant Techsystems, Inc. (a)	69,900	5,436,822
Teledyne Technologies, Inc. (a)	222,900	7,614,264
		13,051,086
Air Freight & Logistics - 0.5%
UTI Worldwide, Inc.	588,400	7,337,348
Airlines - 0.4%
Alaska Air Group, Inc. (a)	196,000	5,041,120
Building Products - 2.0%
AAON, Inc.	363,500	6,546,635
Armstrong World Industries, Inc. (a)	367,400	13,685,650
Masco Corp.	548,900	6,449,575
		26,681,860
Commercial Services & Supplies - 0.8%
United Stationers, Inc. (a)	237,800	11,209,892
Construction & Engineering - 1.3%
Chicago Bridge & Iron Co. NV (NY Shares)	466,600	8,776,746
Granite Construction, Inc.	307,500	8,782,200
		17,558,946
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 1.1%
Encore Wire Corp. (c)	245,781	$ 5,099,956
Regal-Beloit Corp.	126,400	5,925,632
SunPower Corp. Class A (a)(c)	149,300	3,704,133
		14,729,721
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	305,400	9,479,616
Machinery - 3.6%
Bucyrus International, Inc. Class A	262,719	11,669,978
Graco, Inc.	304,900	8,396,946
John Bean Technologies Corp.	560,400	9,201,768
Oshkosh Co.	228,400	7,139,784
Timken Co.	576,200	12,693,686
		49,102,162
Professional Services - 1.1%
ICF International, Inc. (a)	245,100	7,022,115
Kforce, Inc. (a)	676,400	7,934,172
		14,956,287
Road & Rail - 0.6%
Kansas City Southern (a)	291,600	7,065,468
YRC Worldwide, Inc. (a)(c)	350,000	1,277,500
		8,342,968
Trading Companies & Distributors - 1.2%
Interline Brands, Inc. (a)	635,400	9,276,840
MSC Industrial Direct Co., Inc. Class A	156,200	6,724,410
		16,001,250
TOTAL INDUSTRIALS		193,492,256
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 2.6%
3Com Corp. (a)	2,456,900	12,628,466
Adtran, Inc.	548,000	12,625,920
NETGEAR, Inc. (a)	381,700	6,958,391
SeaChange International, Inc. (a)	486,300	3,292,251
		35,505,028
Computers & Peripherals - 1.7%
QLogic Corp. (a)	533,400	9,355,836
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Super Micro Computer, Inc. (a)	908,391	$ 7,321,631
Synaptics, Inc. (a)(c)	319,557	7,190,033
		23,867,500
Electronic Equipment & Components - 1.1%
IPG Photonics Corp. (a)	596,100	8,142,726
Trimble Navigation Ltd. (a)	319,300	6,695,721
		14,838,447
Internet Software & Services - 1.5%
Art Technology Group, Inc. (a)	1,648,632	6,792,364
j2 Global Communications, Inc. (a)	352,930	7,217,419
Open Text Corp. (a)	159,100	5,935,854
		19,945,637
IT Services - 2.8%
Alliance Data Systems Corp. (a)(c)	140,100	7,702,698
Sapient Corp. (a)	1,343,500	10,936,090
Wright Express Corp. (a)	684,200	19,096,021
		37,734,809
Semiconductors & Semiconductor Equipment - 3.9%
Amkor Technology, Inc. (a)(c)	1,380,600	7,607,106
Atheros Communications, Inc. (a)	365,600	9,001,072
Brooks Automation, Inc. (a)	682,756	4,697,361
Micron Technology, Inc. (a)	357,600	2,428,104
Omnivision Technologies, Inc. (a)	592,400	7,262,824
PMC-Sierra, Inc. (a)	277,672	2,365,765
Standard Microsystems Corp. (a)	175,192	3,374,198
Teradyne, Inc. (a)	679,800	5,689,926
Ultratech, Inc. (a)	330,000	4,263,600
Varian Semiconductor Equipment Associates, Inc. (a)	218,400	6,200,376
		52,890,332
Software - 5.5%
Ariba, Inc. (a)	756,471	8,941,487
Autodesk, Inc. (a)	238,300	5,940,819
i2 Technologies, Inc. (a)(c)	432,000	6,799,680
Mentor Graphics Corp. (a)	1,414,600	10,326,580
Nuance Communications, Inc. (a)	829,700	10,877,367
Parametric Technology Corp. (a)	766,800	11,432,988
Radiant Systems, Inc. (a)	725,800	7,141,872
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Sybase, Inc. (a)	181,000	$ 7,160,360
Synopsys, Inc. (a)	260,400	5,728,800
		74,349,953
TOTAL INFORMATION TECHNOLOGY		259,131,706
MATERIALS - 5.0%
Chemicals - 1.8%
Cabot Corp.	371,600	8,149,188
Rockwood Holdings, Inc. (a)	450,000	8,946,000
W.R. Grace & Co. (a)	366,100	8,013,929
		25,109,117
Construction Materials - 0.4%
Texas Industries, Inc. (c)	164,800	5,486,192
Metals & Mining - 2.8%
Carpenter Technology Corp.	344,100	7,236,423
Commercial Metals Co.	446,800	6,630,512
Compass Minerals International, Inc.	165,300	10,301,496
First Uranium Corp. (a)	1,488,600	3,711,705
Red Back Mining, Inc. (a)	789,300	10,219,315
		38,099,451
TOTAL MATERIALS		68,694,760
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
AboveNet, Inc. (a)	74,000	3,581,600
Global Crossing Ltd. (a)	273,592	3,118,949
		6,700,549
Wireless Telecommunication Services - 0.7%
NII Holdings, Inc. (a)	150,200	4,044,886
Syniverse Holdings, Inc. (a)	291,100	4,986,543
		9,031,429
TOTAL TELECOMMUNICATION SERVICES		15,731,978
UTILITIES - 3.3%
Electric Utilities - 1.6%
Cleco Corp.	280,100	6,932,475
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
PNM Resources, Inc.	386,200	$ 4,140,064
Portland General Electric Co.	246,700	4,586,153
Westar Energy, Inc.	300,500	5,754,575
		21,413,267
Gas Utilities - 1.0%
Northwest Natural Gas Co.	161,200	6,739,772
Southwest Gas Corp.	282,100	7,049,679
		13,789,451
Multi-Utilities - 0.5%
NorthWestern Energy Corp.	270,700	6,537,405
Water Utilities - 0.2%
Southwest Water Co.	481,300	2,680,841
TOTAL UTILITIES		44,420,964
TOTAL COMMON STOCKS (Cost $1,216,787,587)		1,332,503,521
Nonconvertible Preferred Stocks - 0.7%

FINANCIALS - 0.7%
Real Estate Investment Trusts - 0.7%
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00% (Cost $4,215,656)	515,284	9,218,431
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 11/19/09 (d) (Cost $384,991)	$ 385,000	384,998
Money Market Funds - 5.4%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (e)	25,006,394	$ 25,006,394
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(e)	48,113,321	48,113,321
TOTAL MONEY MARKET FUNDS (Cost $73,119,715)		73,119,715
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.06%, dated 10/30/09 due 11/2/09 (Collateralized by U.S. Government Obligations) # (Cost $31,000)	$ 31,000	31,000
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $1,294,538,949)		1,415,257,665
NET OTHER ASSETS - (4.1)%		(55,980,220)
NET ASSETS - 100%		$ 1,359,277,445
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
57 NYFE Russell 2000 Mini Index Contracts	Dec. 2009	$ 3,202,260	$ (319,371)
The face value of futures purchased as a percentage of net assets - 0.2%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $384,998.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$31,000 due 11/02/09 at 0.06%
BNP Paribas Securities Corp.	$ 8,192
Credit Suisse Securities (USA) LLC	8,430
Deutsche Bank Securities, Inc.	2,703
HSBC Securities (USA), Inc.	1,229
ING Financial Markets LLC	2,458
J.P. Morgan Securities, Inc.	2,458
Mizuho Securities USA, Inc.	2,458
Societe Generale, New York Branch	3,072
$ 31,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,885
Fidelity Securities Lending Cash Central Fund	247,555
Total	$ 271,440
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
International Assets Holding Corp. (formerly known as FCStone Group, Inc.)	$ 7,828,236	$ -	$ -	$ -	$ -
Total	$ 7,828,236	$ -	$ -	$ -	$ -
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 185,941,038	$ 185,941,038	$ -	$ -
Consumer Staples	46,780,629	46,780,629	-	-
Energy	67,658,507	67,658,507	-	-
Financials	273,226,365	273,226,365	-	-
Health Care	186,643,749	186,643,749	-	-
Industrials	193,492,256	193,492,256	-	-
Information Technology	259,131,706	259,131,706	-	-
Materials	68,694,760	68,694,760	-	-
Telecommunication Services	15,731,978	15,731,978	-	-
Utilities	44,420,964	44,420,964	-	-
U.S. Government and Government Agency Obligations	384,998	-	384,998	-
Money Market Funds	73,119,715	73,119,715	-	-
Cash Equivalents	31,000	-	31,000	-
Total Investments in Securities:	$ 1,415,257,665	$ 1,414,841,667	$ 415,998	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (319,371)	$ (319,371)	$ -	$ -
Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $1,299,458,573. Net unrealized appreciation aggregated $115,799,092, of which $211,122,420 related to appreciated investment securities and $95,323,328 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Growth Fund

October 31, 2009

1.823237.104

SCP-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 1.5%
BorgWarner, Inc.	360,000	$ 10,915,200
Modine Manufacturing Co.	724,000	7,457,200
		18,372,400
Diversified Consumer Services - 2.3%
Brinks Home Security Holdings, Inc. (a)	274,600	8,507,108
Regis Corp.	604,400	9,815,456
Steiner Leisure Ltd. (a)	248,000	9,166,080
		27,488,644
Hotels, Restaurants & Leisure - 4.0%
Aristocrat Leisure Ltd.	1,350,000	5,387,679
Bally Technologies, Inc. (a)	187,600	7,389,564
Life Time Fitness, Inc. (a)(c)	240,000	5,172,000
Penn National Gaming, Inc. (a)	313,000	7,865,690
Town Sports International Holdings, Inc. (a)(d)	1,435,000	4,261,950
WMS Industries, Inc. (a)	124,750	4,987,505
Wyndham Worldwide Corp.	700,000	11,935,000
		46,999,388
Household Durables - 1.2%
Dorel Industries, Inc. Class B (sub. vtg.)	309,550	8,298,690
Hooker Furniture Corp.	477,476	6,116,468
		14,415,158
Media - 0.7%
Virgin Media, Inc.	608,000	8,493,760
Multiline Retail - 0.5%
Dollarama, Inc.	320,000	5,703,468
Specialty Retail - 2.2%
Casual Male Retail Group, Inc. (a)	2,348,113	5,893,764
Citi Trends, Inc. (a)	275,000	7,240,750
Jos. A. Bank Clothiers, Inc. (a)	145,000	5,942,100
Sally Beauty Holdings, Inc. (a)	971,000	6,554,250
		25,630,864
Textiles, Apparel & Luxury Goods - 2.2%
FGX International Ltd. (a)	618,000	8,151,420
G-III Apparel Group Ltd. (a)	435,300	6,969,153
Iconix Brand Group, Inc. (a)	994,500	11,595,870
		26,716,443
TOTAL CONSUMER DISCRETIONARY		173,820,125
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.1%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	435,000	$ 6,881,700
Food Products - 1.6%
Calavo Growers, Inc.	492,046	8,783,021
Smithfield Foods, Inc. (a)(c)	750,000	10,005,000
		18,788,021
Personal Products - 0.9%
Chattem, Inc. (a)	170,300	10,791,911
TOTAL CONSUMER STAPLES		36,461,632
ENERGY - 5.9%
Energy Equipment & Services - 1.1%
Northern Offshore Ltd. (a)	3,345,000	5,257,505
Parker Drilling Co. (a)	1,540,000	8,008,000
		13,265,505
Oil, Gas & Consumable Fuels - 4.8%
Arena Resources, Inc. (a)	210,000	7,824,600
Cabot Oil & Gas Corp.	175,600	6,755,332
Comstock Resources, Inc. (a)	336,198	13,814,376
EXCO Resources, Inc.	1,060,400	16,563,444
Massey Energy Co.	421,100	12,249,799
		57,207,551
TOTAL ENERGY		70,473,056
FINANCIALS - 4.6%
Capital Markets - 2.4%
Cohen & Steers, Inc. (c)	289,406	5,594,218
Fifth Street Finance Corp.	465,000	4,570,950
International Assets Holding Corp. (a)	328,219	5,904,660
Janus Capital Group, Inc.	497,800	6,531,136
optionsXpress Holdings, Inc.	405,000	6,330,150
		28,931,114
Commercial Banks - 0.8%
CapitalSource, Inc.	1,295,000	4,610,200
Huntington Bancshares, Inc.	1,352,900	5,154,549
		9,764,749
Insurance - 0.5%
eHealth, Inc. (a)	414,987	5,905,265
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.4%
CBL & Associates Properties, Inc.	501,223	$ 4,089,980
Thrifts & Mortgage Finance - 0.5%
First Niagara Financial Group, Inc.	475,000	6,099,000
TOTAL FINANCIALS		54,790,108
HEALTH CARE - 20.0%
Biotechnology - 2.8%
Dendreon Corp. (a)(c)	270,000	6,822,900
OREXIGEN Therapeutics, Inc. (a)	846,550	5,468,713
PDL BioPharma, Inc.	1,000,000	8,410,000
Theravance, Inc. (a)(c)	444,000	6,202,680
United Therapeutics Corp. (a)	153,000	6,508,620
		33,412,913
Health Care Equipment & Supplies - 4.4%
ev3, Inc. (a)	755,000	8,893,900
Integra LifeSciences Holdings Corp. (a)	237,400	7,250,196
Meridian Bioscience, Inc.	353,505	7,844,276
Natus Medical, Inc. (a)	360,000	5,000,400
Orthofix International NV (a)	129,760	4,152,320
Orthovita, Inc. (a)	1,855,000	6,492,500
Sirona Dental Systems, Inc. (a)	224,000	6,027,840
Wright Medical Group, Inc. (a)	447,000	7,263,750
		52,925,182
Health Care Providers & Services - 6.0%
Brookdale Senior Living, Inc. (c)	673,000	11,333,320
Centene Corp. (a)	507,433	9,047,530
Hanger Orthopedic Group, Inc. (a)	465,000	6,435,600
Health Management Associates, Inc. Class A (a)	1,672,000	10,199,200
IPC The Hospitalist Co., Inc. (a)	114,595	3,472,229
Providence Service Corp. (a)	393,800	4,906,748
PSS World Medical, Inc. (a)	564,499	11,414,170
Psychiatric Solutions, Inc. (a)	300,000	6,192,000
Synergy Health PLC	910,411	9,065,433
		72,066,230
Health Care Technology - 0.6%
Computer Programs & Systems, Inc. (c)	155,000	6,547,200
Life Sciences Tools & Services - 3.6%
Bruker BioSciences Corp. (a)	885,000	9,593,400
ICON PLC sponsored ADR (a)	265,000	6,545,500
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
PerkinElmer, Inc.	435,000	$ 8,095,350
QIAGEN NV (a)	468,000	9,748,440
Varian, Inc. (a)	165,000	8,448,000
		42,430,690
Pharmaceuticals - 2.6%
Ardea Biosciences, Inc. (a)(c)	327,000	4,414,500
Biodel, Inc. (a)	255,000	1,065,900
Cadence Pharmaceuticals, Inc. (a)(c)	440,000	3,973,200
Hikma Pharmaceuticals PLC	334,115	2,590,802
Optimer Pharmaceuticals, Inc. (a)(c)	513,000	5,930,280
ViroPharma, Inc. (a)	1,000,000	7,540,000
XenoPort, Inc. (a)	336,000	5,614,560
		31,129,242
TOTAL HEALTH CARE		238,511,457
INDUSTRIALS - 17.6%
Aerospace & Defense - 0.7%
Teledyne Technologies, Inc. (a)	237,000	8,095,920
Airlines - 1.7%
AirTran Holdings, Inc. (a)(c)	1,840,000	7,783,200
Alaska Air Group, Inc. (a)	243,000	6,249,960
Hawaiian Holdings, Inc. (a)	903,600	6,406,524
		20,439,684
Building Products - 0.7%
Armstrong World Industries, Inc. (a)	225,000	8,381,250
Commercial Services & Supplies - 1.2%
InnerWorkings, Inc. (a)	955,238	4,919,476
The Geo Group, Inc. (a)	463,000	9,792,450
		14,711,926
Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV (NY Shares)	421,000	7,919,010
Orion Marine Group, Inc. (a)	455,000	8,663,200
		16,582,210
Electrical Equipment - 2.8%
Acuity Brands, Inc. (c)	311,100	9,849,426
Regal-Beloit Corp.	188,000	8,813,440
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
SMA Solar Technology AG	100,300	$ 9,621,814
SunPower Corp. Class B (a)	257,400	5,575,284
		33,859,964
Machinery - 2.8%
Altra Holdings, Inc. (a)	715,000	6,270,550
Blount International, Inc. (a)	1,100,000	9,944,000
OSG Corp. (c)	980,000	9,638,987
Oshkosh Co.	225,000	7,033,500
		32,887,037
Professional Services - 1.7%
Kforce, Inc. (a)	780,000	9,149,400
Monster Worldwide, Inc. (a)(c)	790,880	11,483,578
		20,632,978
Road & Rail - 1.7%
Avis Budget Group, Inc. (a)(c)	948,000	7,963,200
Contrans Income Fund	902,700	5,918,798
Knight Transportation, Inc.	387,300	6,212,292
		20,094,290
Trading Companies & Distributors - 2.1%
Beacon Roofing Supply, Inc. (a)	744,000	10,683,840
Interline Brands, Inc. (a)	550,000	8,030,000
Rush Enterprises, Inc. Class A (a)	548,254	5,986,934
		24,700,774
Transportation Infrastructure - 0.8%
Aegean Marine Petroleum Network, Inc.	417,200	9,804,200
TOTAL INDUSTRIALS		210,190,233
INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 5.7%
3Com Corp. (a)	1,557,500	8,005,550
Adtran, Inc.	285,000	6,566,400
Comtech Telecommunications Corp. (a)	201,000	6,456,120
Plantronics, Inc.	510,000	12,296,100
Polycom, Inc. (a)	300,000	6,441,000
Riverbed Technology, Inc. (a)	785,000	16,084,650
ViaSat, Inc. (a)	410,700	11,971,905
		67,821,725
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.2%
Super Micro Computer, Inc. (a)	1,050,000	$ 8,463,000
Synaptics, Inc. (a)	303,000	6,817,500
Wincor Nixdorf AG	184,400	10,802,596
		26,083,096
Electronic Equipment & Components - 1.8%
Brightpoint, Inc. (a)	1,275,000	9,396,750
Insight Enterprises, Inc. (a)	535,000	5,628,200
SYNNEX Corp. (a)	250,000	6,432,500
		21,457,450
Internet Software & Services - 2.7%
Art Technology Group, Inc. (a)	1,620,652	6,677,086
j2 Global Communications, Inc. (a)	777,500	15,899,875
Telecity Group PLC (a)	1,791,600	9,853,854
		32,430,815
IT Services - 4.1%
CACI International, Inc. Class A (a)	259,400	12,352,628
Datacash Group PLC	2,286,200	7,713,408
Online Resources Corp. (a)(d)	1,630,000	8,557,500
WNS Holdings Ltd. sponsored ADR (a)	551,903	7,550,033
Wright Express Corp. (a)	472,000	13,173,520
		49,347,089
Semiconductors & Semiconductor Equipment - 4.7%
Fairchild Semiconductor International, Inc. (a)	1,232,000	9,215,360
Hittite Microwave Corp. (a)	243,821	8,972,613
Kulicke & Soffa Industries, Inc. (a)	360,500	1,676,325
Microsemi Corp. (a)	997,000	13,270,070
Teradyne, Inc. (a)(c)	1,125,000	9,416,250
Varian Semiconductor Equipment Associates, Inc. (a)	196,490	5,578,351
Verigy Ltd. (a)	765,000	7,527,600
		55,656,569
Software - 5.0%
Blackbaud, Inc.	361,059	8,011,899
Informatica Corp. (a)	381,000	8,088,630
PROS Holdings, Inc. (a)	1,018,857	9,159,524
Radiant Systems, Inc. (a)	760,000	7,478,400
Solera Holdings, Inc.	235,000	7,571,700
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Taleo Corp. Class A (a)	431,039	$ 9,370,788
TeleCommunication Systems, Inc. Class A (a)	1,070,000	9,565,800
		59,246,741
TOTAL INFORMATION TECHNOLOGY		312,043,485
MATERIALS - 3.0%
Chemicals - 1.4%
Cabot Corp.	375,000	8,223,750
Solutia, Inc. (a)	717,000	7,887,000
		16,110,750
Containers & Packaging - 0.5%
Myers Industries, Inc.	677,500	5,941,675
Metals & Mining - 0.6%
Commercial Metals Co.	480,000	7,123,200
Paper & Forest Products - 0.5%
Schweitzer-Mauduit International, Inc.	120,000	6,198,000
TOTAL MATERIALS		35,373,625
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Premiere Global Services, Inc. (a)	1,037,000	7,746,390
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Terna Energy SA	400,000	3,826,030
TOTAL COMMON STOCKS (Cost $1,104,745,477)		1,143,236,141
Money Market Funds - 10.8%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (e)	75,353,894	$ 75,353,894
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(e)	53,873,252	53,873,252
TOTAL MONEY MARKET FUNDS (Cost $129,227,146)		129,227,146
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $1,233,972,623)		1,272,463,287
NET OTHER ASSETS - (6.8)%		(81,009,903)
NET ASSETS - 100%		$ 1,191,453,384
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,849
Fidelity Securities Lending Cash Central Fund	26,464
Total	$ 75,313
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Online Resources Corp.	$ 7,502,350	$ 2,970,420	$ -	$ -	$ 8,557,500
Town Sports International Holdings, Inc.	4,060,850	759,596	-	-	4,261,950
Total	$ 11,563,200	$ 3,730,016	$ -	$ -	$ 12,819,450
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 173,820,125	$ 168,432,446	$ 5,387,679	$ -
Consumer Staples	36,461,632	36,461,632	-	-
Energy	70,473,056	70,473,056	-	-
Financials	54,790,108	54,790,108	-	-
Health Care	238,511,457	238,511,457	-	-
Industrials	210,190,233	200,551,246	9,638,987	-
Information Technology	312,043,485	312,043,485	-	-
Materials	35,373,625	35,373,625	-	-
Telecommunication Services	7,746,390	7,746,390	-	-
Utilities	3,826,030	3,826,030	-	-
Money Market Funds	129,227,146	129,227,146	-	-
Total Investments in Securities:	$ 1,272,463,287	$ 1,257,436,621	$ 15,026,666	$ -
Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $1,242,234,182. Net unrealized appreciation aggregated $30,229,105, of which $127,373,494 related to appreciated investment securities and $97,144,389 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Small Cap Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Growth Fund.

October 31, 2009

1.824307.104

ASCP-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 1.5%
BorgWarner, Inc.	360,000	$ 10,915,200
Modine Manufacturing Co.	724,000	7,457,200
		18,372,400
Diversified Consumer Services - 2.3%
Brinks Home Security Holdings, Inc. (a)	274,600	8,507,108
Regis Corp.	604,400	9,815,456
Steiner Leisure Ltd. (a)	248,000	9,166,080
		27,488,644
Hotels, Restaurants & Leisure - 4.0%
Aristocrat Leisure Ltd.	1,350,000	5,387,679
Bally Technologies, Inc. (a)	187,600	7,389,564
Life Time Fitness, Inc. (a)(c)	240,000	5,172,000
Penn National Gaming, Inc. (a)	313,000	7,865,690
Town Sports International Holdings, Inc. (a)(d)	1,435,000	4,261,950
WMS Industries, Inc. (a)	124,750	4,987,505
Wyndham Worldwide Corp.	700,000	11,935,000
		46,999,388
Household Durables - 1.2%
Dorel Industries, Inc. Class B (sub. vtg.)	309,550	8,298,690
Hooker Furniture Corp.	477,476	6,116,468
		14,415,158
Media - 0.7%
Virgin Media, Inc.	608,000	8,493,760
Multiline Retail - 0.5%
Dollarama, Inc.	320,000	5,703,468
Specialty Retail - 2.2%
Casual Male Retail Group, Inc. (a)	2,348,113	5,893,764
Citi Trends, Inc. (a)	275,000	7,240,750
Jos. A. Bank Clothiers, Inc. (a)	145,000	5,942,100
Sally Beauty Holdings, Inc. (a)	971,000	6,554,250
		25,630,864
Textiles, Apparel & Luxury Goods - 2.2%
FGX International Ltd. (a)	618,000	8,151,420
G-III Apparel Group Ltd. (a)	435,300	6,969,153
Iconix Brand Group, Inc. (a)	994,500	11,595,870
		26,716,443
TOTAL CONSUMER DISCRETIONARY		173,820,125
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.1%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	435,000	$ 6,881,700
Food Products - 1.6%
Calavo Growers, Inc.	492,046	8,783,021
Smithfield Foods, Inc. (a)(c)	750,000	10,005,000
		18,788,021
Personal Products - 0.9%
Chattem, Inc. (a)	170,300	10,791,911
TOTAL CONSUMER STAPLES		36,461,632
ENERGY - 5.9%
Energy Equipment & Services - 1.1%
Northern Offshore Ltd. (a)	3,345,000	5,257,505
Parker Drilling Co. (a)	1,540,000	8,008,000
		13,265,505
Oil, Gas & Consumable Fuels - 4.8%
Arena Resources, Inc. (a)	210,000	7,824,600
Cabot Oil & Gas Corp.	175,600	6,755,332
Comstock Resources, Inc. (a)	336,198	13,814,376
EXCO Resources, Inc.	1,060,400	16,563,444
Massey Energy Co.	421,100	12,249,799
		57,207,551
TOTAL ENERGY		70,473,056
FINANCIALS - 4.6%
Capital Markets - 2.4%
Cohen & Steers, Inc. (c)	289,406	5,594,218
Fifth Street Finance Corp.	465,000	4,570,950
International Assets Holding Corp. (a)	328,219	5,904,660
Janus Capital Group, Inc.	497,800	6,531,136
optionsXpress Holdings, Inc.	405,000	6,330,150
		28,931,114
Commercial Banks - 0.8%
CapitalSource, Inc.	1,295,000	4,610,200
Huntington Bancshares, Inc.	1,352,900	5,154,549
		9,764,749
Insurance - 0.5%
eHealth, Inc. (a)	414,987	5,905,265
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.4%
CBL & Associates Properties, Inc.	501,223	$ 4,089,980
Thrifts & Mortgage Finance - 0.5%
First Niagara Financial Group, Inc.	475,000	6,099,000
TOTAL FINANCIALS		54,790,108
HEALTH CARE - 20.0%
Biotechnology - 2.8%
Dendreon Corp. (a)(c)	270,000	6,822,900
OREXIGEN Therapeutics, Inc. (a)	846,550	5,468,713
PDL BioPharma, Inc.	1,000,000	8,410,000
Theravance, Inc. (a)(c)	444,000	6,202,680
United Therapeutics Corp. (a)	153,000	6,508,620
		33,412,913
Health Care Equipment & Supplies - 4.4%
ev3, Inc. (a)	755,000	8,893,900
Integra LifeSciences Holdings Corp. (a)	237,400	7,250,196
Meridian Bioscience, Inc.	353,505	7,844,276
Natus Medical, Inc. (a)	360,000	5,000,400
Orthofix International NV (a)	129,760	4,152,320
Orthovita, Inc. (a)	1,855,000	6,492,500
Sirona Dental Systems, Inc. (a)	224,000	6,027,840
Wright Medical Group, Inc. (a)	447,000	7,263,750
		52,925,182
Health Care Providers & Services - 6.0%
Brookdale Senior Living, Inc. (c)	673,000	11,333,320
Centene Corp. (a)	507,433	9,047,530
Hanger Orthopedic Group, Inc. (a)	465,000	6,435,600
Health Management Associates, Inc. Class A (a)	1,672,000	10,199,200
IPC The Hospitalist Co., Inc. (a)	114,595	3,472,229
Providence Service Corp. (a)	393,800	4,906,748
PSS World Medical, Inc. (a)	564,499	11,414,170
Psychiatric Solutions, Inc. (a)	300,000	6,192,000
Synergy Health PLC	910,411	9,065,433
		72,066,230
Health Care Technology - 0.6%
Computer Programs & Systems, Inc. (c)	155,000	6,547,200
Life Sciences Tools & Services - 3.6%
Bruker BioSciences Corp. (a)	885,000	9,593,400
ICON PLC sponsored ADR (a)	265,000	6,545,500
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
PerkinElmer, Inc.	435,000	$ 8,095,350
QIAGEN NV (a)	468,000	9,748,440
Varian, Inc. (a)	165,000	8,448,000
		42,430,690
Pharmaceuticals - 2.6%
Ardea Biosciences, Inc. (a)(c)	327,000	4,414,500
Biodel, Inc. (a)	255,000	1,065,900
Cadence Pharmaceuticals, Inc. (a)(c)	440,000	3,973,200
Hikma Pharmaceuticals PLC	334,115	2,590,802
Optimer Pharmaceuticals, Inc. (a)(c)	513,000	5,930,280
ViroPharma, Inc. (a)	1,000,000	7,540,000
XenoPort, Inc. (a)	336,000	5,614,560
		31,129,242
TOTAL HEALTH CARE		238,511,457
INDUSTRIALS - 17.6%
Aerospace & Defense - 0.7%
Teledyne Technologies, Inc. (a)	237,000	8,095,920
Airlines - 1.7%
AirTran Holdings, Inc. (a)(c)	1,840,000	7,783,200
Alaska Air Group, Inc. (a)	243,000	6,249,960
Hawaiian Holdings, Inc. (a)	903,600	6,406,524
		20,439,684
Building Products - 0.7%
Armstrong World Industries, Inc. (a)	225,000	8,381,250
Commercial Services & Supplies - 1.2%
InnerWorkings, Inc. (a)	955,238	4,919,476
The Geo Group, Inc. (a)	463,000	9,792,450
		14,711,926
Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV (NY Shares)	421,000	7,919,010
Orion Marine Group, Inc. (a)	455,000	8,663,200
		16,582,210
Electrical Equipment - 2.8%
Acuity Brands, Inc. (c)	311,100	9,849,426
Regal-Beloit Corp.	188,000	8,813,440
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
SMA Solar Technology AG	100,300	$ 9,621,814
SunPower Corp. Class B (a)	257,400	5,575,284
		33,859,964
Machinery - 2.8%
Altra Holdings, Inc. (a)	715,000	6,270,550
Blount International, Inc. (a)	1,100,000	9,944,000
OSG Corp. (c)	980,000	9,638,987
Oshkosh Co.	225,000	7,033,500
		32,887,037
Professional Services - 1.7%
Kforce, Inc. (a)	780,000	9,149,400
Monster Worldwide, Inc. (a)(c)	790,880	11,483,578
		20,632,978
Road & Rail - 1.7%
Avis Budget Group, Inc. (a)(c)	948,000	7,963,200
Contrans Income Fund	902,700	5,918,798
Knight Transportation, Inc.	387,300	6,212,292
		20,094,290
Trading Companies & Distributors - 2.1%
Beacon Roofing Supply, Inc. (a)	744,000	10,683,840
Interline Brands, Inc. (a)	550,000	8,030,000
Rush Enterprises, Inc. Class A (a)	548,254	5,986,934
		24,700,774
Transportation Infrastructure - 0.8%
Aegean Marine Petroleum Network, Inc.	417,200	9,804,200
TOTAL INDUSTRIALS		210,190,233
INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 5.7%
3Com Corp. (a)	1,557,500	8,005,550
Adtran, Inc.	285,000	6,566,400
Comtech Telecommunications Corp. (a)	201,000	6,456,120
Plantronics, Inc.	510,000	12,296,100
Polycom, Inc. (a)	300,000	6,441,000
Riverbed Technology, Inc. (a)	785,000	16,084,650
ViaSat, Inc. (a)	410,700	11,971,905
		67,821,725
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.2%
Super Micro Computer, Inc. (a)	1,050,000	$ 8,463,000
Synaptics, Inc. (a)	303,000	6,817,500
Wincor Nixdorf AG	184,400	10,802,596
		26,083,096
Electronic Equipment & Components - 1.8%
Brightpoint, Inc. (a)	1,275,000	9,396,750
Insight Enterprises, Inc. (a)	535,000	5,628,200
SYNNEX Corp. (a)	250,000	6,432,500
		21,457,450
Internet Software & Services - 2.7%
Art Technology Group, Inc. (a)	1,620,652	6,677,086
j2 Global Communications, Inc. (a)	777,500	15,899,875
Telecity Group PLC (a)	1,791,600	9,853,854
		32,430,815
IT Services - 4.1%
CACI International, Inc. Class A (a)	259,400	12,352,628
Datacash Group PLC	2,286,200	7,713,408
Online Resources Corp. (a)(d)	1,630,000	8,557,500
WNS Holdings Ltd. sponsored ADR (a)	551,903	7,550,033
Wright Express Corp. (a)	472,000	13,173,520
		49,347,089
Semiconductors & Semiconductor Equipment - 4.7%
Fairchild Semiconductor International, Inc. (a)	1,232,000	9,215,360
Hittite Microwave Corp. (a)	243,821	8,972,613
Kulicke & Soffa Industries, Inc. (a)	360,500	1,676,325
Microsemi Corp. (a)	997,000	13,270,070
Teradyne, Inc. (a)(c)	1,125,000	9,416,250
Varian Semiconductor Equipment Associates, Inc. (a)	196,490	5,578,351
Verigy Ltd. (a)	765,000	7,527,600
		55,656,569
Software - 5.0%
Blackbaud, Inc.	361,059	8,011,899
Informatica Corp. (a)	381,000	8,088,630
PROS Holdings, Inc. (a)	1,018,857	9,159,524
Radiant Systems, Inc. (a)	760,000	7,478,400
Solera Holdings, Inc.	235,000	7,571,700
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Taleo Corp. Class A (a)	431,039	$ 9,370,788
TeleCommunication Systems, Inc. Class A (a)	1,070,000	9,565,800
		59,246,741
TOTAL INFORMATION TECHNOLOGY		312,043,485
MATERIALS - 3.0%
Chemicals - 1.4%
Cabot Corp.	375,000	8,223,750
Solutia, Inc. (a)	717,000	7,887,000
		16,110,750
Containers & Packaging - 0.5%
Myers Industries, Inc.	677,500	5,941,675
Metals & Mining - 0.6%
Commercial Metals Co.	480,000	7,123,200
Paper & Forest Products - 0.5%
Schweitzer-Mauduit International, Inc.	120,000	6,198,000
TOTAL MATERIALS		35,373,625
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Premiere Global Services, Inc. (a)	1,037,000	7,746,390
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Terna Energy SA	400,000	3,826,030
TOTAL COMMON STOCKS (Cost $1,104,745,477)		1,143,236,141
Money Market Funds - 10.8%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (e)	75,353,894	$ 75,353,894
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(e)	53,873,252	53,873,252
TOTAL MONEY MARKET FUNDS (Cost $129,227,146)		129,227,146
TOTAL INVESTMENT PORTFOLIO - 106.8% (Cost $1,233,972,623)		1,272,463,287
NET OTHER ASSETS - (6.8)%		(81,009,903)
NET ASSETS - 100%		$ 1,191,453,384
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,849
Fidelity Securities Lending Cash Central Fund	26,464
Total	$ 75,313
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Online Resources Corp.	$ 7,502,350	$ 2,970,420	$ -	$ -	$ 8,557,500
Town Sports International Holdings, Inc.	4,060,850	759,596	-	-	4,261,950
Total	$ 11,563,200	$ 3,730,016	$ -	$ -	$ 12,819,450
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 173,820,125	$ 168,432,446	$ 5,387,679	$ -
Consumer Staples	36,461,632	36,461,632	-	-
Energy	70,473,056	70,473,056	-	-
Financials	54,790,108	54,790,108	-	-
Health Care	238,511,457	238,511,457	-	-
Industrials	210,190,233	200,551,246	9,638,987	-
Information Technology	312,043,485	312,043,485	-	-
Materials	35,373,625	35,373,625	-	-
Telecommunication Services	7,746,390	7,746,390	-	-
Utilities	3,826,030	3,826,030	-	-
Money Market Funds	129,227,146	129,227,146	-	-
Total Investments in Securities:	$ 1,272,463,287	$ 1,257,436,621	$ 15,026,666	$ -
Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $1,242,234,182. Net unrealized appreciation aggregated $30,229,105, of which $127,373,494 related to appreciated investment securities and $97,144,389 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Value Fund
Small Cap Value
Class F

October 31, 2009

1.823236.104

SCV-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Diversified Consumer Services - 2.7%
Matthews International Corp. Class A	539,687	$ 19,822,704
Regis Corp. (c)	1,770,882	28,759,124
		48,581,828
Household Durables - 4.5%
M.D.C. Holdings, Inc.	935,300	30,509,486
Meritage Homes Corp. (a)	1,504,460	27,441,350
Ryland Group, Inc.	1,132,448	21,006,910
		78,957,746
Specialty Retail - 1.8%
Asbury Automotive Group, Inc. (a)	1,310,115	12,760,520
Tsutsumi Jewelry Co. Ltd.	791,400	18,629,518
		31,390,038
Textiles, Apparel & Luxury Goods - 0.9%
Iconix Brand Group, Inc. (a)	1,330,087	15,508,814
TOTAL CONSUMER DISCRETIONARY		174,438,426
CONSUMER STAPLES - 5.9%
Food & Staples Retailing - 4.1%
BJ's Wholesale Club, Inc. (a)	850,000	29,775,500
Casey's General Stores, Inc.	940,000	29,638,200
Ingles Markets, Inc. Class A	838,531	12,896,607
		72,310,307
Personal Products - 1.8%
Chattem, Inc. (a)(c)	500,000	31,685,000
TOTAL CONSUMER STAPLES		103,995,307
ENERGY - 6.4%
Energy Equipment & Services - 2.6%
Superior Energy Services, Inc. (a)	2,091,700	45,201,637
Oil, Gas & Consumable Fuels - 3.8%
Encore Acquisition Co. (a)	1,093,609	40,540,086
Mariner Energy, Inc. (a)	2,144,700	27,323,478
		67,863,564
TOTAL ENERGY		113,065,201
Common Stocks - continued
	Shares	Value
FINANCIALS - 32.6%
Capital Markets - 3.7%
optionsXpress Holdings, Inc.	1,955,000	$ 30,556,650
Sparx Group Co. Ltd. (a)	10,741	1,086,274
TradeStation Group, Inc. (a)	2,062,291	15,920,887
Waddell & Reed Financial, Inc. Class A	640,000	17,958,400
		65,522,211
Commercial Banks - 9.4%
Associated Banc-Corp.	2,579,583	33,044,458
CapitalSource, Inc.	6,395,000	22,766,200
City National Corp. (c)	804,900	30,320,583
PacWest Bancorp (c)	1,625,000	27,592,500
TCF Financial Corp. (c)	2,750,500	32,538,415
Western Liberty Bancorp (a)(c)(d)	2,400,000	19,320,000
		165,582,156
Insurance - 6.7%
Aspen Insurance Holdings Ltd.	1,090,200	28,127,160
Max Capital Group Ltd.	2,431,431	50,209,050
Platinum Underwriters Holdings Ltd.	1,086,975	38,881,096
		117,217,306
Real Estate Investment Trusts - 5.3%
Alexandria Real Estate Equities, Inc. (c)	1,050,000	56,878,500
Highwoods Properties, Inc. (SBI)	690,330	18,997,882
National Retail Properties, Inc.	840,000	16,279,200
		92,155,582
Real Estate Management & Development - 2.2%
Jones Lang LaSalle, Inc.	816,000	38,229,600
Thrifts & Mortgage Finance - 5.3%
Astoria Financial Corp.	4,618,152	46,089,157
Washington Federal, Inc.	2,776,075	47,609,686
		93,698,843
TOTAL FINANCIALS		572,405,698
HEALTH CARE - 5.6%
Health Care Equipment & Supplies - 0.7%
Abaxis, Inc. (a)	507,627	11,584,048
Health Care Providers & Services - 4.9%
Chemed Corp.	410,200	18,590,264
MEDNAX, Inc. (a)	606,500	31,489,480
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Providence Service Corp. (a)	521,585	$ 6,498,949
VCA Antech, Inc. (a)	1,265,000	30,132,300
		86,710,993
TOTAL HEALTH CARE		98,295,041
INDUSTRIALS - 14.8%
Building Products - 0.9%
Simpson Manufacturing Co. Ltd. (c)	665,000	15,554,350
Commercial Services & Supplies - 6.6%
ACCO Brands Corp. (a)	1,250,923	7,580,593
HNI Corp. (c)(d)	2,275,771	59,898,293
United Stationers, Inc. (a)	1,024,000	48,271,360
		115,750,246
Machinery - 2.3%
Blount International, Inc. (a)	1,854,723	16,766,696
Graco, Inc.	890,000	24,510,600
		41,277,296
Trading Companies & Distributors - 5.0%
H&E Equipment Services, Inc. (a)(d)	3,115,332	33,022,519
WESCO International, Inc. (a)(d)	2,150,000	54,954,000
		87,976,519
TOTAL INDUSTRIALS		260,558,411
INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 1.9%
Polycom, Inc. (a)	490,000	10,520,300
ViaSat, Inc. (a)	819,472	23,887,609
		34,407,909
Electronic Equipment & Components - 3.3%
Ingram Micro, Inc. Class A (a)	1,553,100	27,412,215
Macnica, Inc.	677,400	10,753,694
Ryoyo Electro Corp.	1,272,700	10,412,161
SYNNEX Corp. (a)	379,898	9,774,776
		58,352,846
Internet Software & Services - 2.9%
DealerTrack Holdings, Inc. (a)	1,799,434	29,654,672
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
j2 Global Communications, Inc. (a)	603,149	$ 12,334,397
LoopNet, Inc. (a)	1,064,182	9,290,309
		51,279,378
Semiconductors & Semiconductor Equipment - 1.5%
FormFactor, Inc. (a)	734,157	12,473,327
Miraial Co. Ltd. (d)	570,200	13,330,349
		25,803,676
Software - 0.7%
MICROS Systems, Inc. (a)	440,000	11,844,800
TOTAL INFORMATION TECHNOLOGY		181,688,609
MATERIALS - 6.4%
Chemicals - 0.7%
Spartech Corp.	1,361,202	13,026,703
Metals & Mining - 5.7%
Carpenter Technology Corp. (d)	2,499,380	52,561,961
RTI International Metals, Inc. (a)(d)	2,262,597	46,858,384
		99,420,345
TOTAL MATERIALS		112,447,048
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Cogent Communications Group, Inc. (a)(c)	1,640,000	16,613,200
UTILITIES - 4.8%
Electric Utilities - 1.9%
Westar Energy, Inc.	1,740,000	33,321,000
Gas Utilities - 1.2%
Southwest Gas Corp.	850,989	21,266,215
Independent Power Producers & Energy Traders - 1.7%
RRI Energy, Inc. (a)	5,750,000	30,302,500
TOTAL UTILITIES		84,889,715
TOTAL COMMON STOCKS (Cost $1,698,673,862)		1,718,396,656
Nonconvertible Preferred Stocks - 1.9%
	Shares	Value
CONSUMER DISCRETIONARY - 0.6%
Household Durables - 0.6%
M/I Homes, Inc. Series A, 9.75% (a)	730,800	$ 10,888,920
FINANCIALS - 1.3%
Real Estate Investment Trusts - 1.3%
Developers Diversified Realty Corp.:
(depositary shares) Series H, 7.375%	818,790	13,722,920
Series I, 7.50%	542,010	9,122,028
		22,844,948
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $25,252,714)		33,733,868
Money Market Funds - 10.2%

Fidelity Cash Central Fund, 0.20% (e)	15,249,761	15,249,761
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(e)	164,224,185	164,224,185
TOTAL MONEY MARKET FUNDS (Cost $179,473,946)		179,473,946
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $1,903,400,522)		1,931,604,470
NET OTHER ASSETS - (9.8)%		(172,908,480)
NET ASSETS - 100%		$ 1,758,695,990
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,391
Fidelity Securities Lending Cash Central Fund	140,227
Total	$ 158,618
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carpenter Technology Corp.	$ 48,582,409	$ -	$ 2,440,017	$ 917,777	$ 52,561,961
H&E Equipment Services, Inc.	17,823,149	15,281,975	-	-	33,022,519
HNI Corp.	48,476,178	4,669,921	2,694,889	467,791	59,898,293
Miraial Co. Ltd.	11,951,237	-	-	-	13,330,349
RTI International Metals, Inc.	-	55,318,713	-	-	46,858,384
Spartech Corp.	19,788,775	80,848	2,807,218	-	-
WESCO International, Inc.	45,676,500	7,269,797	-	-	54,954,000
Western Liberty Bancorp	-	3,630,400	-	-	19,320,000
Total	$ 192,298,248	$ 86,251,654	$ 7,942,124	$ 1,385,568	$ 279,945,506
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 185,327,346	$ 166,697,828	$ 18,629,518	$ -
Consumer Staples	103,995,307	103,995,307	-	-
Energy	113,065,201	113,065,201	-	-
Financials	595,250,646	594,164,372	1,086,274	-
Health Care	98,295,041	98,295,041	-	-
Industrials	260,558,411	260,558,411	-	-
Information Technology	181,688,609	147,192,405	34,496,204	-
Materials	112,447,048	112,447,048	-	-
Telecommunication Services	16,613,200	16,613,200	-	-
Utilities	84,889,715	84,889,715	-	-
Money Market Funds	179,473,946	179,473,946	-	-
Total Investments in Securities:	$ 1,931,604,470	$ 1,877,392,474	$ 54,211,996	$ -
Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $1,907,572,068. Net unrealized appreciation aggregated $24,032,402, of which $213,088,277 related to appreciated investment securities and $189,055,875 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Small Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Value Fund.

October 31, 2009

1.824309.104

ASCV-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Diversified Consumer Services - 2.7%
Matthews International Corp. Class A	539,687	$ 19,822,704
Regis Corp. (c)	1,770,882	28,759,124
		48,581,828
Household Durables - 4.5%
M.D.C. Holdings, Inc.	935,300	30,509,486
Meritage Homes Corp. (a)	1,504,460	27,441,350
Ryland Group, Inc.	1,132,448	21,006,910
		78,957,746
Specialty Retail - 1.8%
Asbury Automotive Group, Inc. (a)	1,310,115	12,760,520
Tsutsumi Jewelry Co. Ltd.	791,400	18,629,518
		31,390,038
Textiles, Apparel & Luxury Goods - 0.9%
Iconix Brand Group, Inc. (a)	1,330,087	15,508,814
TOTAL CONSUMER DISCRETIONARY		174,438,426
CONSUMER STAPLES - 5.9%
Food & Staples Retailing - 4.1%
BJ's Wholesale Club, Inc. (a)	850,000	29,775,500
Casey's General Stores, Inc.	940,000	29,638,200
Ingles Markets, Inc. Class A	838,531	12,896,607
		72,310,307
Personal Products - 1.8%
Chattem, Inc. (a)(c)	500,000	31,685,000
TOTAL CONSUMER STAPLES		103,995,307
ENERGY - 6.4%
Energy Equipment & Services - 2.6%
Superior Energy Services, Inc. (a)	2,091,700	45,201,637
Oil, Gas & Consumable Fuels - 3.8%
Encore Acquisition Co. (a)	1,093,609	40,540,086
Mariner Energy, Inc. (a)	2,144,700	27,323,478
		67,863,564
TOTAL ENERGY		113,065,201
Common Stocks - continued
	Shares	Value
FINANCIALS - 32.6%
Capital Markets - 3.7%
optionsXpress Holdings, Inc.	1,955,000	$ 30,556,650
Sparx Group Co. Ltd. (a)	10,741	1,086,274
TradeStation Group, Inc. (a)	2,062,291	15,920,887
Waddell & Reed Financial, Inc. Class A	640,000	17,958,400
		65,522,211
Commercial Banks - 9.4%
Associated Banc-Corp.	2,579,583	33,044,458
CapitalSource, Inc.	6,395,000	22,766,200
City National Corp. (c)	804,900	30,320,583
PacWest Bancorp (c)	1,625,000	27,592,500
TCF Financial Corp. (c)	2,750,500	32,538,415
Western Liberty Bancorp (a)(c)(d)	2,400,000	19,320,000
		165,582,156
Insurance - 6.7%
Aspen Insurance Holdings Ltd.	1,090,200	28,127,160
Max Capital Group Ltd.	2,431,431	50,209,050
Platinum Underwriters Holdings Ltd.	1,086,975	38,881,096
		117,217,306
Real Estate Investment Trusts - 5.3%
Alexandria Real Estate Equities, Inc. (c)	1,050,000	56,878,500
Highwoods Properties, Inc. (SBI)	690,330	18,997,882
National Retail Properties, Inc.	840,000	16,279,200
		92,155,582
Real Estate Management & Development - 2.2%
Jones Lang LaSalle, Inc.	816,000	38,229,600
Thrifts & Mortgage Finance - 5.3%
Astoria Financial Corp.	4,618,152	46,089,157
Washington Federal, Inc.	2,776,075	47,609,686
		93,698,843
TOTAL FINANCIALS		572,405,698
HEALTH CARE - 5.6%
Health Care Equipment & Supplies - 0.7%
Abaxis, Inc. (a)	507,627	11,584,048
Health Care Providers & Services - 4.9%
Chemed Corp.	410,200	18,590,264
MEDNAX, Inc. (a)	606,500	31,489,480
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Providence Service Corp. (a)	521,585	$ 6,498,949
VCA Antech, Inc. (a)	1,265,000	30,132,300
		86,710,993
TOTAL HEALTH CARE		98,295,041
INDUSTRIALS - 14.8%
Building Products - 0.9%
Simpson Manufacturing Co. Ltd. (c)	665,000	15,554,350
Commercial Services & Supplies - 6.6%
ACCO Brands Corp. (a)	1,250,923	7,580,593
HNI Corp. (c)(d)	2,275,771	59,898,293
United Stationers, Inc. (a)	1,024,000	48,271,360
		115,750,246
Machinery - 2.3%
Blount International, Inc. (a)	1,854,723	16,766,696
Graco, Inc.	890,000	24,510,600
		41,277,296
Trading Companies & Distributors - 5.0%
H&E Equipment Services, Inc. (a)(d)	3,115,332	33,022,519
WESCO International, Inc. (a)(d)	2,150,000	54,954,000
		87,976,519
TOTAL INDUSTRIALS		260,558,411
INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 1.9%
Polycom, Inc. (a)	490,000	10,520,300
ViaSat, Inc. (a)	819,472	23,887,609
		34,407,909
Electronic Equipment & Components - 3.3%
Ingram Micro, Inc. Class A (a)	1,553,100	27,412,215
Macnica, Inc.	677,400	10,753,694
Ryoyo Electro Corp.	1,272,700	10,412,161
SYNNEX Corp. (a)	379,898	9,774,776
		58,352,846
Internet Software & Services - 2.9%
DealerTrack Holdings, Inc. (a)	1,799,434	29,654,672
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
j2 Global Communications, Inc. (a)	603,149	$ 12,334,397
LoopNet, Inc. (a)	1,064,182	9,290,309
		51,279,378
Semiconductors & Semiconductor Equipment - 1.5%
FormFactor, Inc. (a)	734,157	12,473,327
Miraial Co. Ltd. (d)	570,200	13,330,349
		25,803,676
Software - 0.7%
MICROS Systems, Inc. (a)	440,000	11,844,800
TOTAL INFORMATION TECHNOLOGY		181,688,609
MATERIALS - 6.4%
Chemicals - 0.7%
Spartech Corp.	1,361,202	13,026,703
Metals & Mining - 5.7%
Carpenter Technology Corp. (d)	2,499,380	52,561,961
RTI International Metals, Inc. (a)(d)	2,262,597	46,858,384
		99,420,345
TOTAL MATERIALS		112,447,048
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Cogent Communications Group, Inc. (a)(c)	1,640,000	16,613,200
UTILITIES - 4.8%
Electric Utilities - 1.9%
Westar Energy, Inc.	1,740,000	33,321,000
Gas Utilities - 1.2%
Southwest Gas Corp.	850,989	21,266,215
Independent Power Producers & Energy Traders - 1.7%
RRI Energy, Inc. (a)	5,750,000	30,302,500
TOTAL UTILITIES		84,889,715
TOTAL COMMON STOCKS (Cost $1,698,673,862)		1,718,396,656
Nonconvertible Preferred Stocks - 1.9%
	Shares	Value
CONSUMER DISCRETIONARY - 0.6%
Household Durables - 0.6%
M/I Homes, Inc. Series A, 9.75% (a)	730,800	$ 10,888,920
FINANCIALS - 1.3%
Real Estate Investment Trusts - 1.3%
Developers Diversified Realty Corp.:
(depositary shares) Series H, 7.375%	818,790	13,722,920
Series I, 7.50%	542,010	9,122,028
		22,844,948
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $25,252,714)		33,733,868
Money Market Funds - 10.2%

Fidelity Cash Central Fund, 0.20% (e)	15,249,761	15,249,761
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(e)	164,224,185	164,224,185
TOTAL MONEY MARKET FUNDS (Cost $179,473,946)		179,473,946
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $1,903,400,522)		1,931,604,470
NET OTHER ASSETS - (9.8)%		(172,908,480)
NET ASSETS - 100%		$ 1,758,695,990
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,391
Fidelity Securities Lending Cash Central Fund	140,227
Total	$ 158,618
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carpenter Technology Corp.	$ 48,582,409	$ -	$ 2,440,017	$ 917,777	$ 52,561,961
H&E Equipment Services, Inc.	17,823,149	15,281,975	-	-	33,022,519
HNI Corp.	48,476,178	4,669,921	2,694,889	467,791	59,898,293
Miraial Co. Ltd.	11,951,237	-	-	-	13,330,349
RTI International Metals, Inc.	-	55,318,713	-	-	46,858,384
Spartech Corp.	19,788,775	80,848	2,807,218	-	-
WESCO International, Inc.	45,676,500	7,269,797	-	-	54,954,000
Western Liberty Bancorp	-	3,630,400	-	-	19,320,000
Total	$ 192,298,248	$ 86,251,654	$ 7,942,124	$ 1,385,568	$ 279,945,506
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 185,327,346	$ 166,697,828	$ 18,629,518	$ -
Consumer Staples	103,995,307	103,995,307	-	-
Energy	113,065,201	113,065,201	-	-
Financials	595,250,646	594,164,372	1,086,274	-
Health Care	98,295,041	98,295,041	-	-
Industrials	260,558,411	260,558,411	-	-
Information Technology	181,688,609	147,192,405	34,496,204	-
Materials	112,447,048	112,447,048	-	-
Telecommunication Services	16,613,200	16,613,200	-	-
Utilities	84,889,715	84,889,715	-	-
Money Market Funds	179,473,946	179,473,946	-	-
Total Investments in Securities:	$ 1,931,604,470	$ 1,877,392,474	$ 54,211,996	$ -
Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $1,907,572,068. Net unrealized appreciation aggregated $24,032,402, of which $213,088,277 related to appreciated investment securities and $189,055,875 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2009